PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

September 17, 2010

Dear Shareholder:

A Special Meeting of Shareholders of Principal Funds, Inc. (“PFI”) will be held at 680 8th Street, Des Moines, Iowa 50392-2080, on
November 4, 2010 at 10 a.m., Central Time.

At the meeting, shareholders of the SmallCap Value Fund I (the “Acquired Fund”) will be asked to consider and approve a Plan of
Acquisition (the “Plan”) providing for the reorganization of the SmallCap Value Fund I into the SmallCap Value Fund II (the “Acquiring
Fund”). Each of these Funds is a separate series or fund of PFI.

Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the Acquiring Fund shares will be distributed to the shareholders of the Acquired Fund; and (iii) the
Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. Holders of Class R-1,
Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquired Fund will receive, respectively, Class R-1, Class R-
2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund. The Reorganization is expected to occur as of the close of regularly scheduled trading on the NYSE on November 12, 2010. All share classes of the Acquired Fund will vote in the aggregate and not by class with respect to the Reorganization.

The Board of Directors of PFI believes that the Reorganization will serve the best interests of shareholders of both the Acquired Fund and the Acquiring Fund. The Funds have the same investment objectives in that both Funds seek to provide long-term growth of capital. The
Funds also have similar principal policies and risks in that both invest primarily in securities of small-capitalization companies while pursuing a value orientation to investing. Both Funds have the same fee rate schedule, however the Acquiring Fund has a lower advisory fee rate at current asset levels and is expected to have lower direct expense ratios following the Reorganization. The Acquiring Fund has outperformed the Acquired Fund over the one, three, and five year periods ended March 31, 2010. Moreover, the Reorganization may be expected to afford shareholders of the Acquired Fund, on an ongoing basis, greater prospects for growth and efficient management.
Combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.

The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, no gain or loss will be recognized by any shareholder for federal income tax purposes as a result of the Reorganization.

*****
Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a proxy card for shares of the
Acquired Fund you owned as of August 30, 2010, the record date for the Meeting. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

The Board of Directors has unanimously voted in favor of the proposed Reorganization and recommends that you vote FOR the
Proposal.

In order for shares to be voted at the Meeting, we urge you to read the Proxy Statement/Prospectus and then complete and mail your proxy card(s) in the enclosed postage-paid envelope, allowing sufficient time for receipt by us by November 3, 2010. As a convenience, we offer three options by which to vote your shares:

By Internet: Follow the instructions located on your proxy card.

By Phone: The phone number is located on your proxy card. Be sure you have your control number, as printed on your proxy card, available at the time you call.

By Mail: Sign your proxy card and enclose it in the postage-paid envelope provided in this proxy package.

We appreciate your taking the time to respond to this important matter. Your vote is important. If you have any questions regarding the
Reorganization, please call our shareholder services department toll free at 1-800-222-5852.

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the SmallCap Value Fund I:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of the SmallCap Value Fund I, a separate series of
Principal Funds, Inc. (“PFI”), will be held at 680 8th Street, Des Moines, Iowa 50392-2080, on November 4, 2010 at 10 a.m., Central Time.
A Proxy Statement/Prospectus providing information about the following proposal to be voted on at the Meeting is included with this notice.
The Meeting is being held to consider and vote on such proposal as well as any other business that may properly come before the Meeting or any adjournment thereof:

Proposal:	Approval of a Plan of Acquisition providing for the reorganization of the SmallCap Value Fund I (the “Fund”) into the
SmallCap Value Fund II.

The Board of Directors of PFI recommends that shareholders of the Fund vote FOR the Proposal.

Approval of the Proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the Fund.

Each shareholder of record at the close of business on August 30, 2010 is entitled to receive notice of and to vote at the Meeting.

Please read the attached Proxy Statement/Prospectus.

By order of the Board of Directors

Nora M. Everett
President and Chief Executive Officer
September 17, 2010
Des Moines, Iowa

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

—————————

PROXY STATEMENT/PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD NOVEMBER 4, 2010

RELATING TO THE REORGANIZATION OF
THE SMALLCAP VALUE FUND I INTO
THE SMALLCAP VALUE FUND II

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors (the “Board” or “Directors”) of
Principal Funds, Inc. (“PFI”) of proxies to be used at a Special Meeting of Shareholders of PFI to be held at 680 8th Street, Des Moines, Iowa
50392-2080, on November 4, 2010, at 10 a.m., Central Time (the “Meeting”).

At the Meeting, shareholders of the SmallCap Value Fund I (the “Acquired Fund”) will be asked to consider and approve a proposed Plan of
Acquisition (the “Plan”) providing for the reorganization of the Acquired Fund into the SmallCap Value Fund II (the “Acquiring Fund”).

Under the Plan: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the Acquiring Fund shares will be distributed to the Shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate (the “Reorganization”). As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in the Reorganization will equal the total value of the net assets of the Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange
(“NYSE”) on the closing date of the Reorganization. Holders of Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class
shares of the Acquired Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the
Acquiring Fund. If approved by shareholders of the Acquired Fund, the Reorganization is expected to occur immediately after the close of regularly scheduled trading on the NYSE on November 12, 2010 (the “Effective Time”). All share classes of the Acquired Fund will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and the Form of Plan of Acquisition which is attached hereto as Appendix A.

This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Annual and Semi-Annual Reports to Shareholders of PFI contain additional information about the investments of the Acquired and Acquiring Funds, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected the Acquired and Acquiring Funds during the fiscal year ended October 31, 2009. Copies of these reports may be obtained at no charge by calling our shareholder services department toll free at 1-800-247-4123.

A Statement of Additional Information dated September 17, 2010 (the “Statement of Additional Information”) relating to this Proxy
Statement/Prospectus has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this Proxy
Statement/Prospectus. PFI’s Prospectus, dated March 1, 2010 and as supplemented, (File No. 033-59474) and the Statement of Additional
Information for PFI, dated March 1, 2010 and as supplemented (“PFI SAI”), have been filed with the SEC and, insofar as they relate to the
SmallCap Value Fund I, are incorporated by reference into this Proxy Statement/Prospectus. Copies of these documents may be obtained without charge by writing to PFI at the address noted above or by calling our shareholder services department toll free at 1-800-222-5852. You may also call our shareholder services department toll fee at 1-800-222-5852 if you have any questions regarding the Reorganization.

PFI is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940
Act”) and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public
Reference Room may be obtained by calling the SEC at 1-202-551-5850). Such materials are also available on the SEC’s EDGAR Database on its
Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy
Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement/Prospectus is September 17, 2010.

INTRODUCTION

This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund to provide information regarding the Plan and the
Reorganization.

Principal Funds, Inc. PFI is a Maryland corporation and an open-end management investment company registered with the SEC under the
Investment Company Act of 1940, as amended (“1940 Act”). PFI currently offers 64 separate series or funds (the “PFI Funds”), including the
Acquired and Acquiring Funds. The sponsor of PFI is Principal Life Insurance Company (“Principal Life”), and the investment advisor to the PFI
Funds is Principal Management Corporation (“PMC”). Principal Funds Distributor, Inc. (the “Distributor” or “PFD”) is the distributor for all share classes of the Acquired and Acquiring Funds. Principal Life, an insurance company organized in 1879 under the laws of Iowa, PMC and PFD are indirect, wholly-owned subsidiaries of Principal Financial Group, Inc. (“PFG”). Their address is the Principal Financial Group, Des Moines, Iowa
50392-2080.

Investment Management. Pursuant to an investment advisory agreement with PFI with respect to the Acquired and Acquiring Funds, PMC provides investment advisory services and certain corporate administrative services to the Funds. As permitted by the investment advisory agreement, PMC has entered into sub-advisory agreements with respect to the Acquired and Acquiring Funds as follows:

Acquired Fund	Sub-Advisors
SmallCap Value Fund I	J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)
Mellon Capital Management Corporation (“Mellon Capital”)

Acquiring Fund	Sub-Advisors
SmallCap Value Fund II	Dimensional Fund Advisors (“Dimensional”)
Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”)
Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

PMC and each sub-advisor are registered with the SEC as investment advisors under the Investment Advisers Act of 1940.

J.P. Morgan is located at 245 Park Avenue, 3rd Floor, New York, NY 10167.

Mellon Capital is located at 500 Grant Street, Suite 4200, One Mellon Center, Pittsburgh, PA 15258.

Dimensional is located at 6300 Bee Cave Road, Building One, Austin, TX 78746.

L.A. Capital is located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025.

Vaughan Nelson is located at 600 Travis Street, Suite 6300, Houston, Texas 77002.

THE REORGANIZATION

At its meeting held on June 14, 2010, the Board, including all the Directors who are not “interested persons” (as defined in the 1940 Act) of
PFI (the “Independent Directors”), approved the Reorganization pursuant to the Plan providing for the combination of the Acquired Fund into the
Acquiring Fund. The Board concluded that the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The factors that the Board considered in deciding to approve the Reorganization are discussed below under “Information About the Reorganization – Board Consideration of the Reorganization.”

The Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to Acquired Fund shareholders of the Acquiring Fund shares; and (iii) the liquidation and termination of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund. In the Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of the Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the
Acquiring Fund with a value equal to the value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Effective Time”). The closing date of the Reorganization is expected to be November 12,
2010. Holders of Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquired Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the Form of Plan of Acquisition, which is attached hereto as Appendix A.

The Board of Directors of PFI believes that the Reorganization will serve the best interests of shareholders of both the Acquired Fund and the
Acquiring Fund. The Funds have the same investment objectives in that both Funds seek to provide long-term growth of capital. The Funds also have similar principal policies and risks in that both invest primarily in securities of small-capitalization companies while pursuing a value orientation to investing. Both Funds have the same fee rate schedule, however the Acquiring Fund has a lower advisory fee rate at current asset levels and is expected to have lower direct expense ratios following the Reorganization. The Acquiring Fund has outperformed the Acquired Fund over the one, three, and five year periods ended March 31, 2010. Moreover, the Reorganization may be expected to afford shareholders of the
Acquired Fund, on an ongoing basis, greater prospects for growth and efficient management. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.

In the opinion of legal counsel, the Reorganization will qualify as a tax-free reorganization and, for federal income tax purposes, no gain or loss will be recognized as a result of the Reorganization by the Acquired or Acquiring Fund shareholders. See “Information About the
Reorganization – Federal Income Tax Consequences.”

The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares, which are the same for both funds. See “Additional Information About the Funds – Purchase of Fund shares, Exchange of Fund Shares and Redemption of Fund shares.”

The Acquired Fund will pay a portion of the out-of-pocket fees and expenses incurred in connection with the Reorganization, including printing, mailing, and legal fees. This portion of the fees and expenses and fees is expected to total $22,455. PMC will cover any remanding expenses which are estimated to be $12,601. The Acquired Fund, who is expected to achieve the greatest benefit from the Reorganization, will pay any trading costs associated with disposing of any portfolio securities of the Acquired Fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. It is expected that 41% of the portfolio securities of the Acquired Fund will be disposed of. The estimated trading costs would be $188,000. The estimated per share capital gain would be $10,102,000 ($0.86 per share) on a U.S. GAAP basis.

PROPOSAL:
APPROVAL OF A PLAN OF ACQUISITION PROVIDING
FOR THE REORGANIZATION OF THE
SMALLCAP VALUE FUND I
INTO THE SMALLCAP VALUE FUND II

Shareholders of the SmallCap Value Fund I (the “Acquired Fund”) are being asked to approve the reorganization of the Acquired Fund into the
SmallCap Fund II (the “Acquiring Fund.)

Comparison of Acquired and Acquiring Funds
The following table provides comparative information with respect to the Acquired and Acquiring Funds. As indicated in the table, the Funds have the same investment objectives in that both Funds seek to provide long-term growth of capital. The Funds also have similar principal policies and risks in that both invest primarily in securities of small-capitalization companies while pursuing a value orientation to investing. The Funds differ principally in that the Acquired Fund may hold foreign securities and may invest in initial public offerings. Further, the Acquiring Fund is currently being used as part of a fund of funds strategy. Each of the Funds has multiple sub-advisors, and PMC actively manages a portion of the assets of each Fund.

SmallCap Value Fund I		SmallCap Value Fund II
(Acquired Fund)		(Acquiring Fund)

Approximate Net Assets as of April 30, 2010 (unaudited):
$161,817,000		$765,040,000

Investment Advisor:	PMC

Sub-Advisors and Portfolio Managers:

J.P. MORGAN		DIMENSIONAL
Christopher T. Blum (since 2002). Mr. Blum (Chief Investment		Stephen A. Clark (since 2008). Mr. Clark (Senior Portfolio
Officer of the U.S. Behavioral Finance Group) has been with J.P.		Manager, Vice President, and chairman of the Investment
Morgan since 2001. He earned a BBA in Finance from Bernard M.		Committee) has been with Dimensional since 2001. He earned a
Baruch School of Business. Mr. Blum has earned the right to use		BS from Bradley University and an MBA from
the Chartered Financial Analyst designation.		the University of Chicago.

Dennis S. Ruhl (since 2005). Mr. Ruhl (Vice President, head of		L.A. CAPITAL
the U.S. Behavioral Finance Small Cap Equity Group) has been		David R. Borger (since 2009). Mr. Broger (Director of Research)
with J.P. Morgan since 1999. He earned BS degrees in		co-founded L.A. Capital in 2002. He earned a BA from the
Mathematics and Computer Science and an MEng in Computer		Wittenberg University and an MA and MBA from the University
Science from Massachusetts Institute of Technology. Mr. Ruhl has		of Michigan. Mr. Borger has earned the right to use the Chartered
earned the right to use the Chartered Financial Analyst		Financial Analyst designation.
designation.
Christine M. Kugler (since 2009). Ms. Kugler (Director of
MELLON CAPITAL		Implementation) has been with L.A. Capital since it was founded
Ronald P. Gala (since 2002). Mr. Gala (Director, Senior Portfolio		in 2002. She earned a BA from the University of California, Santa
Manager, Active Equity Strategies) has been with Mellon Capital		Barbara.
since 1993. He earned a BS in Business Administration from
Duquesne University and an MBA in Finance from the University		Stuart K. Matsuda (since 2009). Mr. Matsuda (Director of
of Pittsburgh. Mr. Gala has earned the right to use the		Trading) co-founded L.A. Capital in 2002. He earned a BBA from
Chartered Financial Analyst designation.		the University of Hawaii and an MBA from California State
University Northridge.
Peter D. Goslin (since 2005). Mr. Goslin (Vice President, Senior
Portfolio Manager, Active Equities Strategies) has been with		Hal W. Reynolds (since 2009). Mr. Reynolds (Chief Investment
Mellon Capital since 1999. He earned a BS in Finance from St.		Officer) co-founded L.A. Capital in 2002. He earned a BA from
Vincent College and an MBA in Finance at the University of		the University of Virginia and an MBA from the University of
Notre Dame Graduate School of Business. Mr. Goslin has earned		Pittsburgh. Mr. Reynolds has earned the right to use the Chartered
the right to use the Chartered Financial Analyst designation.		Financial Analyst designation.

PMC	Thomas D. Stevens (since 2009). Mr. Stevens (Chairman and
Mariateresa Monaco (since 2009). Ms. Monaco (Vice President-	President) co-founded L.A. Capital in 2002. He earned a BBA and
Portfolio Manager) has worked as a portfolio manager for PMC	MBA from the University of Wisconsin. Mr. Stevens has earned
since 2009. Previously, she worked as a portfolio manager for	the right to use the Chartered Financial Analyst designation.
Principal Global Investors, LLC, where she worked as a portfolio	VAUGHAN NELSON
manager since 2005. Prior to that, Ms. Monaco worked for	Chris D. Wallis (since 2005). Mr. Wallis (Senior Portfolio
Fidelity Management and Research. She earned a Master’s degree	Manager) has been with Vaughan Nelson since 1999. He earned a
in Electrical Engineering from Politecnico di Torino, Italy, a	BBA in Accounting from Baylor University and an MBA from
Master’s degree in Electrical Engineering from Northeastern	Harvard Business School. Mr. Wallis has earned the right to use
University, and an MBA from the Sloan School of Management at	the Chartered Financial Analyst designation.
the Massachusetts Institute of Technology.	Scott J. Weber (since 2005). Mr. Weber (Portfolio Manager) has been with Vaughan Nelson since 2003. He earned a BS in Natural
Resources from The University of the South and an MBA from
Tulane University. Mr. Weber has earned the right to use the
Chartered Financial Analyst designation.
PMC
Mariateresa Monaco (see biography under Acquired Fund)

Comparison of Investment Objectives and Strategies

Investment Objective:

Both Funds seek to provide long-term growth of capital.

Principal Investment Strategies:

The Fund invests primarily in a diversified group of equity	Under normal circumstances, the Fund invests at least 80% of its
securities of U.S. companies with small market capitalizations	net assets (plus any borrowings for investment purposes) in equity
(those with market capitalizations similar to companies in the	securities of U.S. companies with small market capitalizations
Russell 2000® Value Index (as of the most recent calendar year	(those with market capitalizations similar to companies in the
end, this range was between approximately $0.01 billion and $3.4	Russell 2000 Value Index (as of the most recent calendar year end,
billion)) at the time of purchase. Market capitalization is defined	this range was between approximately $0.01 billion and $3.4
as total current market value of a company's outstanding common	billion)) or in securities with market capitalizations of $3.5 billion
stock. Under normal conditions, the Fund invests at least 80% of	or less at the time of purchase. Market capitalization is defined as
its net assets in equity securities of such companies. The Fund	total current market value of a company's outstanding common
invests in value stocks; value orientation emphasizes buying	stock. The Fund invests in value stocks; value orientation
stocks at less than their expected investment value and avoiding	emphasizes buying stocks at less than their expected investment
stocks whose price has been artificially built up. The Fund’s assets	value and avoiding stocks whose price has been artificially built
may be invested in foreign securities. The Fund may invest in real	up. This Fund may be used as part of a fund of funds strategy.
estate investment trusts in an attempt to achieve its investment
objective. The Fund may also purchase securities issued as part of,	Dimensional invests Fund assets primarily in a diversified group
or a short period after, companies’ initial public offerings	of equity securities of small cap U.S. companies which
(“IPOs”), and may at times dispose of those shares shortly after	Dimensional believes to be value stocks at the time of purchase.
their acquisition. This Fund may be used as part of a fund of funds	Dimensional considers small cap companies to be companies
strategy.	whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market
J.P. Morgan uses a combination of quantitative and fundamental	capitalizations are smaller than the 1,000th largest U.S. company,
research, and then implements a disciplined portfolio construction	whichever results in the higher market capitalization break. Under
process to build a portfolio. It seeks to enhance returns and reduce	Dimensional’s market capitalization guidelines described above,
the volatility in the value of the Fund relative to that of the U.S.	as of December 31, 2009, the market capitalization of a small cap
small company value universe, represented by the Russell 2000®	company was defined by the 10% market capitalization guideline,
Value Index. J.P. Morgan continuously screens the small company	which was $2,210 million or below. This dollar amount will
universe to identify those companies that exhibit favorable	change due to market conditions.
valuation and momentum factor rankings. J.P. Morgan ranks these
companies within economic sectors according to their relative	Dimensional considers a security to be a value stock primarily
attractiveness. J.P. Morgan then selects for purchase the	because the company’s shares have a high book value in relation
companies it feels to be most attractive within each economic	to their market value (a “book to market ratio”). In assessing
sector.	value, Dimensional may consider additional factors such as price to cash flow or price-to-earnings ratios, as well as economic
Under normal market conditions, the portion of the Fund sub-	conditions and developments in the issuer’s industry. The criteria
advised by J.P. Morgan will have sector weightings comparable to	Dimensional uses for assessing value are subject to change from
that of the U.S. small company value universe though it may under	time-to-time.
or over-weight selected economic sectors. In addition, as a
company moves out of the market capitalization range of the small	Dimensional uses a market capitalization weighted approach in
company universe, it generally becomes a candidate for sale.	determining individual security weights. The higher the relative market capitalization of the security, the greater its representation

In selecting investments for the Fund, Mellon Capital uses a	in the Fund. Dimensional may adjust market capitalization weights
disciplined investment process that combines fundamental	after considering such factors as free float, momentum, trading
analysis and risk management with a multi-factor model that	strategies, liquidity management and other factors determined to
searches for undervalued stocks. Undervalued stocks are those	be appropriate by Dimensional given market conditions.
selling at a low price relative to their profits and prospective	Dimensional may deviate from market capitalization weighting to
earnings growth. The stock evaluation process uses several	limit or fix the exposure of the Fund to a particular issuer to a
different characteristics, including changes in earnings estimates	maximum proportion of the assets of the Fund. Dimensional also
and change in valuation metrics, in an attempt to identify value	may exclude the stock of a company that meets applicable market
among individual stocks.	capitalization criterion if Dimensional determines, in its judgment, that the purchase of such stock is inappropriate in light of other
Rather than using broad economic or market trends, Mellon	conditions. Such adjustments may result in a deviation from
Capital selects stocks on a company-by-company basis. To ensure	traditional market capitalization weighting.
ample diversification, the portion of the Fund’s assets managed by
Mellon Capital are allocated among industries and economic	LA Capital employs a quantitative approach in selecting securities
sectors in similar proportions to those of the Index. The portfolio	it believes are favored in the current market environment. The
is generally kept broadly diversified in an attempt to capture	firm’s proprietary Dynamic Alpha Model seeks to identify
opportunities that may be realized quickly during periods of	investor preferences for specific risk characteristics by analyzing
above-average market volatility. By maintaining such a diversified	valuation, income statement, balance sheet, industry and market-
stance, stock selection drives performance.	based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and
PMC invests between 10% and 40% of the Fund's assets in	the Model’s expected return for each factor.
common stocks. It employs an active, quantitative “structured
equity” strategy in an attempt to match or exceed the performance	Through an optimization process, LA Capital seeks to control
of the Fund's benchmark index (identified in the average annual	portfolio risks and implementation costs while striving to generate
total returns table below) with lower risk and improved	consistent results versus the Russell 2000 Value Index. Portfolio
predictability of returns for the entire Fund compared to the	returns and risks are monitored daily by the investment team. Each
benchmark index. This strategy applies a risk-controlled	month, the firm’s Portfolio Review Committee formally reviews
investment process that slightly over/underweights individual	the portfolio for compliance with investment objectives and
stocks relative to their weight in the Fund's benchmark index.	guidelines.
Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom-up value oriented
investment process. Vaughan Nelson seeks companies with the
following characteristics, although not all of the companies it selects will have these attributes:
• companies earning a positive economic margin with stable-to-
improving returns;
• companies valued at a discount to their asset value; and
• companies with an attractive dividend yield and minimal basis risk.
In selecting investments, Vaughan Nelson generally employs the following strategy:
• value driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out-of-favor or misunderstood.
• Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value-driven screens, creates a research universe of companies with market capitalizations of at least
$100 million;
• uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.
Vaughan Nelson will generally sell a stock when it reaches
Vaughan Nelson’s price target, when the issuer shows a
deteriorating financial condition, or when it has repeated negative earnings surprises.
PMC invests between 10% and 40% of the Fund's assets in
common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved
predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled
investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Temporary Defensive Investing:
For temporary defensive purposes in times of unusual or adverse market, economic, or political conditions, each Fund may invest up to 100%
of its assets in cash and cash equivalents. In taking such defensive measures, either Fund may fail to achieve its investment objective.

Fundamental Investment Restrictions:
The Funds are subject to identical fundamental investment restrictions. These fundamental restrictions deal with such matters as the issuance of senior securities, purchasing or selling real estate or commodities, borrowing money, making loans, underwriting securities of other issuers, diversification or concentration of investments, and short sales of securities. The fundamental investment restrictions of the Funds are described in the Statement of Additional Information.

The investment objective of each Fund may be changed by the Board of Directors of PFI without shareholder approval.
Additional information about the investment strategies and the types of securities in which the Funds may invest is discussed below under
“Certain Investment Strategies and Related Risks of the Funds” as well as in the Statement of Additional Information.

The Statement of Additional Information provides further information about the portfolio manager(s) for each Fund, including information about compensation, other accounts managed and ownership of Fund shares.

Fees and Expenses of the Funds

The tables below compare the fees and expenses of the shares of the Acquired and Acquiring Funds. In the Reorganization, the holders of Class
R-1, Class R-2, Class R-3, Class R-4, class R-5 ("Retirement Class shares") and Institutional Class shares of the Acquired Fund will receive, respectively, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class shares of the Acquiring Fund.

Shareholder Fees (fees paid directly from your investment)
The Retirement Class and Institutional Class shares are not subject to sales charges or redemption fees.

Fees and Expenses as a % of average daily net assets
The following table shows: (a) the ratios of expenses to average net assets of the Acquired Fund for the fiscal year ended October 31, 2009; (b)
the ratios of expenses to average net assets of the Acquiring Fund for the fiscal year ended October 31, 2009; and (c) the pro forma expense ratios of the Acquiring Fund for the fiscal year ending October 31, 2009 assuming that the Reorganization had taken place at the commencement of the fiscal year ending October 31, 2009.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

				Acquired	Total
				Fund	Operating		Total
	Management	12b-1	Other	Fees and	Expense	Fee	Operating
	Fees(1)	Fees	Expenses	Expenses	Ratio	Waiver	Expenses
(a) SmallCap Value Fund I (Acquired Fund)
Class R-1	1.00%	0.35%	0.55%	0.04%	1.94%	0.02%	1.92%
Class R-2	1.00%	0.30%	0.47%	0.04%	1.81%	0.02%	1.79%
Class R-3	1.00%	0.25%	0.34%	0.04%	1.63%	0.02%	1.61%
Class R-4	1.00%	0.10%	0.30%	0.04%	1.44%	0.02%	1.42%
Class R-5	1.00%	N/A	0.28%	0.04%	1.32%	0.02%	1.30%
Institutional	1.00%	N/A	0.03%	0.04%	1.07%	0.02%	1.05%
(b) SmallCap Value Fund II ( Acquiring Fund)
Class R-1	0.99%	0.35%	0.55%	0.06%	1.95%	0.02%	1.93%
Class R-2	0.99%	0.30%	0.47%	0.06%	1.82%	0.02%	1.80%
Class R-3	0.99%	0.25%	0.34%	0.06%	1.64%	0.02%	1.62%
Class R-4	0.99%	0.10%	0.30%	0.06%	1.45%	0.02%	1.43%
Class R-5	0.99%	N/A	0.28%	0.06%	1.33%	0.02%	1.31%
Institutional	0.99%	N/A	0.04%	0.06%	1.09%	0.02%	1.07%
(c) SmallCap Value Fund II (Acquiring Fund) (Pro forma assuming Reorganization)
Class R-1	0.99%	0.35%	0.55%	0.06%	1.95%	0.02%	1.93%
Class R-2	0.99%	0.30%	0.47%	0.06%	1.82%	0.02%	1.80%
Class R-3	0.99%	0.25%	0.34%	0.06%	1.64%	0.02%	1.62%
Class R-4	0.99%	0.10%	0.30%	0.06%	1.45%	0.02%	1.43%
Class R-5	0.99%	N/A	0.28%	0.06%	1.33%	0.02%	1.31%
Institutional	0.99%	N/A	0.03%	0.06%	1.08%	0.02%	1.06%

(1)	Principal has contractually agreed to limit the Acquired and Acquiring Funds’ Management Fees through the period ending February 28,
2011. The fee waiver will reduce the Acquired Fund’s Management Fees by 0.02%, and the Acquiring Fund’s Management Fees by
0.024% (expressed as a percent of average net assets on an annualized basis).

The costs associated with the Reorganization are not reflected in the Annual Fund Operating Expenses table. The Acquired Fund will pay a portion of the costs associated with the Reorganization which are estimated to be $22,455. Assuming the Acquiring Fund experiences the expense ratios in the table above, shareholders of the Acquired Fund may expect the Acquiring Fund to recover the estimated expenses of the
Reorganization in eighteen months.

Examples: The following examples are intended to help you compare the costs of investing in shares of the Acquired and Acquiring Funds.
The examples assume that fund expenses continue at the rates shown in the table above, that you invest $10,000 in the particular fund for the time periods indicated and that all dividends and distributions are reinvested. The examples also assume that your investment has a 5% return each year.
The examples also take into account the relevant contractual expense limit until the date of expiration. The examples should not be considered a representation of future expense of the Acquired or Acquiring fund. Actual expense may be greater or less than those shown.

If you sell your shares at the end of the period:		1 Year	3 Years	5 Years	10 Years
SmallCap Value Fund I (Acquired Fund)	Class R-1	$195	$607	$1,045	$2,262
	Class R-2	$182	$567	$978	$2,125
	Class R-3	$164	$512	$884	$1,931
	Class R-4	$145	$453	$785	$1,722
	Class R-5	$132	$416	$721	$1,588
	Institutional	$107	$338	$588	$1,304
SmallCap Value Fund II (Acquiring Fund)	Class R-1	$196	$610	$1,050	$2,273
	Class R-2	$183	$570	$983	$2,135
	Class R-3	$165	$515	$890	$1,942
	Class R-4	$146	$456	$790	$1,733
	Class R-5	$133	$419	$727	$1,599
	Institutional	$109	$344	$599	$1,327
SmallCap Value Fund II (Acquiring Fund)	Class R-1	$196	$610	$1,050	$2,273
(Pro forma assuming Reorganization)	Class R-2	$183	$570	$983	$2,135
	Class R-3	$165	$515	$890	$1,942
	Class R-4	$146	$456	$790	$1,733
	Class R-5	$133	$419	$727	$1,599
	Institutional	$108	$341	$593	$1,315

Investment Management Fees/Sub-Advisory Arrangements

The Funds each pay their investment advisor, PMC, an advisory fee which for each Fund is calculated as a percentage of the Fund’s average daily net assets pursuant to the following fee schedule:

SmallCap Value Fund I		SmallCap Value Fund II
(Acquired Fund)		(Acquiring Fund)

First $500 million	1.00%	First $500 million	1.00%
Next $500 million	0.98%	Next $500 million	0.98%
Next $500 million	0.96%	Next $500 million	0.96%
Over $1.5 billion	0.95%	Over $1.5 billion	0.95%

A discussion of the basis of the Board’s approval of the advisory and sub-advisory agreements with respect to the Acquired and Acquiring
Funds is available in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2009.

Comparison of Principal Investment Risks

In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Funds. Because the Funds have the same investment objectives and substantially similar principal policies, the Funds’ risks are substantially similar. As described below, the Funds also have some different risks.

Risks Applicable to both Funds:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free passthrough of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risks Applicable to the Acquired Fund:

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Risk Applicable to the Acquiring Fund:

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indicator of the risks of investing in the Funds. The bar chart below shows how the Acquired Fund’s total return has varied year-by-year, while the table below shows each Fund’s performance over time (along with the returns of a broad-based market index for reference). Annual returns do not reflect any applicable sales charges and would be lower if they did. A Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The R-1 Class shares of the Acquiring Fund were first sold on November 1, 2004. The other classes were first sold on June 1, 2004. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Acquiring Fund’s Institutional
Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the
R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

The R-1 Class shares of the Acquired Fund were first sold on November 1, 2004. The other classes were first sold on December 30, 2002. For periods prior to the date on which the R-1 Class began operations, its returns are based on the performance of the Acquired Fund’s Institutional
Class shares adjusted to reflect the fees and expenses of the R-1 Class. The adjustments result in performance (for the periods prior to the date the
R-1 began operations) that is no higher than the historical performance of the Institutional Class shares.

Highest return for a quarter during the period of the bar chart above:	Q2 '03	23.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.37%

Highest return for a quarter during the period of the bar chart above:	Q3 '09		23.87%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08		-27.06%

Average Annual Total Returns (%) (with Maximum Sales Charge) for periods ended December 31, 2009
	1 Year	5 Years	Life of Fund
SmallCap Value Fund I (Acquired Fund)
-- Institutional Class Return Before Taxes	16.13%	-2.07%	7.68%
-- Institutional Class Return After Taxes on Distributions	15.95%	-2.95%	6.59%
-- Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.73%	-1.76%	6.53%
-- Class R-1	15.24%	-2.92%	6.75%
-- Class R-2	15.36%	-2.79%	6.88%
-- Class R-3	15.52%	-2.64%	7.05%
-- Class R-4	15.80%	-2.43%	7.28%
-- Class R-5	15.91%	-2.32%	7.41%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	20.58%	-0.01%	8.57%

SmallCap Value Fund II (Acquiring Fund)
-- Institutional Class Return Before Taxes	32.34%	-0.31%	2.64%
-- Institutional Class Return After Taxes on Distributions	32.18%	-1.96%	1.11%
-- Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	21.02%	-0.64%	1.91%
-- Class R-1	31.19%	-1.18%	1.75%
-- Class R-2	31.55%	-1.05%	1.87%
-- Class R-3	31.69%	-0.86%	2.06%
-- Class R-4	32.00%	-0.68%	2.24%
-- Class R-5	32.16%	-0.55%	2.38%

Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	20.58%	-0.01%	3.18%

After-tax returns are shown for Institutional Class shares only and would be different for the other share classes. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts.

INFORMATION ABOUT THE REORGANIZATION

Plan of Acquisition

The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Form of the Plan which is attached as
Appendix A to this Proxy Statement/Prospectus.

Under the Plan, the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund. We expect that the closing date will be November 12, 2010, or such earlier or later date as PMC may determine, and that the Effective Time of the Reorganization will be as of the close of regularly scheduled trading on the NYSE (normally 3:00 p.m., Central Time) on that date. Each Fund will determine its net asset values as of the close of trading on the NYSE using the procedures described in its then current prospectus (the procedures applicable to the Acquired
Fund and the Acquiring Fund are identical). The Acquiring Fund will issue to the Acquired Fund a number of shares of each share class with a total value equal to the total value of the net assets of the corresponding share class of the Acquired Fund outstanding at the Effective Time.

Immediately after the Effective Time, the Acquired Fund will distribute to its shareholders Acquiring Fund shares of the same class as the
Acquired Fund shares each shareholder owns in exchange for all Acquired Fund shares of that class. Acquired Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund that are equal in value to the value of the shares of the Acquired Fund that are surrendered in the exchange. In connection with the exchange, the Acquiring Fund will credit on its books an appropriate number of its shares to the account of each Acquired Fund shareholder, and the Acquired Fund will cancel on its books all its shares registered to the account of that shareholder. After the Effective Time, the Acquired Fund will be dissolved in accordance with applicable law.

The Plan may be amended, but no amendment may be made which in the opinion of the Board would materially adversely affect the interests of the shareholders of the Acquired Fund. The Board may abandon and terminate the Plan at any time before the Effective Time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders of either of the Funds.

Under the Plan, the expenses and out-of-pocket fees incurred in connection with the Reorganization will be allocated between the Acquired
Fund and PMC as described above.

If the Plan is not consummated for any reason, the Board will consider other possible courses of action, including the liquidation (and termination) of the Acquired Fund.

Reasons for the Reorganization

The Board of Directors of PFI believes that the Reorganization will serve the best interests of shareholders of both the Acquired Fund and the
Acquiring Fund. The Funds have the same investment objectives in that both Funds seek to provide long-term growth of capital. The Funds also have similar principal policies and risks in that both invest primarily in securities of small-capitalization companies while pursuing a value orientation to investing. Both Funds have the same fee rate schedule, however the Acquiring Fund has a lower advisory fee rate at current asset levels and is expected to have lower direct expense ratios following the Reorganization. The Acquiring Fund has outperformed the Acquired Fund over the one, three, and five year periods ended March 31, 2010. Moreover, the Reorganization may be expected to afford shareholders of the
Acquired Fund, on an ongoing basis, greater prospects for growth and efficient management. Combining the Funds will not result in any dilution of the interests of existing shareholders of the Funds.

Board Consideration of the Reorganization

The Board considered information presented by PMC, and the Independent Directors were assisted by independent legal counsel. The Board requested and evaluated such information as it deemed necessary to consider the Reorganization. At the meeting, the Board unanimously approved the Reorganization after concluding that participation in the Reorganization is in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization, the Board made inquiry into a number of matters and considered, among others, the following factors, in no order of priority:

(1) the investment objectives and principal investment strategies and risks of the Funds;

(2) identical fundamental investment restrictions;

(3) estimated trading costs associated with disposing of any portfolio securities of the Acquired Fund and reinvesting the proceeds in connection with the Reorganization;

(4) expense ratios of the Funds, including indirect expenses and pro forma expense ratios calculated on the basis of the direct expenses PMC anticipates the Acquiring Fund will incur post-merger;

(5) comparative investment performance of and other information pertaining to the Funds

(6) the prospects for growth of and for achieving economies of scale by the Acquired Fund in combination with the Acquiring Fund;

(7) the absence of any material differences in the rights of shareholders of the Funds;

(8) the financial strength, investment experience and resources of Dimensional, Vaughan Nelson and LA Capital who currently serve as sub-
advisors to the Acquiring Fund;

(9) any direct or indirect benefits expected to be derived by PMC and its affiliates from the Reorganization;

(10) the direct or indirect federal income tax consequences of the Reorganization, including the expected tax-free nature of the Reorganization and the impact of any federal income tax loss carry forwards and the estimated capital gain or loss expected to be incurred in connection with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the Acquiring
Fund;

(11) the fact that the Reorganization will not result in any dilution of Acquired or Acquiring Fund shareholder values;

(12) the terms and conditions of the Plan; and

(13) possible alternatives to the Reorganization.

The Board’s decision to recommend approval of the Reorganization was based on a number of factors, including the following:

(1) it should be reasonable for shareholders of the Acquired Fund to have similar investment expectations after the Reorganization because the Funds have the same investment objectives and substantially similar principal investment strategies and risks;

(2) Dimensional, Vaughan Nelson and LA Capital as sub-advisors responsible for managing the assets of the Acquiring Fund may be expected to provide high quality investment advisory services and personnel for the foreseeable future;

(3) the Board’s expectation, based on calculations of the direct expenses PMC anticipates the Acquiring Fund will incur post-merger, that the
Acquiring Fund will incur lower direct expenses post-merger than the Acquired Fund incurred pre-merger; and

(4) the combination of the Acquired and Acquiring Funds may be expected to afford shareholders of the Acquired Fund on an ongoing basis greater prospects for growth and efficient management.

Description of the Securities to Be Issued

PFI is a Maryland corporation that is authorized to issue its shares of common stock in separate series and separate classes of series. Each of the Acquired and Acquiring Funds is a separate series of PFI, and the Class R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class
shares of common stock of the Acquiring Fund to be issued in connection with the Reorganization represent interests in the assets belonging to that series and have identical dividend, liquidation and other rights, except that expenses allocated to a particular series or class are borne solely by that series or class and may cause differences in rights as described herein. Expenses related to the distribution of, and other identified expenses properly allocated to, the shares of a particular series or class are charged to, and borne solely by, that series or class, and the bearing of expenses by a particular series or class may be appropriately reflected in the net asset value attributable to, and the dividend and liquidation rights of, that series or class.

All shares of PFI have equal voting rights and are voted in the aggregate and not by separate series or class of shares except that shares are voted by series or class: (i) when expressly required by Maryland law or the 1940 Act and (ii) on any matter submitted to shareholders which the
Board has determined affects the interests of only a particular series or class.

The share classes of the Acquired Fund have the same rights with respect to the Acquired Fund that the share classes of the Acquiring Fund have with respect to the Acquiring Fund.

Shares of both Funds, when issued, have no cumulative voting rights, are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share.

Federal Income Tax Consequences

To be considered a tax-free “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), a reorganization must exhibit a continuity of business enterprise. Because the Acquiring Fund will use a portion of the Acquired Fund’s assets in its business and will continue the Acquired Fund’s historic business, the combination of the Acquired Fund into the Acquiring Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free “reorganization” under applicable provisions of the Code.
In the opinion of tax counsel to PFI, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the Acquiring Fund shares received by shareholders of the Acquired Fund will equal the tax cost basis of their shares in the Acquired Fund, and their holding periods for the Acquiring Fund shares will include their holding periods for the Acquired Fund shares.

Capital Loss Carryforward. As of October 31, 2009, the Acquired Fund had an accumulated capital loss carryforward of approximately
$121,230,000 expiring between 2016 and 2017. After the Reorganization, these losses will be available to the Acquiring Fund to offset its capital gains, although the amount of offsetting losses in any given year may be limited. As a result of this limitation, it is possible that the Acquiring Fund may not be able to use these losses as rapidly as the Acquired Fund might have, and part of these losses may not be useable at all. The ability of the
Acquiring Fund to utilize the accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforward currently are available only to shareholders of the Acquired Fund. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of the Acquiring Fund.

Distribution of Income and Gains. Prior to the Reorganization, the Acquired Fund, whose taxable year will end as a result of the
Reorganization, will declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to shareholders before the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder’s taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the
Reorganization not occurred.

The foregoing is only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisors regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION

The following tables show as of April 30, 2010: (i) the capitalization of the Acquired Fund; (ii) the capitalization of the Acquiring Fund; and
(iii) the pro forma combined capitalization of the Acquiring Fund as if the Reorganization has occurred as of that date. As of April 30, 2010, the
Acquired Fund had outstanding six classes of shares; Institutional, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5. As of April 30, 2010,
the Acquiring Fund had outstanding seven classes of shares; Class J, Institutional, Class R-1, Class R-2, Class R-3, Class R-4, and Class R-5.

The Acquired Fund will pay a portion of the expenses and out-of-pocket fees incurred in connection with the Reorganization including printing, mailing, and legal fees. The expenses and fees the Acquired Fund will pay are expected to total $22,455. Further, the Acquired Fund will also pay any trading costs associated with disposing of any portfolio securities of the Acquired fund that would not be compatible with the investment objectives and strategies of the Acquiring Fund and reinvesting the proceeds in securities that would be compatible. The trading costs are estimated to be $188,000 with an approximate gain of $10,102,000 ($0.86 per shares) on a U.S. GAAP basis.

		Net Assets		Shares
		(000s)	NAV	(000s)
SmallCap Value Fund I
(Acquired Fund)	Institutional	$125,783	$13.77	9,133
	R-1	2,332	13.61	171
	R-2	6,349	13.47	471
	R-3	8,430	13.57	621
	R-4	6,973	13.70	509
	R-5	11,950	13.72	871
		$161,817		11,776

SmallCap Value Fund II
(Acquiring Fund)	Class J	$ 12,153	$8.97	1,355
	Institutional	723,454	9.02	80,193
	R-1	1,307	8.70	150
	R-2	2,211	8.73	253
	R-3	13,809	8.85	1,560
	R-4	2,888	8.91	324
	R-5	9,218	8.96	1,029
		$765,040		84,864

Reduction in net assets and decrease in net asset
values per share of the Acquired Fund to reflect the
estimated expenses of the Reorganization
	Institutional	(17)	**	(1)
	R-1	(1)	(0.01)	***
	R-2	(1)	**	***
	R-3	*	**	***
	R-4	(1)	**	***
	R-5	(2)	**	***

Increase in shares outstanding of the Acquired Fund
to reflect the exchange for shares of the Acquiring Fund
	Institutional			4,810
	R-1			97
	R-2			256
	R-3			332
	R-4			274
	R-5			462

SmallCap Value Fund II
(Acquiring Fund) (pro forma assuming Reorganization)
Class J	$12,153	$8.97	1,355
Institutional	849,220	9.02	94,135
R-1	3,638	8.70	418
R-2	8,559	8.73	980
R-3	22,239	8.85	2,513
R-4	9,860	8.91	1,107
R-5	21,166	8.96	2,362
	$926,835		102,870

*	Less than $500
**	Less than $0.005 per share
***	Less than 500 shares

ADDITIONAL INFORMATION ABOUT THE FUNDS

Certain Investment Strategies and Related Risks of the Funds

This section provides information about certain investment strategies and related risks of the Funds. The Statement of Additional Information contains additional information about investment strategies and their related risks.

Some of the principal investment risks vary between the Funds and the variations are described above. The value of each Fund’s securities may fluctuate on a daily basis. As with all mutual funds, as the values of each Fund’s assets rise or fall, the Fund’s share price changes. If an investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money. As with any security, the securities in which the Funds invest have associated risk.

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates.
In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Management Risk. The Acquired Fund is actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For the Fund, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements. Although not a principal investment strategy, the Funds may invest a portion of its assets in repurchase agreements.
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Real Estate Investment Trusts. The Funds may invest in real estate investment trust securities, herein referred to as “REITs.” REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded
REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act. Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Initial Public Offerings (“IPOs”)
The Acquired Fund may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Derivatives. To the extent permitted by its investment objectives and policies, the Acquiring Fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a
Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:
• the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
• the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
• the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
• the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Foreign Investing. The Funds may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:
• companies with their principal place of business or principal office outside the U.S. or
• companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S.
companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to
Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S.
securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:
• increased social, political, and economic instability;
• a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
• lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
• foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
• relatively new capital market structure or market-oriented economy;
• the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
• restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
• possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years.
Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

Small Capitalization Companies. The Funds may invest in securities of companies with small market capitalizations as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents.
Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Underlying Funds. The Acquired and Acquiring Funds are underlying funds to certain PFI and Principal Variable Contracts Funds, Inc. (“PVC”)
fund of funds. An underlying fund may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

The following table shows the percentage of the outstanding shares of the Acquiring Fund owned by the Principal LifeTime Funds as of
October 31, 2009.

	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal	Principal
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
SmallCap Value Fund I	1.17%	0.62%	4.58%	0.94%	13.38%	0.76%	8.80%	0.33%	4.23%	0.05%

Securities Lending Risk. To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Temporary Defensive Measures. From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

Portfolio Turnover. “Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.
Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). Turnover rates for each of the other Funds may be found in the Fund’s
Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.

Multiple Classes of Shares

The Board of Directors of PFI has adopted an 18f-3 Plan for each of the Funds. Under these plans, the Funds offer the following shares: Class
R-1, Class R-2, Class R-3, Class R-4, Class R-5 and Institutional Class. The Acquiring Fund also offers Class J shares, however such shares are not offered through this prospectus. The shares are the same except for differences in class expenses, including any Rule 12b-1 fees and any applicable sales charges, excessive trading and other fees.

Costs of Investing in the Funds

Fees and Expenses of the Funds

The fees and expenses of the Funds are described below. Depending on the class of your shares, you may incur one-time or ongoing fees or both. One-time fees include sales or redemption fees. Ongoing fees are the operating expenses of a Fund and include fees paid to the Fund’s manager, underwriter and others who provide ongoing services to the Fund. The Class R-1, R-2, R-3, R-4, and Class R-5 shares are collectively referred to herein as the "Retirement Class shares."

Ongoing fees

Ongoing Fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Fund pays ongoing fees to PMC and others who provide services to the Fund. These fees include:

• Management Fee – Through the Management Agreement with the Fund, PMC has agreed to provide investment advisory services and administrative services to the Fund.
• Other Expenses – A portion of expenses that are allocated to all classes of the Fund.
• Distribution Fee – Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Retirement Class shares.
Each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Over time, these fees may exceed other types of sales charges.

• Transfer Agent Fee. Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Funds at cost.

Retirement Class Shares Only

• Service Fee – PMC has entered into a Services Agreement with PFI under which PMC performs personal services for shareholders.
• Administrative Service Fee – PMC has entered into an Administrative Services Agreement with PFI under which PMC provides transfer agent and corporate administrative services to the Fund. In addition, PMC has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.

Institutional Class shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders, and the cost of shareholder meetings held solely for Institutional Class shares respectively.

Distribution Plans and Intermediary Compensation

Institutional Class Shares
Neither Fund has adopted a 12b-1 Plan for Institutional Class shares.

Retirement Class Shares
PFI has adopted Distribution and Service Plans under Rule 12b-1 under the 1940 Act (a “12b-1 plan”) for the Class R-1, R-2, R-3, and R-4 shares of each Fund. Under the 12b-1 plan, the Funds will make payments from their assets attributable to the particular share class to PFD .for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan for any fund at the time the Board directs the implementation of the closure of the fund.
Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Funds and may cost more than paying other types of sales charges.

The maximum annual Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for each of the above classes of the Funds are set forth below:

Share Class	12b-1 Fee
R-1	0.35%
R-2	0.30%
R-3	0.25%
R-4	0.10%

Retirement Plan Services. Each Fund pays a Service Fee and Administrative Services Fee to PMC for providing services to retirement plan shareholders. PMC typically pays some or all of these fees to Principal Life Insurance Company, which has entered into an agreement to provide these services to the retirement plan shareholders. PMC may also enter into agreements with other intermediaries to provide these services, and pay some or all of the Fees to such intermediaries.

Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the funds, may be paid additional amounts. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Distributor for maintaining retirement plan “platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

The amounts paid to plan recordkeepers for recordkeeping services, and their related service requirements may vary across fund groups and share classes. This may create an incentive for financial intermediaries and their Investment Representatives to recommend one fund complex over another or one class of shares over another.

Other Payments to Financial Intermediaries

If one mutual fund sponsor makes greater payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund’s Sub-Advisors when selecting brokers to effect portfolio transactions.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

Additionally, the Distributor and its affiliates will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the

Funds for the intermediaries’ employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers’ conferences, transactions (“ticket”) charges, and general marketing expenses.

Pricing of Fund Shares

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the NYSE is open (shares are not priced on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day,
Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The
share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in good order by us at our transaction processing center in Canton, Massachusetts. In order for us to process your purchase order on the day it is received, we must receive the order (with complete information):
• on a day that the NYSE is open and
• prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check)
for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all PFI Funds, the share price is calculated by:
• taking the current market value of the total assets of the Fund
• subtracting liabilities of the Fund
• dividing the remainder proportionately into the classes of the Fund
• subtracting the liability of each class
• dividing the remainder by the total number of shares outstanding for that class.

NOTES:
• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the
Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated.

Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.
• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time.
These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-
Advisor expects the securities may be sold.

Purchase of Fund Shares

Institutional Class Shares

Only eligible purchasers may buy Institutional Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
•	retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	sponsors, recordkeepers, or administrators of wrap account or mutual fund asset allocation programs or participants in those programs;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain institutional clients that have been approved by Principal Life for purposes of providing plan record keeping.

PMC reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from the Distributor. There are no sales charges on Institutional Class shares of the Fund. There are no restrictions on amounts to be invested in Institutional Class shares of the Fund. Shareholder accounts for the Fund are maintained under an open account system.
Under this system, an account is opened and maintained for each investor (generally an omnibus account or an institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned.
The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued. The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PMC’s opinion, may be disruptive to the Fund. For these purposes,
PMC may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks. PMC may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by PFI, a Fund, PMC, any Sub-Advisor, or PFD.

Retirement Class Shares

The Retirement Class shares may be purchased through retirement plans, though not all plans offer each Fund. Such plans may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each share class represents investments in the same portfolio of securities, but each class has its own expense structure, allowing you to choose the class that best meets your situation (not all classes are available to all plans). Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Only eligible purchasers may buy Retirement Class shares of the Funds. At the present time, eligible purchasers include but are not limited to:
•	retirement and pension plans to which Principal Life Insurance Company ("Principal Life") provides recordkeeping services;
•	separate accounts of Principal Life;
•	Principal Life or any of its subsidiaries or affiliates;
•	any fund distributed by Principal Funds Distributor, Inc. if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds;
•	clients of Principal Global Investors, LLC.;
•	certain pension plans;
•	certain retirement account investment vehicles administered by foreign or domestic pension plans;
•	an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement; and
•	certain retirement plan clients that have an approved organization for purposes of providing plan record keeping services.

PMC reserves the right to broaden or limit the designation of eligible purchasers. Not all of the Funds are offered in every state. Please check with your financial advisor or our home office for state availability.

Shares may be purchased from Principal Funds Distributor, Inc. The Distributor is an affiliate of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group. There are no sales charges on R-1, R-2, R-3, R-4, and R-5 Class shares of the Fund. Shareholder accounts for the Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally an omnibus account or an plan level account). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Share certificates are not issued.

The Fund may reject or cancel any purchase orders for any reason. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in PMC's opinion, may be disruptive to the Fund. For these purposes, PMC may consider an investor's trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.

Payments may be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers' checks, credit card checks, and foreign checks.

PMC may recommend to the Board, and the Board may elect, to close certain funds to new and existing investors.

NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, PMC, any Sub-Advisor, or Principal Funds Distributor, Inc.

Redemption of Fund Shares
Institutional Class Shares

Institutional Class Shares of the Funds may be redeemed upon request. There is no charge for the redemption. Shares are redeemed at the NAV per share next computed after the request is received by a Fund in proper and complete form. The Funds generally send payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Retirement Class Shares

Subject to any restrictions imposed by a plan, Retirement Class shares may be sold back to the Funds any day the NYSE is open. For more information about how to sell shares of a Fund, including any charges that a plan may impose, please consult the plan.

The Funds generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash.
Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Redemption fees. The Fund board of directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”

Exchange of Fund Shares

An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. A shareholder, including a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary or an employee benefit plan imposes,
Fund shares may be exchanged, without charge, for shares of any other Fund of the Principal Funds, provided that:
•	the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the
Money Market Fund,
•	the share class of such other Fund is available through the plan, and
•	the share class of such other Fund is available in the shareholder’s state of residence.

All exchanges completed on the same day are considered a single exchange for purposes of this exchange limitation. In addition, the Fund will reject an order to purchase shares of any Fund if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions.

If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange restriction described above,
Fund management may waive this restriction in lieu of the exchange limitation that the intermediary is able to impose if, in management’s judgment, such limitation is reasonably likely to prevent excessive trading in Fund shares. In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.

Frequent Purchases and Redemptions

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:
• Disrupt the management of the Funds by:
• forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
• causing unplanned portfolio turnover;
• hurt the portfolio performance of the Funds; and
• increase expenses of the Funds due to:
• increased broker-dealer commissions and
• increased recordkeeping and related costs.

The Board of Directors of the Fund has adopted policies and procedures with respect to frequent purchases and redemptions of shares of the
Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

Institutional Class Shares

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges during a year;
• Requiring a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption); and
• Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange. We will give you notice in writing in this instance.

Retirement Class Shares

The Funds have adopted an exchange frequency restriction, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.

Dividends and Distributions

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The Funds pay out their accumulated declared dividends annually.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid.
However, you may authorize the distribution to be:
• invested in shares of another PFI Fund without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
• paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual
Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the 1940 Act and Rule 19a-1 disclosing the source of such distributions.
Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

NOTES:
• A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
• Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
• For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

Tax Considerations

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions to IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this Proxy Statement/Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

Portfolio Holdings Information

A description of the PFI’s policies and procedures with respect to disclosure of the Funds’ portfolio securities is available in the Statement of
Additional Information.

VOTING INFORMATION

Voting procedures. If you complete and return the enclosed proxy ballot, the persons named as proxies will vote your shares as you indicate or for approval of each matter for which there is no indication. You may revoke your proxy at any time prior to the proxy’s exercise by: (i) sending written notice to the Secretary of Principal Funds, Inc. at Principal Financial Group, Des Moines, Iowa 50392-2080, prior to the Meeting; (ii)
subsequent execution and return of another proxy prior to the Meeting; or (iii) being present and voting in person at the Meeting after giving oral notice of the revocation to the Chairman of the Meeting.

Voting rights. Only shareholders of record at the close of business on August 30, 2010 (the “Record Date”), are entitled to vote. The shareholders of each class of shares of the Acquired Fund will vote together on the proposed Reorganization and on any other matter submitted to such shareholders. You are entitled to one vote on each matter submitted to the shareholders of the Acquired Fund for each share of the Fund that you hold, and fractional votes for fractional shares held. The Proposal requires for approval the affirmative vote of a “Majority of the Outstanding
Voting Securities,” which is a term defined in the 1940 Act to mean, with respect to the Acquired Fund, the affirmative vote of the lesser of (1) 67%
or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

The number of votes eligible to be cast at the Meeting as of the Record Date and other share ownership information are set forth below under the heading “Outstanding Shares and Share Ownership” in this Proxy Statement/Prospectus.

Quorum requirements. A quorum must be present at the Meeting for the transaction of business. The presence in person or by proxy of one-
third of the shares of the Acquired Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund.
Abstentions and broker non-votes (proxies from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for any issue. Under the 1940 Act, the affirmative vote necessary to approve a Proposal may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of counting abstentions as if they were votes against a Proposal.

In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies or any shareholder present at the Meeting may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to the Proposal or any other matter will require the affirmative vote of the holders of a majority of the shares of the Acquired Fund cast at the Meeting. The persons named as proxies and any shareholder present at the
Meeting will vote for or against any adjournment in their discretion.

Solicitation procedures. PFI intends to solicit proxies by mail. Officers or employees of PFI, PMC or their affiliates may make additional solicitations by telephone, internet, facsimile or personal contact. They will not be specially compensated for these services. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies. For those services, they will be reimbursed by PMC for their out-of-pocket expenses.

Expenses of the Meeting. The expenses of the Meeting will be treated as an expense related to the Reorganization and will be paid by the
Acquired Fund.

OUTSTANDING SHARES AND SHARE OWNERSHIP

SmallCap Value Fund I		SmallCap Value Fund II
(Acquired Fund)		(Acquiring Fund)
	Shares		Shares
Share Class	Outstanding	Share Class	Outstanding
Institutional	8,094,562.706	Institutional	85,953,527.404
J	N/A	J	1,288,108.504
R-1	150,093.031	R-1	126,984.369
R-2	421,638.457	R-2	276,870.677
R-3	583,358.581	R-3	1,470,156.216
R-4	478,716.396	R-4	319,436.644
R-5	756,041.268	R-5	871,012.329

As of the August 30, 2010 Record Date, the Directors and Officers of PFI together owned less than 1% of the outstanding shares of any class of shares of the Acquired or Acquiring Fund.

As of the August 30, 2010 Record Date, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquired Fund:

		Percentage
Share		of
Class	Name/Address of Shareholder	Ownership
Institutional	PRINCIPAL LIFE INSURANCE CO	98.31%
	FBO PRINCIPAL FINANCIAL GROUP
	ATTN: RIS NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-9992

R-1	DELAWARE CHARTER GUARANTEE & TRUST	97.82%
	FBO VARIOUS QUALIFIED PLANS
	711 HIGH STREET, DES MOINES IA 50392-0001

R-2	DCGT AS TTEE AND/OR CUST	100.00%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

R-4	DCGT AS TTEE AND/OR CUST	97.27%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

R-3	DCGT AS TTEE AND/OR CUST	90.78%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

R-5	DCGT AS TTEE AND/OR CUST	94.02%
	FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS
	ATTN NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

As of the August 30, 2010 Record Date, the following persons owned of record, or were known by PFI to own beneficially, 5% or more of the outstanding shares of any class of shares of the Acquiring Fund:

		Percentage
Share		of
Class	Name/Address of Shareholder	Ownership
Institutional	PRINCIPAL LIFE INSURANCE CO	54.70%
	FBO PRINCIPAL FINANCIAL GROUP
	ATTN: RIS NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-9992

Institutional	LIFETIME 2020 FUND	12.37%
	ATTN MUTUAL FUND ACCOUNTING-H221
	711 HIGH ST, DES MOINES IA 50392-0001

Institutional	LIFETIME 2030 FUND	12.04%
	ATTN MUTUAL FUND ACCOUNTING- H221
	711 HIGH ST, DES MOINES IA 50392-0001

Institutional	LIFETIME 2040 FUND	7.98%
	ATTN MUTUAL FUND ACCOUNTING-H221
	711 HIGH ST, DES MOINES IA 50392-0001

R-1	DELAWARE CHARTER GUARANTEE & TRUST	99.52%
	FBO VARIOUS QUALIFIED PLANS
	711 HIGH ST, DES MOINES IA 50392-0001

R-2	DELAWARE CHARTER GUARANTEE & TRUST	85.09%
	FBO VARIOUS QUALIFIED PLANS
	FBO PRINCIPAL FINANCIAL GROUP
	ATTN RIS NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

R-2	DELAWARE CHARTER GUARANTEE & TRUST	11.47%
	FBO VARIOUS NONQUALIFIED PLANS
	FBO PRINCIPAL FINANCIAL GROUP
	ATTN RIS NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

R-3	DELAWARE CHARTER GUARANTEE & TRUST	96.39%
	FBO VARIOUS QUALIFIED PLANS
	FBO PRINCIPAL FINANCIAL GROUP
	ATTN RIS NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

R-4	DCGT AS TTEE AND/OR CUST	97.89%
	FBO VARIOUS QUALIFIED PLANS
	ATTN NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-000

R-5	DELAWARE CHARTER GUARANTEE & TRUST	93.57%
	FBO VARIOUS QUALIFIED PLANS
	FBO PRINCIPAL FINANCIAL GROUP
	ATTN RIS NPIO TRADE DESK
	711 HIGH STREET, DES MOINES IA 50392-0001

FINANCIAL HIGHLIGHTS

The financial highlights table for each of the Acquired Fund and the Acquiring Fund is intended to help investors understand the financial performance of each Fund for the past five fiscal years (or since inception in the case of a Fund in operation for less than five years). Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned
(or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended
October 31, 2005, through October 31, 2009, has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2009.
Copies of this report are available on request as described above.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$ 10.82	$ 11.16	$ 18.42	$ 18.99	$ 17.37	$ 15.95
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0.10	0.15	0 .11	0 .10	0.09
Net Realized and Unrealized Gain (Loss) on Investments	3 .03	(0 .30)	(5 .93)	0 .46	2 .90	2.26
Total From Investment Operations	3 .07	(0 .20)	(5 .78)	0 .57	3 .00	2.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .14)	(0 .12)	(0 .09)	(0 .07)	(0 .03)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .12)	(0 .14)	(1 .48)	(1 .14)	(1 .38)	(0 .93)
Net Asset Value, End of Period	$ 13.77	$ 10.82	$ 11.16	$ 18.42	$ 18.99	$ 17.37
Total Return	28 .62%(c)	(1 .69)%	(33 .76)%	2.97%	18 .31%	15 .04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 125,783	$ 189,525	$ 280,140	$ 394,734	$ 357,882	$ 202,697
Ratio of Expenses to Average Net Assets	1 .03%(d),(e)	1 .03%(e)	1 .02%	1.00%	1 .00%	1 .00%
Ratio of Gross Expenses to Average Net Assets(f)	1 .06%(d)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .70%(d)	1 .06%	1 .06%	0.60%	0 .57%	0 .52%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-1 shares
Net Asset Value, Beginning of Period	$ 10.66	$ 10.94	$ 18.11	$ 18 .75	$ 17 .24	$ 16.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	0.01	0.02	(0 .05)	(0 .05)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	3 .00	(0 .29)	(5 .83)	0 .46	2 .87	2.17
Total From Investment Operations	2 .99	(0 .28)	(5 .81)	0 .41	2 .82	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	–	–	(0 .02)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .04)	–	(1 .36)	(1 .05)	(1 .31)	(0 .92)
Net Asset Value, End of Period	$ 13.61	$ 10.66	$ 10.94	$ 18 .11	$ 18 .75	$ 17.24
Total Return	28 .13%(c)	(2 .56)%	(34 .37)%	2 .11%	17 .26%	13 .45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,332	$ 1,852	$ 1,509	$ 2,937	$ 2,490	$ 130
Ratio of Expenses to Average Net Assets	1 .91%(d),(e)	1 .89%(e)	1 .90%	1 .88%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(0 .24)%(d)	0 .15%	0 .17%	(0 .28)%	(0 .29)%	(0 .30)%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-2 shares
Net Asset Value, Beginning of Period	$ 10.55	$ 10.84	$ 17.94	$ 18.57	$ 17.07	$ 15.78
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	0.03	0.04	(0 .03)	(0 .03)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	2.98	(0 .30)	(5 .77)	0 .45	2 .84	2.25
Total From Investment Operations	2 .97	(0 .27)	(5 .73)	0 .42	2 .81	2.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .02)	(0 .01)	–	–	(0 .02)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .05)	(0 .02)	(1 .37)	(1 .05)	(1 .31)	(0 .92)
Net Asset Value, End of Period	$ 13.47	$ 10.55	$ 10.84	$ 17.94	$ 18.57	$ 17.07
Total Return	28 .20%(c)	(2 .44)%	(34 .25)%	2 .18%	17 .39%	14 .27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,349	$ 5,528	$ 6,494	$ 12,723	$ 19,158	$ 14,395
Ratio of Expenses to Average Net Assets	1 .78%(d),(e)	1 .77%(e)	1 .77%	1 .75%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .11)%(d)	0 .31%	0 .31%	(0 .16)%	(0 .19)%	(0 .23)%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-3 shares
Net Asset Value, Beginning of Period	$ 10.63	$ 10.95	$ 18.11	$ 18.70	$ 17.15	$ 15.83
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0.05	0.07	0 .01	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	3.00	(0 .31)	(5 .83)	0 .45	2 .86	2.25
Total From Investment Operations	3 .00	(0 .26)	(5 .76)	0 .46	2 .86	2.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .06)	(0 .04)	–	–	(0 .02)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .06)	(0 .06)	(1 .40)	(1 .05)	(1 .31)	(0 .92)
Net Asset Value, End of Period	$ 13.57	$ 10.63	$ 10.95	$ 18.11	$ 18.70	$ 17.15
Total Return	28 .34%(c)	(2 .30)%	(34 .15)%	2 .39%	17 .62%	14 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,430	$ 8,191	$ 11,309	$ 19,382	$ 22,791	$ 12,127
Ratio of Expenses to Average Net Assets	1 .60%(d),(e)	1 .59%(e)	1 .59%	1 .57%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	0 .08%(d)	0 .52%	0 .50%	0 .03%	0 .00%	(0 .05)%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-4 shares
Net Asset Value, Beginning of Period	$ 10.75	$ 11.07	$ 18.28	$ 18 .85	$ 17 .25	$ 15.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	0.06	0.10	0 .04	0 .04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	3 .01	(0 .29)	(5 .89)	0 .46	2 .88	2.25
Total From Investment Operations	3 .03	(0 .23)	(5 .79)	0 .50	2 .92	2.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .09)	(0 .06)	(0 .02)	(0 .01)	(0 .03)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .08)	(0 .09)	(1 .42)	(1 .07)	(1 .32)	(0 .93)
Net Asset Value, End of Period	$ 13.70	$ 10.75	$ 11.07	$ 18 .28	$ 18 .85	$ 17.25
Total Return	28 .36%(c)	(2 .05)%	(33 .99)%	2 .57%	17 .87%	14 .59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,973	$ 6,037	$ 5,929	$ 9,045	$ 4,794	$ 2,269
Ratio of Expenses to Average Net Assets	1 .41%(d),(e)	1 .40%(e)	1 .40%	1 .38%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .27%(d)	0 .67%	0 .67%	0 .22%	0 .20%	0 .15%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND I
R-5 shares
Net Asset Value, Beginning of Period	$ 10.76	$ 11.10	$ 18.32	$ 18.89	$ 17.29	$ 15.91
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.03	0.08	0.11	0 .07	0 .06	0.04
Net Realized and Unrealized Gain (Loss) on Investments	3.03	(0 .32)	(5 .89)	0 .45	2 .88	2.27
Total From Investment Operations	3 .06	(0 .24)	(5 .78)	0 .52	2 .94	2.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .10)	(0 .08)	(0 .04)	(0 .03)	(0 .03)
Distributions from Realized Gains	–	–	(1 .36)	(1 .05)	(1 .31)	(0 .90)
Total Dividends and Distributions	(0 .10)	(0 .10)	(1 .44)	(1 .09)	(1 .34)	(0 .93)
Net Asset Value, End of Period	$ 13.72	$ 10.76	$ 11.10	$ 18.32	$ 18.89	$ 17.29
Total Return	28 .57%(c)	(2 .05)%	(33 .89)%	2 .69%	17 .97%	14 .78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,950	$ 14,870	$ 15,237	$ 26,176	$ 19,682	$ 11,704
Ratio of Expenses to Average Net Assets	1 .29%(d),(e)	1 .28%(e)	1 .28%	1 .26%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .42%(d)	0 .78%	0 .79%	0 .35%	0 .31%	0 .26%
Portfolio Turnover Rate	50 .9%(d)	76 .2%	55 .9%	63 .2%	60 .4%	43 .1%

(a)	Six months ended April 30, 2010 (unaudited).
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
SMALLCAP VALUE FUND II
Class J shares
Net Asset Value, Beginning of Period	$ 6.84	$ 4.14
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	2 .15	2.72
Total From Investment Operations	2 .13	2.70
Net Asset Value, End of Period	$ 8.97	$ 6.84
Total Return(d)	31 .14%(e)	65 .22%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,153	$ 7,791
Ratio of Expenses to Average Net Assets	1 .93%(f),(g)	1 .93%(f),(g)
Ratio of Gross Expenses to Average Net Assets(h)	2 .03%(f)	2 .61%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .58)%(f)	(0 .52)%(f)
Portfolio Turnover Rate	49 .2%(f)	79 .1%(f)

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$ 6.87	$ 6.97	$ 13.07	$ 13.98	$ 12.12	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .01	0.03	0.05	0 .04	0 .06	–
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	0.50	(4 .36)	0 .42	2 .36	1.81
Total From Investment Operations	2 .18	0.53	(4 .31)	0 .46	2 .42	1.81
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .05)	(0 .03)	(0 .07)	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	(0 .03)	(0 .63)	(1 .79)	(1 .37)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 9.02	$ 6.87	$ 6.97	$ 13.07	$ 13.98	$ 12.12
Total Return	31 .75%(e)	10 .02%	(37 .60)%	3.28%	20 .61%	17 .55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 723,454	$ 319,448	$ 160,758	$ 343,408	$ 359,928	$ 293,375
Ratio of Expenses to Average Net Assets	0 .99%(f),(g)	1 .01%(g)	1 .02%	1.00%	1 .00%	1 .00%
Ratio of Gross Expenses to Average Net Assets(i)	1 .02%(f)	1 .03%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .32%(f)	0 .43%	0 .57%	0.27%	0 .49%	(0 .03)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-1 shares
Net Asset Value, Beginning of Period	$ 6.64	$ 6.75	$ 12.78	$ 13 .75	$ 12 .02	$ 10.40
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	(0 .03)	(0 .03)	(0 .09)	(0 .04)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	2 .08	0.50	(4 .24)	0 .42	2 .33	1.76
Total From Investment Operations	2 .06	0.47	(4 .27)	0 .33	2 .29	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.70	$ 6.64	$ 6.75	$ 12 .78	$ 13 .75	$ 12.02
Total Return	31 .02%(e)	9 .18%	(38 .13)%	2 .32%	19 .67%	15 .97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,307	$ 741	$ 229	$ 321	$ 129	$ 12
Ratio of Expenses to Average Net Assets	1 .87%(f),(g)	1 .88%(g)	1 .90%	1 .88%	1 .88%	1 .88%
Ratio of Net Investment Income to Average Net Assets	(0 .53)%(f)	(0 .45)%	(0 .33)%	(0 .72)%	(0 .34)%	(0 .85)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-2 shares
Net Asset Value, Beginning of Period	$ 6.65	$ 6.76	$ 12.77	$ 13 .72	$ 11 .99	$ 10.32
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	(0 .02)	(0 .02)	(0 .07)	(0 .03)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	2 .09	0.49	(4 .23)	0 .42	2 .32	1.80
Total From Investment Operations	2 .08	0.47	(4 .25)	0 .35	2 .29	1.71
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.73	$ 6.65	$ 6.76	$ 12 .77	$ 13 .72	$ 11.99
Total Return	31 .28%(e)	9 .16%	(37 .99)%	2 .49%	19 .72%	16 .58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,211	$ 2,226	$ 857	$ 1,721	$ 705	$ 503
Ratio of Expenses to Average Net Assets	1 .74%(f),(g)	1 .75%(g)	1 .77%	1 .75%	1 .75%	1 .75%
Ratio of Net Investment Income to Average Net Assets	(0 .38)%(f)	(0 .31)%	(0 .18)%	(0 .56)%	(0 .27)%	(0 .75)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-3 shares
Net Asset Value, Beginning of Period	$ 6.74	$ 6.83	$ 12.87	$ 13.79	$ 12 .03	$ 10.33
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	(0 .01)	–	(0 .08)	(0 .01)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	2 .12	0.50	(4 .28)	0 .46	2 .33	1.81
Total From Investment Operations	2 .11	0.49	(4 .28)	0 .38	2 .32	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.85	$ 6.74	$ 6.83	$ 12.87	$ 13 .79	$ 12.03
Total Return	31 .31%(e)	9 .42%	(37 .92)%	2 .71%	19 .91%	16 .85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,809	$ 10,045	$ 5,552	$ 12,654	$ 3,772	$ 3,235
Ratio of Expenses to Average Net Assets	1 .56%(f),(g)	1 .57%(g)	1 .59%	1 .57%	1 .57%	1 .57%
Ratio of Net Investment Income to Average Net Assets	(0 .19)%(f)	(0 .13)%	0 .00%	(0 .60)%	(0 .10)%	(0 .62)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-4 shares
Net Asset Value, Beginning of Period	$ 6.78	$ 6.88	$ 12.94	$ 13 .85	$ 12 .05	$ 10.34
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	–	0.02	(0 .02)	0 .01	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .13	0.51	(4 .32)	0 .42	2 .35	1.81
Total From Investment Operations	2 .13	0.51	(4 .30)	0 .40	2 .36	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	–	(0 .01)	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	–	(0 .61)	(1 .76)	(1 .31)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.91	$ 6.78	$ 6.88	$ 12 .94	$ 13 .85	$ 12.05
Total Return	31 .49%(e)	9 .71%	(37 .85)%	2 .89%	20 .22%	16 .95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,888	$ 2,456	$ 1,973	$ 1,993	$ 1,231	$ 669
Ratio of Expenses to Average Net Assets	1 .37%(f),(g)	1 .38%(g)	1 .40%	1 .38%	1 .38%	1 .38%
Ratio of Net Investment Income to Average Net Assets	0 .03%(f)	0 .08%	0 .18%	(0 .15)%	0 .10%	(0 .56)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

	2010(a)	2009	2008	2007	2006	2005
SMALLCAP VALUE FUND II
R-5 shares
Net Asset Value, Beginning of Period	$ 6.82	$ 6.92	$ 12.99	$ 13 .90	$ 12 .08	$ 10.34
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	0.01	0.03	(0 .02)	0 .03	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	2 .15	0.51	(4 .33)	0 .44	2 .35	1.81
Total From Investment Operations	2 .15	0.52	(4 .30)	0 .42	2 .38	1.78
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .04)	(0 .01)	(0 .03)	–	–
Distributions from Realized Gains	–	(0 .58)	(1 .76)	(1 .30)	(0 .56)	(0 .04)
Total Dividends and Distributions	(0 .01)	(0 .62)	(1 .77)	(1 .33)	(0 .56)	(0 .04)
Net Asset Value, End of Period	$ 8.96	$ 6.82	$ 6.92	$ 12 .99	$ 13 .90	$ 12.08
Total Return	31 .60%(e)	9 .76%	(37 .75)%	3 .02%	20 .34%	17 .25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,218	$ 7,404	$ 4,026	$ 3,703	$ 1,170	$ 123
Ratio of Expenses to Average Net Assets	1 .25%(f),(g)	1 .26%(g)	1 .28%	1 .26%	1 .26%	1 .26%
Ratio of Net Investment Income to Average Net Assets	0 .11%(f)	0 .19%	0 .28%	(0 .18)%	0 .23%	(0 .28)%
Portfolio Turnover Rate	49 .2%(f)	79 .1%	61 .6%	58 .7%	40 .4%	50 .8%

(a)	Six months ended April 30, 2010 (unaudited).
(b)	Period from March 2, 2009, date operations commenced, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager and/or Underwriter.
(i)	Excludes expense reimbursement from Manager.

FINANCIAL STATEMENTS

The financial statements and the financial highlights of the Acquired and Acquiring Funds included in PFI’s Annual Report to Shareholders for the fiscal year ended October 31, 2009 are incorporated by reference into the Statement of Additional Information and have been so incorporated by reference in reliance on the report of Ernst & Young LLP, Independent Registered Public Accounting Firm. The unaudited financial statements of the Acquiring Fund and the Acquired Fund included in PFI’s Semi-Annual Report to Shareholders for the six-month period ended April 30, 2010 have also been incorporated by reference into the Statement of Additional Information. Copies of the Annual and Semi-Annual Reports are
available upon request as described above.

LEGAL MATTERS

Certain matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Michael D. Roughton, Esq., Counsel to PFI.
Certain tax consequences of the Reorganization will be passed upon for the Acquiring Fund by Randy Lee Bergstrom, Esq., Assistant Tax Counsel
to PFI, and for the Acquired Fund by Carolyn F. Kolks, Esq., Assistant Tax Counsel to PFI.

OTHER INFORMATION

PFI is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of any PFI Fund must be received by PFI a reasonable time before its solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF DIRECTORS

September 17, 2010
Des Moines, Iowa

Appendix A

FORM OF PLAN OF ACQUISITION

SmallCap Value Fund I and
SmallCap Value Fund II

The Board of Directors of Principal Funds, Inc., a Maryland corporation (the “Fund”), deems it advisable that
SmallCap Value Fund II series of the Fund (“SmallCap Value II”) acquire all of the assets of SmallCap Value Fund I series of the Fund (“SmallCap Value I”) in exchange for the assumption by SmallCap Value II of all of the liabilities of SmallCap
Value I and shares issued by SmallCap Value II which are thereafter to be distributed by SmallCap Value I pro rata to its shareholders in complete liquidation and termination of SmallCap Value I and in exchange for all of SmallCap Value I’s outstanding shares.

SmallCap Value I will transfer to SmallCap Value II, and SmallCap Value II will acquire from SmallCap Value I, all of the assets of SmallCap Value I on the Closing Date and will assume from SmallCap Value I all of the liabilities of
SmallCap Value I in exchange for the issuance of the number of shares of SmallCap Value II determined as provided in the following paragraphs, which shares will be subsequently distributed pro rata to the shareholders of SmallCap Value I in complete liquidation and termination of SmallCap Value I and in exchange for all of SmallCap Value I’s outstanding shares. SmallCap Value I will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by SmallCap Value I in proper form prior to the Closing Date shall be fulfilled by SmallCap Value I.
Redemption requests received by SmallCap Value I thereafter will be treated as requests for redemption of those shares of
SmallCap Value II allocable to the shareholder in question.

SmallCap Value I will declare, and SmallCap Value II may declare, to its shareholders of record on or prior to the
Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, SmallCap Value II will issue to SmallCap Value I a number of full and fractional shares of
SmallCap Value II, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of SmallCap Value I. The aggregate value of the net assets of SmallCap Value I and SmallCap Value II shall be determined in accordance with the then current Prospectus of the Fund as of close of regularly scheduled trading on the
New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the “Closing”) shall be held at the offices of Principal
Management Corporation, at 3:00 p.m. Central Time on ________, 2010, or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the “Closing Date.”

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for SmallCap Value II or SmallCap Value I to fairly determine the value of its assets, the
Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, SmallCap Value I shall (a) distribute on a pro rata basis to the shareholders of record of SmallCap Value I at the close of business on the Closing Date the shares of SmallCap Value II received by SmallCap Value I at the Closing in exchange for all of SmallCap Value I’s outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund’s Articles of Incorporation.

For purposes of the distribution of shares of SmallCap Value II to shareholders of SmallCap Value I , SmallCap
Value II shall credit its books an appropriate number its shares to the Fund of each shareholder of SmallCap Value I . No certificates will be issued for shares of SmallCap Value II. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of SmallCap Value I, shall be deemed for all

A-1

purposes of the Fund’s Articles of Incorporation and Bylaws to evidence the appropriate number of shares of SmallCap
Value II to be credited on the books of SmallCap Value II in respect of such shares of SmallCap Value I as provided above.

Prior to the Closing Date, SmallCap Value I shall deliver to SmallCap Value II a list setting forth the assets to be assigned, delivered and transferred to SmallCap Value II, including the securities then owned by SmallCap Value I and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by SmallCap
Value II pursuant to this Plan.

All of SmallCap Value I’s portfolio securities shall be delivered by SmallCap Value I’s custodian on the Closing
Date to SmallCap Value II or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the Investment Company Act of 1940, transferred to a Fund in the name of
SmallCap Value II or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from SmallCap Value I at its custodian to SmallCap Value II at its custodian. If on the Closing Date SmallCap Value I is unable to make good delivery to SmallCap Value II’s custodian of any of SmallCap Value I’s portfolio securities because such securities have not yet been delivered to SmallCap Value I’s custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and SmallCap Value I shall deliver to SmallCap Value II’s custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to SmallCap Value II, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers’ confirmations, as may be reasonably required by SmallCap Value II.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of
SmallCap Value I and notwithstanding favorable action by such shareholders, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either
Fund. This Plan may be amended by the Board of Directors at any time, except that after approval by the shareholders of
SmallCap Value I no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of SmallCap Value I.

Except as expressly provided otherwise in this Plan, SmallCap Value I will pay or cause to be paid a total of
$22,455 representing a portion the out-of-pocket fees and expenses incurred in connection with the transactions contemplated under this Plan, including, but not limited to, accountants’ fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents. Principal Management Corporation will be responsible for any remaining out-of-pocket fees.

IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be executed by its President or its Executive Vice
President as of the ____th day of __________, 2010.

PRINCIPAL FUNDS, INC.
on behalf of the following Acquired Fund:
SmallCap Value Fund I

By:
Nora M. Everett, President

PRINCIPAL FUNDS, INC.
on behalf of the following Acquiring Fund:
SmallCap Value Fund II

By:
Michael J. Beer, Executive Vice President

Agreed and accepted

PRINCIPAL MANAGEMENT CORPORATION

By:

A-2

Appendix B

DESCRIPTION OF INDEX

The performance tables included in this Information Statement/Prospectus provide performance information of the following index. This index is described in this Appendix. An investment cannot be made directly in the index. The index's performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the index.

Russell 2000 Value Index is a market-weighted total return index that measures the performance of companies within the Russell 2000
Index having lower price-to-book ratios and lower forecasted growth values.

B-1

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website **www.proxyvote.com**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

M27053-S68824 KEEP THIS PORTION FOR YOUR RECORDS

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY

The Board of Directors recommends that shareholders vote FOR the following proposals.	For	Against	Abstain
1. Approval of a Plan of Acquisition providing for the reorganization of the SmallCap Value Fund I (the "Acquired Fund") into the SmallCap Value Fund II.	☐	☐	☐

NOTE: In their discretion, the named proxies may vote and otherwise represent the shareholder(s) on such other business as may properly come before the meeting or any adjournment thereof.

The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Prospectus/Proxy Statement. Your signature(s) on the proxy card should be exactly as your name or names appear(s) on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

PART B

INFORMATION REQUIRED IN
A STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL FUNDS, INC.
680 8th Street
Des Moines, Iowa 50392-2080

STATEMENT OF ADDITIONAL INFORMATION

Dated: September 17, 2010

This Statement of Additional Information is available to the shareholders of the SmallCap Value Fund I
(the "Acquired Fund"), in connection with the proposed reorganization of the Acquired Fund into the SmallCap
Value Fund II (the "Acquiring Fund") (the "Reorganization"). Each of the Acquired and Acquiring Funds is a
separate series of Principal Funds, Inc. ("PFI").

This Statement of Additional Information is not a prospectus and should be read in conjunction with the
Proxy Statement/Prospectus dated September 17, 2010, relating to the Special Meeting of Shareholders of the
Acquired Fund to be held on November 4, 2010. The Proxy Statement/Prospectus, which describes the proposed
Reorganization, may be obtained without charge by writing to Principal Management Corporation, 680 8th Street,
Des Moines, Iowa 50392-2080, or by calling toll free at 1-800-222-5852.

TABLE OF CONTENTS

(1) Statement of Additional Information of PFI dated March 1, 2010, as supplemented on March 17, 2010, May 3,
2010, May 19, 2010, May 27, 2010, June 16, 2010, July 12, 2010.

(2) Audited Financial Statements of the Acquired Fund and the Acquiring Fund included in PFI's Annual Report to
Shareholders for the fiscal year ended October 31, 2009.

(3) Pro Forma Financial Statements

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) that have been filed with the Securities and Exchange Commission (File Nos. 33-
59474; and 811-07572).

(1) The Statement of Additional Information of Principal Funds, Inc. ("PFI") dated March 1, 2010, (including
Supplements dated March 17, 2010, May 3, 2010, May 19, 2010, May 27, 2010, June 16, 2010, July 12, 2010,
and also filed via EDGAR on those dates).

(2) The financial statements of the Acquired Fund and the Acquiring Fund included in PFI's Semi-Annual Report to
Shareholders for the semi-annual report period ended April 30, 2010, as filed on N-CSRS on July 2, 2010, and
Annual Report to Shareholders for the fiscal year ended October 31, 2009, which have been audited by Ernst &
Young LLP, Independent Registered Public Accounting Firm, as filed on Form N-CSR on December 30, 2009.

The Annual and Semi-Annual Reports to Shareholders of PFI are available upon request and without charge by calling toll-free at 1-800-222-5852.

PRO FORMA FINANCIAL STATEMENTS

On June 14, 2010 the Board of Directors of PFI approved a Plan of Acquisition whereby, the SmallCap Value Fund
II (the "Acquiring Fund") will acquire all the assets of the SmallCap Value Fund I (the "Acquired Fund"), subject to the liabilities of the Acquired Fund, in exchange for a number of shares equal in value to the pro rata net assets of shares of the Acquired Fund (the "Reorganization").

Shown below are unaudited pro forma financial statements for the combined Acquiring Fund, assuming the
Reorganization had been consummated as of April 30, 2010. The first table presents pro forma Statements of Assets and Liabilities for the combined Acquiring Fund. The second table presents pro forma Statements of Operations for the combined Acquiring Fund. The third table presents a pro forma Schedule of Investments for the combined
Acquiring Fund.

Please see the accompanying notes for additional information about the pro forma financial statements. The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund incorporated by reference in the Statement of Additional Information.

		Statements of Assets and Liabilities
		Principal Funds, Inc.
		April 30, 2010 (unaudited)
		Amounts in thousands

	SmallCap	SmallCap	Pro Forma	Pro Forma SmallCap
	Value Fund I	Value Fund II	Adjustments	Value Fund II
Investment in securities--at cost	$ 132,995	$ 680,810	$ -	$ 813,805
Assets
Investment in securities--at value	$ 161,191	$ 757,712	$ -	$ 918,903
Cash	1,487	6,321	-	7,808
Receivables:
Dividends and interest	111	291	-	402
Expense reimbursement from Manager	5	14	-	19
Expense reimbursement from Underwriter	-	1	-	1
Fund shares sold	134	1,824		1,958
Investment securities sold	323	2,935	-	3,258
Prepaid expenses	-	4	-	4
Total Assets	163,251	769,102	-	932,353

Liabilities
Accrued management and investment advisory fees	130	602	-	732
Accrued administrative service fees	4	3	-	7
Accrued distribution fees	5	8	-	13
Accrued service fees	5	4	-	9
Accrued directors' expenses	1	-	-	1
Accrued other expenses	19	-	-	19
Payables:
Fund shares redeemed	594	261	-	855
Investment securities purchased	349	1,339	-	1,688
Reorganization costs	-	-	22	(b) 22
Variation margin on futures contracts	327	1,845	-	2,172
Total Liabilities	1,434	4,062	22	5,518
Net Assets Applicable to Outstanding Shares	$ 161,817	$ 765,040	$ (22)	$ 926,835

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 262,758	$ 785,027	$ -	$ 1,047,785
Accumulated undistributed (overdistributed) net investment income (loss)	84	108	(22)	(b) 170
Accumulated undistributed (overdistributed) net realized gain (loss)	(129,507)	(99,108)	-	(228,615)
Net unrealized appreciation (depreciation) of investments	28,482	79,013	-	107,495
Total Net Assets	$ 161,817	$ 765,040	$ (22)	$ 926,835

Capital Stock (par value: $.01 a share):
Shares authorized	265,000	305,000	-	305,000
Net Asset Value Per Share:
Class J: Net Assets	N/A	$ 12,153	$ -	$ 12,153
Shares issued and outstanding		1,355	-	1,355
Net asset value per share		$ 8.97 (a)		$ 8.97

Institutional: Net Assets	$ 125,783	$ 723,454	$ (17)	$ 849,220
Shares issued and outstanding	9,133	80,193	4,810	(c) 94,136
Net asset value per share	$ 13.77	$ 9.02		$ 9.02

R-1: Net Assets	$ 2,332	$ 1,307	$ (1)	$ 3,638
Shares issued and outstanding	171	150	97	(c) 418
Net asset value per share	$ 13.61	$ 8.70		$ 8.70

R-2: Net Assets	$ 6,349	$ 2,211	$ (1)	$ 8,559
Shares issued and outstanding	471	253	256	(c) 980
Net asset value per share	$ 13.47	$ 8.73		$ 8.73

R-3: Net Assets	$ 8,430	$ 13,809	$ -	$ 22,239
Shares issued and outstanding	621	1,560	332	(c) 2,513
Net asset value per share	$ 13.57	$ 8.85		$ 8.85

R-4: Net Assets	$ 6,973	$ 2,888	$ (1)	$ 9,860
Shares issued and outstanding	509	324	274	(c) 1,107
Net asset value per share	$ 13.70	$ 8.91		$ 8.91

R-5: Net Assets	$ 11,950	$ 9,218	$ (2)	$ 21,166
Shares issued and outstanding	871	1,029	462	(c) 2,362
Net asset value per share	$ 13.72	$ 8.96		$ 8.96

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) Reduction in net assets to reflect the estimated expenses of the Reorganization.
(c) Reflects new shares issued, net of retired shares of SmallCap Value Fund I

See accompanying notes

STATEMENT OF OPERATIONS
Principal Funds, Inc.
Twelve Months Ended April 30, 2010 (unaudited)
					Pro Forma
		SmallCap Value	SmallCap Value	Pro Forma	SmallCap Value
Amounts in thousands		Fund I	Fund II	Adjustments	Fund II
Net Investment Income (Loss)
Income:
Dividends	$ 3,809		$ 5,384	$ -	$ 9,193
Interest		10	28	-	38
	Total Income	3,819	5,412	-	9,231
Expenses:
Management and investment advisory fees		2,352	4,012	(13) (b)	6,351
Distribution Fees - Class J		N/A	38	-	38
Distribution Fees - R-1		6	3	-	9
Distribution Fees - R-2		18	6	-	24
Distribution Fees - R-3		21	26	-	47
Distribution Fees - R-4		6	2	-	8
Administrative service fees - R-1		5	2	-	7
Administrative service fees - R-2		12	4	-	16
Administrative service fees - R-3		13	16	-	29
Administrative service fees - R-4		8	4	-	12
Administrative service fees - R-5		15	7	-	22
Registration fees - Class J		N/A	30	-	30
Registration fees - Institutional		22	23	(22) (a)	23
Service Fees - R-1		5	2	-	7
Service Fees - R-2		14	4	-	18
Service Fees - R-3		15	18	-	33
Service Fees - R-4		9	4	-	13
Service Fees - R-5		21	11	-	32
Shareholder reports - Class J		N/A	3	-	3
Transfer agent fees - Class J		N/A	34	-	34
Transfer agent fees - Institutional		2	1	-	3
Custodian fees		46	66	-	112
Directors' expenses		4	6	-	10
Interest expense and fees		15	-	-	15
Professional fees		1	(8)	-	(7)
Other expenses		5	1	-	6
	Total Gross Expenses	2,615	4,315	(35)	6,895
Less: Reimbursement from Manager		39	88	-	127
Less: Reimbursement from Manager - Class J		N/A	20	-	20
Less: Reimbursement from Manager - Institutional		6	(2)	-	4
Less: Reimbursement from Underwriter - Class J		N/A	4	-	4
	Total Net Expenses	2,570	4,205	(35)	6,740
	Net Investment Income (Loss)	1,249	1,207	35	2,491

Net Realized and Unrealized Gain (Loss) on Investments and Futures
Net realized gain (loss) from:
Investment transactions		(41,357)	(26,523)	-	(67,880)
Futures contracts		4,854	4,384	-	9,238
Change in unrealized appreciation/depreciation of:
Investments		130,205	206,323		336,528
Futures contracts		(3,024)	2,111	-	(913)
Net Realized and Unrealized Gain (Loss) on Investments and Futures		90,678	186,295	-	276,973
Net Increase (Decrease) in Net Assets Resulting from Operations		$ 91,927	$ 187,502	$ 35	$ 279,464

(a) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on elimination of duplicate services.
(b) Management and investment advisory fees decreased to reflect annual percentage rate of Acquiring Fund.

See accompanying notes

Schedule of Investments

April 30, 2010

	SmallCap Value SmallCap Value		SmallCap Value SmallCap Value		Pro Forma	Pro Forma
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS - 91.66%	Held	(000's)	Held	(000's)	Held	(000's)
Advertising - 0.07%
Harte-Hanks Inc	3,890	$ 56	25,476	$ 367	29,366	$ 423
inVentiv Health Inc (a),*	2,230	51	5,403	125	7,633	176
Marchex Inc	—	—	4,450	23	4,450	23
Valuevision Media Inc (a)	—	—	16,521	51	16,521	51
	$ 107		$ 566			$ 673

Aerospace AAR Corp &(a) Defense - 1.36%	3,606	88	47,957	1,169	51,563	1,257
Allied Defense Group Inc/The (a)	—	—	2,055	11	2,055	11
Arotech Corp (a)	—	—	9,039	16	9,039	16
Astronics Corp (a),*	237	3	487	7	724	10
BE Aerospace Inc (a)	—	—	9,000	267	9,000	267
CPI Aerostructures Inc (a)	—	—	328	3	328	3
Cubic Corp*	2,100	78	4,974	185	7,074	263
Curtiss-Wright Corp*	9,140	326	10,996	392	20,136	718
Ducommun Inc*	5,412	124	18,232	417	23,644	541
Esterline Technologies Corp (a)	6,298	351	40,576	2,264	46,874	2,615
GenCorp Inc (a)	—	—	34,634	216	34,634	216
HEICO Corp*	1,601	69	—	—	1,601	69
Herley Industries Inc (a)	2,087	31	19,184	281	21,271	312
Kaman Corp	568	16	10,504	288	11,072	304
LMI Aerospace Inc (a)	1,554	27	8,053	139	9,607	166
Moog Inc (a)	5,950	221	30,613	1,138	36,563	1,359
Orbital Sciences Corp (a),*	3,300	61	—	—	3,300	61
SIFCO Industries Inc	—	—	769	11	769	11
Teledyne Technologies Inc (a),*	2,466	108	5,978	261	8,444	369
TransDigm Group Inc	—	—	31,782	1,756	31,782	1,756
Triumph Group Inc*	6,994	542	22,484	1,744	29,478	2,286
	$ 2,045		$ 10,565			$ 12,610
Agriculture - 0.42%
Alliance One International Inc (a)	4,484	23	63,667	324	68,151	347
Andersons Inc/The*	14,729	532	13,283	480	28,012	1,012
Griffin Land & Nurseries Inc	—	—	472	14	472	14
MGP Ingredients Inc (a)	—	—	9,186	71	9,186	71
Universal Corp/VA	2,373	123	35,522	1,839	37,895	1,962
Vector Group Ltd	—	—	29,579	485	29,579	485
	$ 678		$ 3,213			$ 3,891
Airlines - 0.87%
AirTran Holdings Inc (a)	5,413	28	20,213	107	25,626	135
Alaska Air Group Inc (a),*	11,348	470	25,633	1,061	36,981	1,531
Allegiant Travel Co (a),*	1,200	62	—	—	1,200	62
ExpressJet Holdings Inc (a)	—	—	14,284	57	14,284	57
Hawaiian Holdings Inc (a),*	31,262	222	—	—	31,262	222
JetBlue Airways Corp (a)	28,182	157	356,908	1,995	385,090	2,152
MAIR Holdings Inc (a),(b),(c)	—	—	16,800	—	16,800	—
Pinnacle Airlines Corp (a)	—	—	6,410	47	6,410	47
Republic Airways Holdings Inc (a)*	30,026	188	46,325	291	76,351	479
Skywest Inc*	31,052	465	112,201	1,681	143,253	2,146
UAL Corp (a),*	12,917	279	14,491	312	27,408	591
US Airways Group Inc (a)	14,235	101	79,219	560	93,454	661
	$ 1,972		$ 6,111			$ 8,083
Apparel - 2.23%
Carter's Inc (a)	5,218	168	90,450	2,914	95,668	3,082
Columbia Sportswear Co	1,186	66	7,006	389	8,192	455
CROCS Inc (a),*	5,504	53	13,338	129	18,842	182
Deckers Outdoor Corp (a),*	1,584	222	—	—	1,584	222
Delta Apparel Inc (a)	—	—	5,194	87	5,194	87
G-III Apparel Group Ltd (a),*	5,970	171	4,796	137	10,766	308
Hanesbrands Inc (a)	—	—	136,682	3,891	136,682	3,891
Iconix Brand Group Inc (a),*	19,807	342	57,792	998	77,599	1,340
Jones Apparel Group Inc	22,178	483	119,108	2,592	141,286	3,075
K-Swiss Inc (a)	—	—	9,415	117	9,415	117
Lacrosse Footwear Inc	—	—	986	18	986	18
Lakeland Industries Inc (a)	—	—	4,532	40	4,532	40
Maidenform Brands Inc (a),*	7,068	161	—	—	7,068	161
Oxford Industries Inc*	12,808	277	9,331	202	22,139	479
Perry Ellis International Inc (a),*	22,170	535	17,651	426	39,821	961
Quiksilver Inc (a)	11,340	60	130,369	695	141,709	755
Rocky Brands Inc (a)	—	—	3,672	36	3,672	36
Skechers U.S.A. Inc (a),*	6,510	250	26,755	1,025	33,265	1,275
Superior Uniform Group Inc	—	—	3,314	34	3,314	34
Tandy Brands Accessories Inc (a)	—	—	5,373	22	5,373	22
Timberland Co/The (a)	1,613	35	3,910	84	5,523	119
True Religion Apparel Inc (a),*	3,557	111	—	—	3,557	111
Unifi Inc (a)	6,927	26	101,828	390	108,755	416
Warnaco Group Inc/The (a),*	3,190	153	—	—	3,190	153

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Wolverine World Wide Inc	—	$ —	108,719	$ 3,328	108,719	$ 3,328
	$ 3,113		$ 17,554			$ 20,667
Automobile Manufacturers - 0.07%
Force Protection Inc (a),*	19,200	103	—	—	19,200	103
Oshkosh Corp (a)	—	—	12,672	489	12,672	489
Wabash National Corp (a)	—	—	8,600	84	8,600	84
	$ 103		$ 573			$ 676
Automobile Parts & Equipment - 1.71%
American Axle & Manufacturing Holdings Inc (a)	4,934	53	33,443	361	38,377	414
ArvinMeritor Inc (a)	7,453	114	47,285	724	54,738	838
ATC Technology Corp/IL (a),*	13,636	279	1,945	40	15,581	319
Autoliv Inc (a)	—	—	55,759	3,053	55,759	3,053
Commercial Vehicle Group Inc (a)	—	—	15,940	149	15,940	149
Cooper Tire & Rubber Co*	9,200	195	—	—	9,200	195
Dana Holding Corp (a)	12,289	164	225,633	3,015	237,922	3,179
Dorman Products Inc (a)	1,470	37	10,101	256	11,571	293
Exide Technologies (a)	—	—	35,626	212	35,626	212
Federal Mogul Corp (a)	—	—	33,485	637	33,485	637
Miller Industries Inc/TN	1,561	22	15,995	229	17,556	251
Modine Manufacturing Co (a)	4,128	58	50,822	712	54,950	770
Motorcar Parts of America Inc (a)	—	—	5,963	37	5,963	37
Spartan Motors Inc*	18,130	112	37,788	233	55,918	345
Standard Motor Products Inc*	20,428	218	16,051	171	36,479	389
Superior Industries International Inc	2,040	34	40,375	680	42,415	714
Supreme Industries Inc (a)	—	—	4,647	13	4,647	13
Tenneco Inc (a)	6,120	158	101,107	2,605	107,227	2,763
Titan International Inc	3,114	39	62,556	776	65,670	815
TRW Automotive Holdings Corp (a)	—	—	15,761	508	15,761	508
	$ 1,483		$ 14,411			$ 15,894
Banks - 7.68%
1st Source Corp	3,908	74	27,781	531	31,689	605
1st United Bancorp Inc/Boca Raton (a),*	8,700	78	—	—	8,700	78
Alliance Financial Corp/NY*	1,316	39	1,488	45	2,804	84
American National Bankshares Inc*	956	21	2,287	50	3,243	71
Ameris Bancorp*	3,583	40	11,051	123	14,634	163
AmeriServ Financial Inc (a)	—	—	22,099	49	22,099	49
Ames National Corp*	554	11	1,370	26	1,924	37
Arrow Financial Corp*	568	16	1,370	38	1,938	54
Associated Banc-Corp	—	—	181,375	2,635	181,375	2,635
Auburn National Bancorporation Inc*	379	8	780	16	1,159	24
Bancfirst Corp*	3,092	136	2,413	106	5,505	242
Banco Latinoamericano de Comercio Exterior SA*	7,970	113	6,783	96	14,753	209
Bancorp Inc/DE (a) *	4,508	40	18,894	168	23,402	208
Bancorp Rhode Island Inc*	568	16	1,370	39	1,938	55
BancTrust Financial Group Inc	—	—	8,602	53	8,602	53
Bank Mutual Corp	7,231	51	51,971	370	59,202	421
Bank of Florida Corp (a)	—	—	6,269	7	6,269	7
Bank of Florida Corp - Rights (a),(c)	—	—	18,807	4	18,807	4
Bank of Granite Corp (a)	—	—	4,030	7	4,030	7
Bank of Hawaii Corp	—	—	39,350	2,081	39,350	2,081
Bank of Kentucky Financial Corp*	474	9	979	19	1,453	28
Bank of Marin Bancorp*	189	6	387	13	576	19
Bank of the Ozarks Inc*	3,419	131	2,975	114	6,394	245
Banner Corp	1,500	8	40,522	230	42,022	238
Bar Harbor Bankshares*	568	17	1,379	41	1,947	58
Boston Private Financial Holdings Inc*	41,350	328	117,129	929	158,479	1,257
Bridge Bancorp Inc*	189	4	389	9	578	13
Bryn Mawr Bank Corp*	905	17	2,173	40	3,078	57
Cadence Financial Corp (a)	—	—	5,692	17	5,692	17
Camden National Corp*	1,186	42	2,874	103	4,060	145
Capital City Bank Group Inc	—	—	4,273	75	4,273	75
CapitalSource Inc	—	—	153,700	918	153,700	918
Capitol Bancorp Ltd (a)	—	—	11,611	28	11,611	28
Cardinal Financial Corp	2,325	25	13,064	143	15,389	168
Cascade Financial Corp (a)	—	—	1,365	3	1,365	3
Cathay General Bancorp	12,705	158	82,565	1,022	95,270	1,180
Center Bancorp Inc*	1,897	16	5,774	48	7,671	64
Center Financial Corp (a)	—	—	17,689	119	17,689	119
Central Bancorp Inc/MA	—	—	538	5	538	5
Central Pacific Financial Corp (a)	—	—	22,639	49	22,639	49
Century Bancorp Inc/MA*	553	11	1,379	27	1,932	38
Chemical Financial Corp*	5,625	134	23,449	556	29,074	690
Citizens Holding Co*	474	12	1,141	29	1,615	41
Citizens Republic Bancorp Inc (a),*	66,324	83	203,424	255	269,748	338
City Holding Co*	8,647	302	3,563	125	12,210	427
CNB Financial Corp/PA*	704	11	1,714	27	2,418	38
CoBiz Financial Inc	—	—	8,240	59	8,240	59
Columbia Banking System Inc*	9,669	217	13,915	313	23,584	530
Community Bank System Inc*	12,066	298	25,594	631	37,660	929
Community Trust Bancorp Inc*	9,998	300	3,678	110	13,676	410
Crescent Financial Corp (a)	—	—	3,633	13	3,633	13

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
CVB Financial Corp*	63,320	$ 697	48,980	$ 539	112,300	$ 1,236
Dearborn Bancorp Inc (a)	—	—	3,950	12	3,950	12
Eagle Bancorp Inc (a),*	2,367	30	5,749	72	8,116	102
East West Bancorp Inc*	30,716	601	95,481	1,870	126,197	2,471
Encore Bancshares Inc (a)	—	—	2,036	21	2,036	21
Enterprise Bancorp Inc/MA*	854	11	2,061	26	2,915	37
Enterprise Financial Services Corp	—	—	236	2	236	2
Farmers Capital Bank Corp*	1,196	10	627	5	1,823	15
Fidelity Southern Corp (a)	—	—	3,458	31	3,458	31
Financial Institutions Inc*	3,864	62	6,334	101	10,198	163
First Bancorp Inc/ME*	1,360	22	3,333	53	4,693	75
First BanCorp/Puerto Rico	5,387	11	149,261	316	154,648	327
First Bancorp/Troy NC*	5,260	86	12,151	199	17,411	285
First Busey Corp	—	—	13,181	67	13,181	67
First Commonwealth Financial Corp	8,636	57	119,153	780	127,789	837
First Community Bancshares Inc/VA *	8,289	138	8,399	140	16,688	278
First Financial Bancorp*	23,043	440	26,802	512	49,845	952
First Financial Bankshares Inc*	3,129	168	7,815	418	10,944	586
First Financial Corp/IN*	1,186	35	2,862	83	4,048	118
First Interstate Bancsystem Inc*	4,400	71	—	—	4,400	71
First Mariner Bancorp Inc (a)	—	—	2,150	4	2,150	4
First Merchants Corp*	3,283	29	10,749	94	14,032	123
First Midwest Bancorp Inc/IL	6,500	99	85,107	1,293	91,607	1,392
First of Long Island Corp/The*	704	18	1,714	44	2,418	62
First Regional Bancorp/Los Angeles CA (a)	—	—	4,482	—	4,482	—
First Security Group Inc/TN	—	—	4,926	14	4,926	14
First South Bancorp Inc/Washington NC*	2,471	35	3,103	43	5,574	78
First State Bancorporation/NM (a)	—	—	7,881	6	7,881	6
FirstMerit Corp	17,544	412	135,469	3,183	153,013	3,595
FNB Corp/PA*	55,724	519	156,850	1,461	212,574	1,980
FNB United Corp	—	—	4,030	7	4,030	7
Fulton Financial Corp	5,400	57	26,181	275	31,581	332
German American Bancorp Inc*	1,707	27	4,975	80	6,682	107
Glacier Bancorp Inc	7,231	134	42,722	790	49,953	924
Great Southern Bancorp Inc*	1,186	29	2,862	70	4,048	99
Green Bankshares Inc (a)	—	—	4,448	56	4,448	56
Guaranty Bancorp (a)	4,766	7	41,548	65	46,314	72
Hampton Roads Bankshares Inc	—	—	6,402	18	6,402	18
Hancock Holding Co	2,514	103	16,339	668	18,853	771
Hanmi Financial Corp (a)	—	—	31,901	95	31,901	95
Heartland Financial USA Inc*	1,487	28	1,371	26	2,858	54
Heritage Commerce Corp (a)	—	—	4,926	27	4,926	27
Home Bancshares Inc/AR*	1,802	51	4,369	123	6,171	174
Horizon Financial Corp (a)	—	—	2,100	—	2,100	—
Hudson Valley Holding Corp*	1,610	40	—	—	1,610	40
Iberiabank Corp*	9,111	561	6,437	397	15,548	958
Independent Bank Corp/MI	—	—	9,045	10	9,045	10
Independent Bank Corp/Rockland MA *	8,989	233	5,639	146	14,628	379
Integra Bank Corp	—	—	9,851	12	9,851	12
International Bancshares Corp*	18,213	440	55,852	1,349	74,065	1,789
Intervest Bancshares Corp (a)	—	—	1,852	12	1,852	12
Lakeland Bancorp Inc*	8,088	85	12,379	130	20,467	215
Lakeland Financial Corp*	5,577	116	6,022	126	11,599	242
LNB Bancorp Inc	—	—	1,971	11	1,971	11
M&T Bank Corp	—	—	2,147	188	2,147	188
Macatawa Bank Corp (a)	—	—	7,447	15	7,447	15
MainSource Financial Group Inc	—	—	13,169	107	13,169	107
MB Financial Inc	5,124	126	47,812	1,171	52,936	1,297
MBT Financial Corp	—	—	6,090	18	6,090	18
Merchants Bancshares Inc*	756	18	1,828	43	2,584	61
Midsouth Bancorp Inc*	1,043	17	2,529	41	3,572	58
Nara Bancorp Inc (a),*	20,648	186	15,136	137	35,784	323
National Bankshares Inc*	1,092	30	2,643	72	3,735	102
National Penn Bancshares Inc	28,504	209	219,908	1,610	248,412	1,819
NBT Bancorp Inc*	9,451	232	19,665	481	29,116	713
NewBridge Bancorp (a)	—	—	7,854	37	7,854	37
North Valley Bancorp (a)	—	—	700	2	700	2
Northeast Bancorp	—	—	806	10	806	10
Northrim BanCorp Inc*	1,007	17	2,399	41	3,406	58
Norwood Financial Corp*	284	8	584	16	868	24
Ohio Valley Banc Corp*	604	13	1,488	31	2,092	44
Old National Bancorp/IN	8,807	118	42,668	572	51,475	690
Old Point Financial Corp*	332	5	680	10	1,012	15
Old Second Bancorp Inc	800	5	15,048	86	15,848	91
OmniAmerican Bancorp Inc (a),*	1,613	19	3,889	46	5,502	65
Oriental Financial Group Inc*	7,700	129	23,896	400	31,596	529
Orrstown Financial Services Inc*	426	11	1,025	26	1,451	37
Pacific Capital Bancorp NA (a),*	12,117	21	5,417	9	17,534	30
Pacific Continental Corp*	2,026	23	4,905	57	6,931	80
Pacific Mercantile Bancorp (a)	—	—	3,550	18	3,550	18
PacWest Bancorp*	4,866	117	5,749	138	10,615	255
Park National Corp*	2,544	174	2,529	173	5,073	347

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Patriot National Bancorp Inc (a)	—	$ —	2,329	$ 5	2,329	$ 5
Penns Woods Bancorp Inc*	237	8	490	16	727	24
Peoples Bancorp Inc/OH*	5,420	94	11,232	194	16,652	288
Peoples Financial Corp/MS*	568	9	1,178	19	1,746	28
Pinnacle Financial Partners Inc (a)	2,894	44	28,633	437	31,527	481
Porter Bancorp Inc*	762	11	880	12	1,642	23
Preferred Bank/Los Angeles CA (a)	—	—	2,491	5	2,491	5
Premier Financial Bancorp Inc	—	—	627	6	627	6
PrivateBancorp Inc	—	—	7,169	103	7,169	103
Prosperity Bancshares Inc	12,651	496	75,932	2,978	88,583	3,474
Renasant Corp*	9,783	161	18,424	304	28,207	465
Republic Bancorp Inc/KY*	5,772	139	3,201	77	8,973	216
Republic First Bancorp Inc (a)	—	—	247	1	247	1
S&T Bancorp Inc*	5,855	141	21,075	507	26,930	648
Sandy Spring Bancorp Inc	2,569	45	14,937	260	17,506	305
Santander BanCorp (a),*	3,000	36	—	—	3,000	36
SCBT Financial Corp*	1,138	45	2,760	110	3,898	155
Seacoast Banking Corp of Florida (a)	—	—	8,866	19	8,866	19
Shore Bancshares Inc*	1,907	26	3,219	45	5,126	71
Sierra Bancorp*	3,744	47	3,966	50	7,710	97
Signature Bank/New York NY (a),*	5,933	240	2,988	121	8,921	361
Simmons First National Corp*	3,795	107	7,359	206	11,154	313
South Financial Group Inc/The*	72,200	56	24,249	19	96,449	75
Southern Community Financial Corp/NC (a)	—	—	13,075	36	13,075	36
Southern Connecticut Bancorp Inc (a)	—	—	896	6	896	6
Southside Bancshares Inc*	6,017	129	3,963	86	9,980	215
Southwest Bancorp Inc/Stillwater OK*	6,228	91	15,785	231	22,013	322
State Bancorp Inc/NY*	2,317	23	6,218	62	8,535	85
StellarOne Corp*	3,577	53	8,691	130	12,268	183
Sterling Bancorp/NY*	7,803	83	18,060	193	25,863	276
Sterling Bancshares Inc/TX*	20,509	120	48,166	283	68,675	403
Sterling Financial Corp/WA (a)	—	—	27,497	24	27,497	24
Suffolk Bancorp*	1,762	55	1,146	36	2,908	91
Sun Bancorp Inc/NJ (a)	—	—	22,902	124	22,902	124
Superior Bancorp (a)	—	—	7,009	25	7,009	25
Susquehanna Bancshares Inc	30,847	337	169,495	1,848	200,342	2,185
SVB Financial Group (a),*	14,032	691	15,688	772	29,720	1,463
SY Bancorp Inc*	1,058	25	2,516	60	3,574	85
Synovus Financial Corp	—	—	90,000	271	90,000	271
Taylor Capital Group Inc (a)	—	—	10,825	148	10,825	148
Texas Capital Bancshares Inc (a),*	3,273	65	7,933	158	11,206	223
TIB Financial Corp (a)	—	—	1,393	1	1,393	1
Tompkins Financial Corp*	901	37	2,184	89	3,085	126
Tower Bancorp Inc*	756	19	1,838	47	2,594	66
TowneBank/Portsmouth VA*	2,125	34	6,841	109	8,966	143
Trico Bancshares*	5,255	100	5,289	101	10,544	201
Trustco Bank Corp NY*	24,042	160	67,248	447	91,290	607
Trustmark Corp*	12,169	298	27,689	678	39,858	976
UMB Financial Corp*	7,490	316	12,033	507	19,523	823
Umpqua Holdings Corp	15,344	229	157,099	2,347	172,443	2,576
Union First Market Bankshares Corp*	5,371	90	11,912	200	17,283	290
United Bankshares Inc*	5,974	174	20,051	582	26,025	756
United Community Banks Inc/GA (a)	14,123	82	71,037	415	85,160	497
United Security Bancshares/Thomasville AL*	956	15	2,287	36	3,243	51
Univest Corp of Pennsylvania*	1,661	32	4,006	78	5,667	110
Virginia Commerce Bancorp Inc (a)	—	—	2,918	21	2,918	21
Washington Banking Co*	2,373	34	6,810	98	9,183	132
Washington Trust Bancorp Inc*	4,872	89	5,289	96	10,161	185
Webster Financial Corp	6,025	125	113,849	2,360	119,874	2,485
WesBanco Inc*	5,999	116	18,992	366	24,991	482
West Bancorporation Inc (a),*	5,904	48	5,864	48	11,768	96
West Coast Bancorp/OR	—	—	1,915	7	1,915	7
Westamerica Bancorporation	1,281	75	9,248	543	10,529	618
Western Alliance Bancorp (a)	—	—	65,356	569	65,356	569
Whitney Holding Corp/LA	—	—	32,137	440	32,137	440
Wilber Corp*	901	6	1,856	13	2,757	19
Wilmington Trust Corp	—	—	17,703	307	17,703	307
Wilshire Bancorp Inc*	10,749	117	11,770	128	22,519	245
Wintrust Financial Corp*	9,659	360	24,095	899	33,754	1,259
Yadkin Valley Financial Corp	—	—	5,606	26	5,606	26
	$ 15,645		$ 55,496			$ 71,141
Beverages - 0.02%
Craft Brewers Alliance Inc (a)	—	—	9,552	24	9,552	24
Heckmann Corp (a),*	7,829	47	18,974	114	26,803	161
National Beverage Corp*	855	10	1,767	20	2,622	30
	$ 57		$ 158			$ 215
Biotechnology - 0.29%
American Oriental Bioengineering Inc (a),*	6,198	25	14,834	60	21,032	85
Ariad Pharmaceuticals Inc (a),*	10,900	38	—	—	10,900	38
Cambrex Corp (a),*	332	1	686	3	1,018	4
Celera Corp (a)	8,137	61	88,817	664	96,954	725

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Celldex Therapeutics Inc (a)	—	$ —	2,493	$ 20	2,493	$ 20
Cubist Pharmaceuticals Inc (a),*	5,900	132	—	—	5,900	132
Emergent Biosolutions Inc (a),*	3,988	65	—	—	3,988	65
Halozyme Therapeutics Inc (a),*	2,300	20	—	—	2,300	20
Harvard Bioscience Inc (a),*	254	1	392	2	646	3
Human Genome Sciences Inc (a)	—	—	7,600	210	7,600	210
Incyte Corp (a),*	5,800	78	—	—	5,800	78
Lexicon Pharmaceuticals Inc (a),*	76,649	123	18,053	29	94,702	152
Martek Biosciences Corp (a)	2,705	60	26,864	592	29,569	652
Maxygen Inc (a)	—	—	600	4	600	4
Medicines Co/The (a)	2,419	18	11,164	82	13,583	100
PDL BioPharma Inc*	8,372	49	—	—	8,372	49
Protalix BioTherapeutics Inc (a),*	4,474	30	—	—	4,474	30
RTI Biologics Inc (a)	—	—	33,216	127	33,216	127
Seattle Genetics Inc (a),*	2,788	35	—	—	2,788	35
SuperGen Inc (a),*	3,324	10	8,049	24	11,373	34
Tengion Inc (a),*	7,900	37	—	—	7,900	37
United Therapeutics Corp (a),*	1,200	68	—	—	1,200	68
XOMA Ltd (a),*	23,400	16	—	—	23,400	16
	$ 867		$ 1,817			$ 2,684
Building Materials - 1.23%
Apogee Enterprises Inc	6,643	91	36,138	497	42,781	588
Armstrong World Industries Inc (a)	—	—	9,184	400	9,184	400
Builders FirstSource Inc (a)	—	—	14,172	54	14,172	54
Comfort Systems USA Inc*	23,285	328	9,543	135	32,828	463
Drew Industries Inc (a),*	1,138	29	2,742	70	3,880	99
Gibraltar Industries Inc (a),*	17,470	262	40,691	611	58,161	873
Interline Brands Inc (a),*	12,821	267	38,974	812	51,795	1,079
KSW Inc	—	—	100	—	100	—
Louisiana-Pacific Corp (a)	11,102	131	306,830	3,608	317,932	3,739
LSI Industries Inc	—	—	12,667	89	12,667	89
NCI Building Systems Inc (a),*	3,582	50	6,553	90	10,135	140
PGT Inc (a)	—	—	8,844	27	8,844	27
Quanex Building Products Corp*	8,278	157	5,896	112	14,174	269
Texas Industries Inc	2,086	79	15,528	588	17,614	667
Trex Co Inc (a),*	986	24	—	—	986	24
Universal Forest Products Inc*	5,127	216	13,688	576	18,815	792
USG Corp (a)	—	—	89,620	2,115	89,620	2,115
	$ 1,634		$ 9,784			$ 11,418
Chemicals - 2.58%
A Schulman Inc*	12,090	315	25,578	665	37,668	980
Aceto Corp*	8,973	60	3,781	25	12,754	85
American Pacific Corp (a)	—	—	4,299	26	4,299	26
Arch Chemicals Inc	1,850	63	11,845	402	13,695	465
Cabot Corp	—	—	8,239	268	8,239	268
Cytec Industries Inc	—	—	8,878	427	8,878	427
Ferro Corp (a)	7,565	83	50,905	556	58,470	639
Georgia Gulf Corp (a)	—	—	15,566	320	15,566	320
Hawkins Inc*	1,594	43	196	5	1,790	48
HB Fuller Co*	15,330	359	33,806	793	49,136	1,152
Huntsman Corp	—	—	24,200	276	24,200	276
ICO Inc*	4,271	37	12,708	109	16,979	146
Innophos Holdings Inc*	12,634	360	4,483	128	17,117	488
Innospec Inc (a),*	7,916	106	21,487	286	29,403	392
Kraton Performance Polymers Inc (a)	—	—	76,050	1,442	76,050	1,442
Minerals Technologies Inc*	3,778	218	8,570	495	12,348	713
NewMarket Corp*	2,434	268	4,205	463	6,639	731
Olin Corp	8,999	188	39,772	835	48,771	1,023
OM Group Inc (a)	7,810	295	51,388	1,940	59,198	2,235
Omnova Solutions Inc (a),*	10,100	77	—	—	10,100	77
Penford Corp (a)	—	—	5,082	47	5,082	47
PolyOne Corp (a),*	32,317	365	109,566	1,239	141,883	1,604
Quaker Chemical Corp*	1,113	35	2,683	84	3,796	119
Rockwood Holdings Inc (a),*	9,844	295	24,466	733	34,310	1,028
Sensient Technologies Corp	4,318	136	119,013	3,752	123,331	3,888
ShengdaTech Inc (a),*	4,403	30	10,664	73	15,067	103
Solutia Inc (a),*	24,521	431	45,074	793	69,595	1,224
Spartech Corp (a),*	31,686	451	39,742	566	71,428	1,017
Stepan Co*	1,694	128	192	14	1,886	142
Westlake Chemical Corp	1,734	49	49,472	1,389	51,206	1,438
WR Grace & Co (a)	5,409	156	35,940	1,039	41,349	1,195
Zoltek Cos Inc (a)	—	—	14,384	142	14,384	142
	$ 4,548		$ 19,332			$ 23,880
Coal - 0.30%
Cloud Peak Energy Inc (a),*	9,397	150	15,575	249	24,972	399
International Coal Group Inc (a)	11,792	62	216,939	1,143	228,731	1,205
Patriot Coal Corp (a)	7,498	148	47,433	934	54,931	1,082
Westmoreland Coal Co (a),*	1,223	17	2,950	42	4,173	59
	$ 377		$ 2,368			$ 2,745
Commercial Services - 4.04%
Aaron's Inc	—	—	121,895	2,751	121,895	2,751

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
ABM Industries Inc*	6,206	$ 133	8,740	$ 188	14,946	$ 321
Advance America Cash Advance Centers Inc*	15,821	90	1,472	9	17,293	99
Albany Molecular Research Inc (a)	3,678	29	26,956	216	30,634	245
American Reprographics Co (a)	—	—	21,145	211	21,145	211
Asset Acceptance Capital Corp (a)	—	—	3,448	25	3,448	25
Avalon Holdings Corp (a)	—	—	3,917	12	3,917	12
Avis Budget Group Inc (a)	15,618	236	151,490	2,290	167,108	2,526
Barrett Business Services Inc	—	—	3,695	57	3,695	57
Cardtronics Inc (a),*	522	7	1,073	15	1,595	22
Carriage Services Inc (a)	—	—	21,003	104	21,003	104
CDI Corp	—	—	25,384	442	25,384	442
Cenveo Inc (a)	—	—	45,788	392	45,788	392
Champion Industries Inc/WV (a)	—	—	10,371	18	10,371	18
Collectors Universe	—	—	3,010	42	3,010	42
Consolidated Graphics Inc (a),*	2,796	117	6,794	285	9,590	402
Convergys Corp (a)	12,500	158	125,152	1,582	137,652	1,740
Corinthian Colleges Inc (a),*	7,400	116	—	—	7,400	116
Cornell Cos Inc (a)	1,713	47	23,059	634	24,772	681
Corrections Corp of America (a)	—	—	108,025	2,238	108,025	2,238
CRA International Inc (a)	—	—	5,472	127	5,472	127
Cross Country Healthcare Inc (a)	4,364	44	41,533	416	45,897	460
Deluxe Corp*	37,806	793	22,711	477	60,517	1,270
Diamond Management & Technology Consultants Inc*	237	2	490	4	727	6
Dollar Financial Corp (a),*	11,592	271	1,379	32	12,971	303
Dollar Thrifty Automotive Group Inc (a),*	12,494	550	34,318	1,509	46,812	2,059
DynCorp International Inc (a),*	22,435	385	5,231	90	27,666	475
Edgewater Technology Inc (a)	—	—	10,657	34	10,657	34
Electro Rent Corp	2,821	40	28,415	406	31,236	446
Euronet Worldwide Inc (a)	—	—	2,253	36	2,253	36
Franklin Covey Co (a)	—	—	5,272	42	5,272	42
Gartner Inc (a),*	6,666	160	—	—	6,666	160
Geo Group Inc/The (a),*	1,561	33	3,793	81	5,354	114
Global Cash Access Holdings Inc (a),*	6,264	55	1,079	9	7,343	64
Great Lakes Dredge & Dock Corp	7,127	39	42,785	232	49,912	271
H&E Equipment Services Inc (a)	—	—	17,905	212	17,905	212
Hackett Group Inc/The (a)	—	—	17,496	49	17,496	49
Heidrick & Struggles International Inc*	1,517	40	3,678	97	5,195	137
Hill International Inc (a),*	427	3	883	6	1,310	9
Hudson Highland Group Inc (a)	—	—	4,585	26	4,585	26
Intersections Inc (a)	—	—	12,290	65	12,290	65
Jackson Hewitt Tax Service Inc (a)	—	—	13,600	23	13,600	23
Kelly Services Inc (a)	2,087	34	41,599	669	43,686	703
Kendle International Inc (a)	2,802	47	13,733	227	16,535	274
Kforce Inc (a),*	5,379	75	11,564	160	16,943	235
Korn/Ferry International (a),*	3,701	60	8,970	146	12,671	206
LECG Corp (a)	—	—	10,097	34	10,097	34
Live Nation Entertainment Inc (a)	8,548	134	79,410	1,246	87,958	1,380
Mace Security International Inc (a)	—	—	10,657	9	10,657	9
Mac-Gray Corp	1,461	17	17,066	199	18,527	216
Manpower Inc*	709	40	1,716	96	2,425	136
MAXIMUS Inc*	237	15	573	35	810	50
McGrath Rentcorp	1,803	47	9,024	235	10,827	282
MedQuist Inc*	1,461	14	3,431	32	4,892	46
MoneyGram International Inc (a)	1,850	6	52,765	161	54,615	167
Multi-Color Corp	142	2	1,018	13	1,160	15
On Assignment Inc (a)	5,030	35	40,822	287	45,852	322
PDI Inc (a)	—	—	14,813	134	14,813	134
Perceptron Inc (a)	—	—	1,181	6	1,181	6
PHH Corp (a),*	34,943	793	69,356	1,574	104,299	2,367
Prospect Medical Holdings Inc (a)	—	—	1,746	12	1,746	12
Providence Service Corp/The (a),*	3,000	50	—	—	3,000	50
RCM Technologies Inc (a)	—	—	10,898	45	10,898	45
Rent-A-Center Inc/TX (a),*	37,227	961	71,340	1,843	108,567	2,804
Service Corp International/US	—	—	33,013	297	33,013	297
SFN Group Inc (a)	16,845	144	87,897	751	104,742	895
Spectrum Group International Inc (a)	—	—	8,050	16	8,050	16
Standard Parking Corp (a),*	956	16	2,287	39	3,243	55
StarTek Inc (a)	1,554	10	14,688	99	16,242	109
Steiner Leisure Ltd (a),*	759	36	1,830	86	2,589	122
Stewart Enterprises Inc*	30,292	205	75,213	510	105,505	715
Team Health Holdings Inc (a),*	4,400	69	—	—	4,400	69
Team Inc (a),*	150	3	290	5	440	8
TeleTech Holdings Inc (a),*	7,650	127	—	—	7,650	127
TNS Inc (a),*	1,700	44	—	—	1,700	44
Towers Watson & Co	3,998	192	79,342	3,809	83,340	4,001
Track Data Corp (a)	—	—	1,120	4	1,120	4
Tree.com Inc (a)	—	—	5,670	52	5,670	52
TrueBlue Inc (a),*	3,890	61	9,429	149	13,319	210
Tufco Technologies Inc (a)	—	—	1,165	5	1,165	5
United Rentals Inc (a)	6,121	88	63,587	913	69,708	1,001
Valassis Communications Inc (a),*	6,066	198	3,333	109	9,399	307
Viad Corp	1,612	38	31,676	741	33,288	779

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Volt Information Sciences Inc (a)	1,891	$ 23	24,139	$ 303	26,030	$ 326
	$ 6,932		$ 30,535			$ 37,467
Computers - 1.99%
3D Systems Corp (a),*	755	12	1,828	28	2,583	40
Acorn Energy Inc (a)	—	—	448	2	448	2
Agilysys Inc	2,973	32	25,125	273	28,098	305
Astro-Med Inc	—	—	7,443	57	7,443	57
CACI International Inc (a)	2,614	124	78,946	3,745	81,560	3,869
Ciber Inc (a)	31,263	124	174,104	691	205,367	815
Cogo Group Inc (a),*	3,627	25	8,739	62	12,366	87
Computer Task Group Inc (a)	806	8	3,615	34	4,421	42
Cray Inc (a),*	11,411	77	3,028	20	14,439	97
Datalink Corp (a)	—	—	300	1	300	1
Dataram Corp (a)	—	—	3,977	10	3,977	10
Dynamics Research Corp (a),*	4,089	58	5,851	84	9,940	142
Electronics for Imaging Inc (a)	4,554	59	63,134	811	67,688	870
Fortinet Inc (a),*	2,403	43	1,073	19	3,476	62
Hutchinson Technology Inc (a)	—	—	25,275	154	25,275	154
Imation Corp (a)	4,171	45	79,223	859	83,394	904
Insight Enterprises Inc (a),*	17,687	266	64,648	971	82,335	1,237
Integral Systems Inc/MD (a)	—	—	2,219	19	2,219	19
Key Tronic Corp (a)	—	—	13,791	88	13,791	88
Mentor Graphics Corp (a),*	7,640	69	18,513	166	26,153	235
Mercury Computer Systems Inc (a),*	8,822	113	13,428	173	22,250	286
MICROS Systems Inc (a)	—	—	97,316	3,616	97,316	3,616
MTS Systems Corp*	1,565	47	3,793	113	5,358	160
Ness Technologies Inc (a),*	6,026	39	14,604	94	20,630	133
Netscout Systems Inc (a),*	2,979	43	—	—	2,979	43
PAR Technology Corp (a)	379	3	9,780	69	10,159	72
Planar Systems Inc (a)	—	—	19,739	51	19,739	51
Qualstar Corp	—	—	4,617	9	4,617	9
Quantum Corp (a),*	34,459	100	38,310	111	72,769	211
Radisys Corp (a),*	2,199	22	4,364	43	6,563	65
Rimage Corp (a),*	1,461	26	3,563	62	5,024	88
SCM Microsystems Inc (a)	—	—	9,851	15	9,851	15
Silicon Graphics International Corp (a)	—	—	7,084	70	7,084	70
SMART Modular Technologies WWH Inc (a),*	13,094	92	33,521	235	46,615	327
SRA International Inc (a)	2,989	69	122,447	2,826	125,436	2,895
STEC Inc (a),*	9,200	128	—	—	9,200	128
Super Micro Computer Inc (a),*	1,158	16	2,747	39	3,905	55
SYKES Enterprises Inc (a),*	4,079	93	2,510	57	6,589	150
Synaptics Inc (a),*	800	24	—	—	800	24
TechTeam Global Inc (a)	—	—	4,320	27	4,320	27
Tier Technologies Inc (a)	—	—	6,179	52	6,179	52
Tripos Inc (a),(b),(c)	—	—	100	—	100	—
Unisys Corp (a),*	10,085	283	23,375	655	33,460	938
Virtusa Corp (a),*	1,918	19	1,075	11	2,993	30
	$ 2,059		$ 16,422			$ 18,481
Consumer Products - 1.27%
ACCO Brands Corp (a),*	16,352	150	46,157	421	62,509	571
American Greetings Corp*	26,519	651	59,331	1,457	85,850	2,108
AT Cross Co (a)	—	—	1,100	5	1,100	5
Blyth Inc	856	49	4,616	266	5,472	315
Central Garden and Pet Co (a),*	4,150	47	—	—	4,150	47
Central Garden and Pet Co - A Shares (a),*	23,188	239	30,395	314	53,583	553
CSS Industries Inc	1,185	24	12,891	258	14,076	282
Ennis Inc	6,518	120	30,925	572	37,443	692
Helen of Troy Ltd (a),*	14,532	392	17,987	486	32,519	878
Jarden Corp	1,371	44	20,003	642	21,374	686
Kid Brands Inc (a)	—	—	22,120	220	22,120	220
Oil-Dri Corp of America*	805	17	1,940	40	2,745	57
Prestige Brands Holdings Inc (a)	23,155	226	115,510	1,125	138,665	1,351
Scotts Miracle-Gro Co/The	—	—	74,813	3,625	74,813	3,625
Tupperware Brands Corp	—	—	6,300	322	6,300	322
WD-40 Co*	759	27	1,832	65	2,591	92
	$ 1,986		$ 9,818			$ 11,804
Cosmetics & Personal Care - 0.08%
CCA Industries Inc	—	—	400	2	400	2
Elizabeth Arden Inc (a)	2,134	39	22,503	410	24,637	449
Inter Parfums Inc*	1,813	31	4,369	76	6,182	107
Parlux Fragrances Inc (a)	—	—	12,179	25	12,179	25
Physicians Formula Holdings Inc (a)	—	—	348	1	348	1
Revlon Inc (a)	1,612	28	8,909	156	10,521	184
	$ 98		$ 670			$ 768
Distribution & Wholesale - 1.00%
Beacon Roofing Supply Inc (a),*	1,191	27	2,884	64	4,075	91
BlueLinx Holdings Inc (a)	—	—	8,269	41	8,269	41
BMP Sunstone Corp (a)	451	2	2,414	13	2,865	15
Brightpoint Inc (a)	4,373	35	25,733	208	30,106	243
Chindex International Inc (a),*	188	2	387	5	575	7
Core-Mark Holding Co Inc (a)	1,092	33	14,637	447	15,729	480

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
GTSI Corp (a)	—	$ —	6,697	43	6,697	$ 43
Houston Wire & Cable Co*	1,800	24	—	—	1,800	24
Navarre Corp (a)	—	—	16,478	35	16,478	35
Owens & Minor Inc	1,684	53	21,070	663	22,754	716
Pool Corp*	2,276	56	5,518	135	7,794	191
Scansource Inc (a)	2,228	62	13,366	373	15,594	435
School Specialty Inc (a)	1,897	45	32,081	752	33,978	797
Titan Machinery Inc (a)	—	—	7,539	108	7,539	108
United Stationers Inc (a),*	4,807	294	5,864	359	10,671	653
WESCO International Inc (a)	4,700	191	128,201	5,208	132,901	5,399
	$ 824		$ 8,454			$ 9,278
Diversified Financial Services - 1.79%
AmeriCredit Corp (a)	—	—	48,818	1,169	48,818	1,169
Artio Global Investors Inc*	2,324	53	9,733	223	12,057	276
Asta Funding Inc	—	—	7,334	57	7,334	57
BGC Partners Inc*	24,472	160	9,151	60	33,623	220
Calamos Asset Management Inc*	5,099	64	13,824	172	18,923	236
California First National Bancorp	301	4	1,570	21	1,871	25
CompuCredit Holdings Corp	5,043	30	40,050	240	45,093	270
Credit Acceptance Corp (a),*	94	4	192	8	286	12
Delta Financial Corp (a),(c)	—	—	18,200	—	18,200	—
Diamond Hill Investment Group Inc*	47	4	97	8	144	12
Doral Financial Corp (a),*	7,100	38	22,810	123	29,910	161
E*Trade Financial Corp (a)	139,174	234	938,143	1,576	1,077,317	1,810
Encore Capital Group Inc (a),*	10,768	247	7,916	182	18,684	429
Epoch Holding Corp*	237	3	490	6	727	9
Evercore Partners Inc - Class A*	1,044	37	2,529	91	3,573	128
Federal Agricultural Mortgage Corp	—	—	8,015	180	8,015	180
Financial Engines Inc (a),*	2,600	41	—	—	2,600	41
First Marblehead Corp/The (a)	—	—	40,107	141	40,107	141
Firstcity Financial Corp (a)	—	—	7,911	58	7,911	58
GAMCO Investors Inc*	474	22	1,148	53	1,622	75
GFI Group Inc*	13,100	90	—	—	13,100	90
International Assets Holding Corp (a),*	1,334	22	4,678	76	6,012	98
Investment Technology Group Inc (a),*	4,900	85	—	—	4,900	85
JMP Group Inc*	2,065	16	6,621	51	8,686	67
KBW Inc (a),*	1,661	50	4,024	120	5,685	170
Knight Capital Group Inc (a),*	31,508	490	11,384	177	42,892	667
Marlin Business Services Corp (a)	1,500	17	9,232	106	10,732	123
MF Global Holdings Ltd (a)	6,025	56	480,103	4,427	486,128	4,483
MicroFinancial Inc	—	—	5,351	21	5,351	21
National Financial Partners Corp (a),*	15,723	242	36,138	556	51,861	798
Nelnet Inc*	18,558	371	27,147	542	45,705	913
NewStar Financial Inc (a)	—	—	24,173	185	24,173	185
Ocwen Financial Corp (a),*	21,237	245	18,196	210	39,433	455
Oppenheimer Holdings Inc*	2,970	87	3,563	104	6,533	191
optionsXpress Holdings Inc (a),*	9,422	167	—	—	9,422	167
Penson Worldwide Inc (a),*	10,587	99	4,565	43	15,152	142
Piper Jaffray Cos (a),*	6,315	248	11,636	458	17,951	706
Sanders Morris Harris Group Inc	—	—	12,111	72	12,111	72
Stifel Financial Corp (a),*	2,625	150	—	—	2,625	150
Student Loan Corp	—	—	7,350	207	7,350	207
SWS Group Inc*	9,110	101	24,239	267	33,349	368
Thomas Weisel Partners Group Inc (a)	—	—	10,006	79	10,006	79
TradeStation Group Inc (a),*	11,000	92	—	—	11,000	92
United PanAm Financial Corp (a)	—	—	6,985	23	6,985	23
US Global Investors Inc*	251	2	490	4	741	6
Virtus Investment Partners Inc (a)	160	4	5,286	128	5,446	132
Westwood Holdings Group Inc*	94	4	196	8	290	12
World Acceptance Corp (a),*	17,498	618	4,024	142	21,522	760
	$ 4,197		$ 12,374			$ 16,571
Electric - 1.41%
Allete Inc	2,609	95	14,104	515	16,713	610
Avista Corp*	18,234	394	21,375	462	39,609	856
Black Hills Corp*	6,927	228	23,765	782	30,692	1,010
Central Vermont Public Service Corp*	3,702	80	4,369	95	8,071	175
CH Energy Group Inc*	1,399	58	3,388	140	4,787	198
Cleco Corp*	12,484	342	12,923	354	25,407	696
El Paso Electric Co (a),*	19,674	419	12,075	257	31,749	676
Empire District Electric Co/The	3,179	62	19,441	379	22,620	441
IDACORP Inc*	17,319	625	37,187	1,341	54,506	1,966
Maine & Maritimes Corp	—	—	1,756	76	1,756	76
MGE Energy Inc*	5,240	193	4,943	182	10,183	375
NorthWestern Corp	3,171	96	21,766	658	24,937	754
Otter Tail Corp	3,131	70	15,107	336	18,238	406
PNM Resources Inc*	21,939	298	61,018	830	82,957	1,128
Portland General Electric Co*	33,179	659	28,076	558	61,255	1,217
UIL Holdings Corp*	6,570	191	19,603	569	26,173	760
Unisource Energy Corp*	18,856	628	15,849	528	34,705	1,156
Unitil Corp	—	—	5,812	128	5,812	128

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Westar Energy Inc*	17,277	$ 409	—	$ —	17,277	$ 409
	$ 4,847		$ 8,190			$ 13,037
Electrical Components & Equipment - 0.80%
Advanced Energy Industries Inc (a)	—	—	8,982	132	8,982	132
Belden Inc*	7,133	196	28,597	786	35,730	982
C&D Technologies Inc (a)	—	—	4,488	7	4,488	7
Encore Wire Corp	1,613	36	9,473	211	11,086	247
EnerSys (a),*	23,729	614	53,462	1,383	77,191	1,997
Espey Manufacturing & Electronics Corp	—	—	53	1	53	1
Evergreen Solar Inc (a)	—	—	5,700	6	5,700	6
Fushi Copperweld Inc (a),*	7,769	86	5,978	66	13,747	152
Generac Holdings Inc (a),*	1,668	25	4,023	61	5,691	86
General Cable Corp (a),*	1,700	48	—	—	1,700	48
GrafTech International Ltd (a),*	29,401	496	124,657	2,102	154,058	2,598
Graham Corp*	522	9	1,075	19	1,597	28
Insteel Industries Inc	—	—	12,836	157	12,836	157
Lihua International Inc (a),*	188	2	392	3	580	5
Littelfuse Inc (a),*	1,897	80	4,599	194	6,496	274
Magnetek Inc (a)	—	—	5,063	10	5,063	10
Molex Inc*	1,173	26	—	—	1,173	26
Orion Energy Systems Inc (a)	—	—	7,600	41	7,600	41
Powell Industries Inc (a),*	1,100	37	—	—	1,100	37
Power-One Inc (a)	7,120	56	37,366	294	44,486	350
PowerSecure International Inc (a),*	4,916	55	14,499	163	19,415	218
Ultralife Corp (a)	—	—	900	4	900	4
	$ 1,766		$ 5,640			$ 7,406
Electronics - 1.89%
Allied Motion Technologies Inc (a)	—	—	200	1	200	1
Analogic Corp*	723	35	1,743	83	2,466	118
Ballantyne Strong Inc (a)	—	—	12,093	93	12,093	93
Bel Fuse Inc	1,612	38	11,234	262	12,846	300
Benchmark Electronics Inc (a)	14,588	316	80,801	1,748	95,389	2,064
Blonder Tongue Laboratories (a)	—	—	1,523	2	1,523	2
Brady Corp	4,887	168	23,247	799	28,134	967
Checkpoint Systems Inc (a),*	7,125	161	25,875	584	33,000	745
China Security & Surveillance Technology Inc (a),*	8,859	53	2,734	16	11,593	69
Coherent Inc (a)	1,898	71	18,748	705	20,646	776
CTS Corp	11,681	122	68,442	719	80,123	841
Cyberoptics Corp (a)	—	—	7,092	79	7,092	79
Cymer Inc (a),*	2,610	89	9,924	339	12,534	428
Daktronics Inc*	664	6	1,368	11	2,032	17
DDi Corp*	2,814	24	11,156	95	13,970	119
Electro Scientific Industries Inc (a)	2,419	33	29,311	403	31,730	436
FEI Co (a),*	5,104	115	1,148	26	6,252	141
Frequency Electronics Inc (a)	—	—	11,821	66	11,821	66
ICx Technologies Inc (a)	—	—	17	—	17	—
IntriCon Corp (a)	—	—	448	2	448	2
Keithley Instruments Inc	—	—	1,056	9	1,056	9
L-1 Identity Solutions Inc (a)	2,514	22	80,908	702	83,422	724
LaBarge Inc (a),*	427	5	880	11	1,307	16
LeCroy Corp (a)	—	—	9,544	56	9,544	56
LoJack Corp (a)	—	—	580	2	580	2
Measurement Specialties Inc (a)	2,231	37	13,002	214	15,233	251
MEMSIC Inc (a),*	2,230	7	8,814	29	11,044	36
Methode Electronics Inc	3,463	38	55,046	611	58,509	649
Multi-Fineline Electronix Inc (a),*	3,200	83	—	—	3,200	83
Newport Corp (a)	3,748	45	56,591	670	60,339	715
NU Horizons Electronics Corp (a)	—	—	16,385	59	16,385	59
OI Corp	—	—	1,523	14	1,523	14
OSI Systems Inc (a),*	1,221	32	1,256	33	2,477	65
Park Electrochemical Corp*	1,186	36	2,862	87	4,048	123
Plexus Corp (a),*	4,593	170	6,553	243	11,146	413
Rofin-Sinar Technologies Inc (a),*	1,660	44	4,005	106	5,665	150
Rogers Corp (a)	1,092	37	8,619	288	9,711	325
Sanmina-SCI Corp (a),*	3,300	59	11,000	196	14,300	255
Sparton Corp (a)	—	—	9,794	57	9,794	57
Spectrum Control Inc (a)	2,865	40	18,928	263	21,793	303
Stoneridge Inc (a)	—	—	1,017	11	1,017	11
Sypris Solutions Inc (a)	—	—	37,541	169	37,541	169
Tech Data Corp (a)	—	—	11,486	493	11,486	493
Technitrol Inc	6,619	35	36,309	196	42,928	231
Technology Research Corp	—	—	4,162	22	4,162	22
TTM Technologies Inc (a),*	19,519	212	30,116	327	49,635	539
Varian Inc (a),*	2,230	115	5,403	280	7,633	395
Vicon Industries Inc (a)	—	—	1,971	10	1,971	10
Vishay Intertechnology Inc (a)	12,100	126	189,488	1,973	201,588	2,099
Watts Water Technologies Inc	7,290	259	41,682	1,479	48,972	1,738
Woodward Governor Co*	1,185	38	2,874	92	4,059	130
X-Rite Inc (a),*	4,080	13	13,472	44	17,552	57
Zygo Corp (a)	—	—	8,148	77	8,148	77
	$ 2,684		$ 14,856			$ 17,540

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)

Energy Green Plains - Alternate Renewable Sources Energy - 0.10% Inc (a)	1,423	$ 20	10,824	$ 149	12,247	$ 169
Headwaters Inc (a)	—	—	92,672	556	92,672	556
Hoku Corp (a)	—	—	2,484	7	2,484	7
Ocean Power Technologies Inc (a)	—	—	7,027	48	7,027	48
Pacific Ethanol Inc (a)	—	—	27,002	29	27,002	29
Rex Stores Corp (a) *	1,112	19	3,041	52	4,153	71
	$ 39		$ 841			$ 880
Engineering & Contruction - 0.73%
Dycom Industries Inc (a)	3,986	42	30,947	329	34,933	371
EMCOR Group Inc (a),*	37,242	1,063	23,152	661	60,394	1,724
Granite Construction Inc*	4,843	163	6,400	215	11,243	378
Insituform Technologies Inc (a),*	3,939	94	9,545	229	13,484	323
Integrated Electrical Services Inc (a)	—	—	827	5	827	5
Layne Christensen Co (a),*	4,992	137	20,466	560	25,458	697
MYR Group Inc/Delaware (a)	—	—	60,375	1,083	60,375	1,083
National Technical Systems Inc	—	—	5,105	27	5,105	27
Servidyne Inc	—	—	471	1	471	1
Sterling Construction Co Inc (a),*	5,679	99	5,519	97	11,198	196
Tutor Perini Corp (a)	12,415	301	67,023	1,626	79,438	1,927
VSE Corp*	142	6	290	12	432	18
	$ 1,905		$ 4,845			$ 6,750
Entertainment - 0.76%
Ascent Media Corp (a)	1,233	36	7,875	233	9,108	269
Bluegreen Corp (a)	—	—	29,731	181	29,731	181
Carmike Cinemas Inc (a)	—	—	5,640	94	5,640	94
Churchill Downs Inc	856	33	9,418	361	10,274	394
Cinemark Holdings Inc*	474	8	975	18	1,449	26
Dover Motorsports Inc	—	—	3,447	8	3,447	8
Great Wolf Resorts Inc (a)	—	—	39,582	127	39,582	127
International Speedway Corp	—	—	30,800	941	30,800	941
Isle of Capri Casinos Inc (a),*	3,986	43	—	—	3,986	43
Lakes Entertainment Inc (a)	—	—	14,149	32	14,149	32
National CineMedia Inc	4,033	77	24,791	472	28,824	549
Pinnacle Entertainment Inc (a)	—	—	47,989	649	47,989	649
Regal Entertainment Group	—	—	155,617	2,658	155,617	2,658
Rick's Cabaret International Inc (a)	—	—	9,878	122	9,878	122
Speedway Motorsports Inc	—	—	34,603	562	34,603	562
Vail Resorts Inc (a),*	2,591	118	6,273	286	8,864	404
	$ 315		$ 6,744			$ 7,059
Environmental Control - 0.56%
Casella Waste Systems Inc (a)	—	—	3,414	18	3,414	18
Ceco Environmental Corp (a)	—	—	700	4	700	4
EnergySolutions Inc	6,975	51	36,456	264	43,431	315
Metalico Inc (a),*	28,900	191	—	—	28,900	191
Met-Pro Corp*	474	5	981	10	1,455	15
Mine Safety Appliances Co	—	—	9,646	284	9,646	284
TRC Cos Inc (a)	—	—	14,328	44	14,328	44
Waste Connections Inc (a)	—	—	113,641	4,067	113,641	4,067
Waste Services Inc (a)	3,969	45	20,844	234	24,813	279
WCA Waste Corp (a)	—	—	3,678	18	3,678	18
	$ 292		$ 4,943			$ 5,235
Food - 1.42%
American Italian Pasta Co (a),*	23,356	917	2,299	90	25,655	1,007
B&G Foods Inc*	10,663	110	7,904	82	18,567	192
Cal-Maine Foods Inc*	2,100	70	4,176	139	6,276	209
Chiquita Brands International Inc (a)	16,270	245	78,554	1,182	94,824	1,427
Del Monte Foods Co	—	—	22,396	334	22,396	334
Diamond Foods Inc*	568	24	1,370	58	1,938	82
Dole Food Co Inc (a),*	14,164	160	4,713	53	18,877	213
Flowers Foods Inc	—	—	7,502	198	7,502	198
Fresh Del Monte Produce Inc (a)	12,048	251	59,448	1,241	71,496	1,492
Great Atlantic & Pacific Tea Co (a)	—	—	29,044	234	29,044	234
Hain Celestial Group Inc (a)	2,656	53	49,514	979	52,170	1,032
Imperial Sugar Co	—	—	17,841	286	17,841	286
Ingles Markets Inc	1,992	32	9,552	153	11,544	185
John B. Sanfilippo & Son Inc (a)	—	—	17,710	266	17,710	266
M&F Worldwide Corp (a)	4,491	137	21,024	645	25,515	782
Nash Finch Co*	3,728	131	16,095	564	19,823	695
Ruddick Corp	3,606	127	22,287	788	25,893	915
Sanderson Farms Inc*	3,600	204	—	—	3,600	204
Seaboard Corp*	55	80	134	196	189	276
Seneca Foods Corp (a),*	1,461	48	6,065	199	7,526	247
Smart Balance Inc (a)	—	—	19,985	133	19,985	133
Spartan Stores Inc*	18,698	282	35,096	529	53,794	811
Tasty Baking Co	—	—	2,060	15	2,060	15
TreeHouse Foods Inc (a),*	4,918	208	7,818	331	12,736	539
Village Super Market Inc*	46	1	97	3	143	4
Weis Markets Inc*	901	34	2,185	81	3,086	115
Winn-Dixie Stores Inc (a)	13,892	175	85,041	1,072	98,933	1,247
	$ 3,289		$ 9,851			$ 13,140

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Forest Products & Paper - 0.95%
Boise Inc (a),*	48,017	$ 332	113,621	$ 782	161,638	$ 1,114
Buckeye Technologies Inc (a),*	27,967	395	51,389	726	79,356	1,121
Cellu Tissue Holdings Inc (a),*	7,000	73	—	—	7,000	73
Clearwater Paper Corp (a),*	1,091	69	2,643	168	3,734	237
Domtar Corp*	8,584	608	25,123	1,781	33,707	2,389
KapStone Paper and Packaging Corp (a),*	14,611	188	60,899	786	75,510	974
Mercer International Inc (a)	—	—	25,961	143	25,961	143
Neenah Paper Inc*	2,277	40	9,436	165	11,713	205
PH Glatfelter Co	4,839	71	77,642	1,140	82,481	1,211
Potlatch Corp	1,661	62	8,925	334	10,586	396
Schweitzer-Mauduit International Inc*	8,277	471	5,204	296	13,481	767
Wausau Paper Corp (a),*	4,222	37	10,234	91	14,456	128
	$ 2,346		$ 6,412			$ 8,758
Gas - 0.78%
Chesapeake Utilities Corp*	1,500	45	—	—	1,500	45
Laclede Group Inc/The*	2,466	84	5,980	204	8,446	288
New Jersey Resources Corp*	14,795	558	12,987	490	27,782	1,048
Nicor Inc*	8,877	386	19,751	860	28,628	1,246
Northwest Natural Gas Co*	4,312	204	5,634	267	9,946	471
Piedmont Natural Gas Co Inc*	7,719	212	30,723	845	38,442	1,057
South Jersey Industries Inc*	6,502	294	5,633	254	12,135	548
Southwest Gas Corp*	23,299	725	18,791	584	42,090	1,309
WGL Holdings Inc*	16,985	607	17,614	629	34,599	1,236
	$ 3,115		$ 4,133			$ 7,248
Hand & Machine Tools - 0.73%
Baldor Electric Co	3,322	128	59,996	2,305	63,318	2,433
Franklin Electric Co Inc*	2,372	83	5,749	201	8,121	284
Hardinge Inc	—	—	7,522	75	7,522	75
Lincoln Electric Holdings Inc	—	—	40,387	2,421	40,387	2,421
LS Starrett Co	—	—	180	2	180	2
QEP Co Inc (a)	—	—	359	5	359	5
Regal-Beloit Corp*	10,624	672	13,523	855	24,147	1,527
	$ 883		$ 5,864			$ 6,747
Healthcare - Products - 1.29%
Allied Healthcare Products (a)	—	—	5,732	22	5,732	22
Angiodynamics Inc (a)	2,745	44	37,852	606	40,597	650
Caliper Life Sciences Inc (a)	—	—	23,702	95	23,702	95
Cantel Medical Corp*	6,422	128	1,259	25	7,681	153
Cardiac Science Corp (a)	—	—	20,597	32	20,597	32
CardioNet Inc (a)	—	—	700	7	700	7
Conmed Corp (a)	6,029	134	38,907	865	44,936	999
Cooper Cos Inc/The	—	—	51,021	1,984	51,021	1,984
CryoLife Inc (a),*	379	2	785	5	1,164	7
Cutera Inc (a),*	7,570	88	10,642	123	18,212	211
Cynosure Inc (a)	—	—	7,100	90	7,100	90
Digirad Corp (a)	—	—	10,755	24	10,755	24
ev3 Inc (a),*	7,449	142	18,053	346	25,502	488
Greatbatch Inc (a)	1,043	23	15,632	350	16,675	373
Hanger Orthopedic Group Inc (a),*	2,040	38	4,943	92	6,983	130
HealthTronics Inc (a)	—	—	36,613	130	36,613	130
Invacare Corp	3,010	80	33,696	890	36,706	970
Iridex Corp (a)	—	—	996	4	996	4
LeMaitre Vascular Inc (a)	—	—	3,493	17	3,493	17
Medical Action Industries Inc (a),*	474	6	1,194	14	1,668	20
Merge Healthcare Inc (a)	—	—	12,054	30	12,054	30
Misonix Inc (a)	—	—	11,445	26	11,445	26
Natus Medical Inc (a),*	1,157	20	2,759	47	3,916	67
Osteotech Inc (a)	—	—	24,298	103	24,298	103
Solta Medical Inc (a)	—	—	500	1	500	1
SRI/Surgical Express Inc (a)	—	—	3,941	20	3,941	20
STERIS Corp*	2,490	83	—	—	2,490	83
Symmetry Medical Inc (a),*	4,319	50	17,123	198	21,442	248
Teleflex Inc	—	—	54,878	3,365	54,878	3,365
TomoTherapy Inc (a)	3,828	15	27,431	107	31,259	122
Urologix Inc (a)	—	—	6,896	9	6,896	9
Vital Images Inc (a),*	3,100	49	4,709	74	7,809	123
West Pharmaceutical Services Inc	—	—	31,176	1,305	31,176	1,305
Young Innovations Inc*	237	6	487	12	724	18
	$ 908		$ 11,018			$ 11,926
Healthcare - Services - 1.94%
Alliance HealthCare Services Inc (a)*	331	2	686	4	1,017	6
Allied Healthcare International Inc (a)	5,896	17	75,937	214	81,833	231
Amedisys Inc (a),*	4,559	263	626	36	5,185	299
American Dental Partners Inc (a)	1,554	20	14,477	186	16,031	206
American Shared Hospital Services (a)	—	—	1,075	3	1,075	3
Amsurg Corp (a)	5,783	120	31,961	662	37,744	782
Assisted Living Concepts Inc (a)	901	31	12,070	424	12,971	455
Brookdale Senior Living Inc (a)	—	—	303	6	303	6
Capital Senior Living Corp (a)	3,526	19	28,235	149	31,761	168
Centene Corp (a)	2,230	51	14,640	336	16,870	387

	SmallCap Value		b		Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Continucare Corp (a),*	3,864	$ 13	1,374	$ 5	5,238	$ 18
Dynacq Healthcare Inc (a)	—	—	172	—	172	—
Five Star Quality Care Inc (a)	—	—	16,556	49	16,556	49
Gentiva Health Services Inc (a),*	10,336	296	15,354	441	25,690	737
Healthsouth Corp (a),*	16,038	328	9,956	204	25,994	532
Healthspring Inc (a),*	29,306	516	107,115	1,885	136,421	2,401
Healthways Inc (a),*	3,179	52	7,703	126	10,882	178
Kindred Healthcare Inc (a)	11,890	212	57,263	1,021	69,153	1,233
LifePoint Hospitals Inc (a)	—	—	34,304	1,310	34,304	1,310
Magellan Health Services Inc (a),*	6,598	278	16,138	681	22,736	959
Medcath Corp (a)	2,391	24	26,567	263	28,958	287
Mednax Inc (a)	—	—	52,955	2,909	52,955	2,909
Molina Healthcare Inc (a)	1,327	39	25,358	739	26,685	778
National Healthcare Corp*	725	26	1,755	62	2,480	88
Nighthawk Radiology Holdings Inc (a),*	22,473	83	9,020	33	31,493	116
NovaMed Inc (a)	1,233	4	19,749	64	20,982	68
OCA Inc (a),(b),(c)	—	—	1,600	—	1,600	—
Odyssey HealthCare Inc (a),*	26,258	547	6,168	128	32,426	675
Orchid Cellmark Inc (a)	—	—	5,015	10	5,015	10
Psychiatric Solutions Inc (a),*	1,612	52	3,909	126	5,521	178
RadNet Inc (a),*	379	1	780	3	1,159	4
RehabCare Group Inc (a),*	3,897	111	2,500	71	6,397	182
Res-Care Inc (a),*	6,488	75	12,574	146	19,062	221
Select Medical Holdings Corp (a),*	3,654	32	8,809	77	12,463	109
Skilled Healthcare Group Inc (a),*	3,100	21	3,851	26	6,951	47
Sun Healthcare Group Inc (a)	4,364	39	39,753	356	44,117	395
SunLink Health Systems Inc (a)	—	—	4,000	11	4,000	11
Sunrise Senior Living Inc (a),*	7,104	39	22,438	125	29,542	164
Triple-S Management Corp (a),*	11,244	204	24,227	441	35,471	645
US Physical Therapy Inc (a),*	1,007	18	2,413	42	3,420	60
WellCare Health Plans Inc (a),*	11,922	342	25,702	736	37,624	1,078
	$ 3,875		$ 14,110			$ 17,985
Holding Companies - Diversified - 0.08%
Compass Diversified Holdings	2,086	30	33,734	490	35,820	520
Harbinger Group Inc (a)	—	—	20,139	135	20,139	135
Resource America Inc	—	—	8,955	53	8,955	53
	$ 30		$ 678			$ 708

Home Beazer Builders Homes USA - 0.44% Inc (a)	5,451	36	94,763	622	100,214	658
Brookfield Homes Corp (a)	2,200	25	18,049	202	20,249	227
Cavco Industries Inc (a)	—	—	2,686	105	2,686	105
Hovnanian Enterprises Inc (a)	—	—	18,524	132	18,524	132
M/I Homes Inc (a)	—	—	14,215	222	14,215	222
Meritage Homes Corp (a),*	3,652	86	13,350	318	17,002	404
Orleans Homebuilders Inc (a)	—	—	7,702	2	7,702	2
Palm Harbor Homes Inc (a)	—	—	8,236	24	8,236	24
Ryland Group Inc*	10,503	239	36,162	824	46,665	1,063
Skyline Corp	—	—	324	8	324	8
Standard Pacific Corp (a),*	31,991	206	136,886	877	168,877	1,083
Winnebago Industries Inc (a),*	2,230	37	5,378	89	7,608	126
	$ 629		$ 3,425			$ 4,054
Home Furnishings - 0.42%
Audiovox Corp (a)	2,656	25	17,902	167	20,558	192
Bassett Furniture Industries Inc (a)	—	—	6,600	40	6,600	40
Cobra Electronics Corp (a)	—	—	6,755	19	6,755	19
Emerson Radio Corp	—	—	7,733	16	7,733	16
Ethan Allen Interiors Inc	2,182	44	17,265	348	19,447	392
Flexsteel Industries	—	—	2,117	30	2,117	30
Furniture Brands International Inc (a)	—	—	85,788	710	85,788	710
Hooker Furniture Corp	2,060	32	12,035	190	14,095	222
Kimball International Inc	4,950	40	41,251	332	46,201	372
La-Z-Boy Inc (a),*	40,967	535	73,000	952	113,967	1,487
Sealy Corp (a)	5,883	22	41,230	154	47,113	176
Stanley Furniture Co Inc (a)	—	—	4,691	46	4,691	46
Tempur-Pedic International Inc (a),*	3,386	114	—	—	3,386	114
Universal Electronics Inc (a),*	522	11	1,259	27	1,781	38
	$ 823		$ 3,031			$ 3,854

Housewares Lifetime Brands - 0.02% Inc (a)	—	—	10,457	152	10,457	152

Insurance - 6.74%
21st Century Holding Co	—	—	3,672	13	3,672	13
Affirmative Insurance Holdings Inc (a)	—	—	6,896	32	6,896	32
Ambac Financial Group Inc (a),*	25,197	38	60,751	92	85,948	130
American Equity Investment Life Holding Co*	43,367	456	101,134	1,064	144,501	1,520
American Physicians Capital Inc*	4,528	151	3,333	111	7,861	262
American Physicians Service Group Inc*	1,007	23	2,399	56	3,406	79
American Safety Insurance Holdings Ltd (a)	1,908	30	9,877	160	11,785	190
Amerisafe Inc (a),*	21,204	362	6,973	119	28,177	481
Amtrust Financial Services Inc*	11,129	152	7,358	100	18,487	252
Argo Group International Holdings Ltd*	9,298	307	29,212	964	38,510	1,271

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Aspen Insurance Holdings Ltd	12,697	$ 342	68,988	$ 1,861	81,685	$ 2,203
Assured Guaranty Ltd	30,096	649	219,059	4,720	249,155	5,369
Baldwin & Lyons Inc	1,281	32	13,864	348	15,145	380
CNA Surety Corp (a)	2,614	44	39,888	669	42,502	713
Conseco Inc (a)	53,741	317	876,060	5,169	929,801	5,486
Delphi Financial Group Inc*	27,366	752	60,804	1,672	88,170	2,424
Donegal Group Inc	1,813	26	19,068	275	20,881	301
Eastern Insurance Holdings Inc	1,233	13	7,589	78	8,822	91
EMC Insurance Group Inc	756	18	11,747	285	12,503	303
Employers Holdings Inc*	4,554	75	11,038	182	15,592	257
Enstar Group Ltd (a),*	569	38	1,379	91	1,948	129
FBL Financial Group Inc	1,185	31	30,731	794	31,916	825
First Acceptance Corp (a)	—	—	19,254	38	19,254	38
First Mercury Financial Corp	1,158	15	13,161	173	14,319	188
Flagstone Reinsurance Holdings Ltd	9,732	109	59,729	666	69,461	775
FPIC Insurance Group Inc (a),*	3,869	106	9,329	254	13,198	360
Greenlight Capital Re Ltd (a),*	2,894	74	7,512	193	10,406	267
Hallmark Financial Services (a)	4,898	57	22,346	262	27,244	319
Hanover Insurance Group Inc/The	—	—	107,404	4,839	107,404	4,839
Harleysville Group Inc*	2,068	66	3,333	107	5,401	173
HCC Insurance Holdings Inc	—	—	113,498	3,086	113,498	3,086
Horace Mann Educators Corp	10,294	177	72,943	1,255	83,237	1,432
Independence Holding Co	—	—	8,879	71	8,879	71
Infinity Property & Casualty Corp	1,423	66	11,519	531	12,942	597
Investors Title Co	—	—	627	20	627	20
Maiden Holdings Ltd	5,125	38	39,419	295	44,544	333
Max Capital Group Ltd*	14,191	317	47,183	1,052	61,374	1,369
MBIA Inc (a)	—	—	169,726	1,626	169,726	1,626
Meadowbrook Insurance Group Inc	13,799	109	60,531	478	74,330	587
Mercer Insurance Group Inc	856	16	6,897	127	7,753	143
MGIC Investment Corp (a)	22,756	237	99,518	1,038	122,274	1,275
Montpelier Re Holdings Ltd ADR	15,487	257	130,297	2,163	145,784	2,420
National Interstate Corp*	956	20	2,287	48	3,243	68
National Security Group Inc	—	—	269	4	269	4
National Western Life Insurance Co*	237	45	573	109	810	154
Navigators Group Inc/The (a),*	2,677	107	4,803	193	7,480	300
NYMAGIC Inc	2,055	46	9,619	214	11,674	260
OneBeacon Insurance Group Ltd	—	—	10,631	172	10,631	172
Phoenix Cos Inc/The (a)	—	—	228,595	738	228,595	738
Platinum Underwriters Holdings Ltd*	22,528	838	28,856	1,074	51,384	1,912
PMA Capital Corp (a),*	12,730	88	47,686	328	60,416	416
PMI Group Inc/The (a)	6,396	33	93,846	489	100,242	522
Presidential Life Corp	—	—	27,317	322	27,317	322
Primerica Inc (a),*	2,700	64	—	—	2,700	64
ProAssurance Corp (a),*	4,710	287	10,122	617	14,832	904
Protective Life Corp	6,300	152	88,266	2,125	94,566	2,277
Radian Group Inc*	37,659	535	124,283	1,764	161,942	2,299
RLI Corp*	946	55	2,280	132	3,226	187
Safety Insurance Group Inc	1,186	44	20,828	776	22,014	820
SeaBright Insurance Holdings Inc	3,369	37	35,800	390	39,169	427
Selective Insurance Group Inc*	14,705	246	46,552	778	61,257	1,024
State Auto Financial Corp	—	—	27,297	488	27,297	488
Stewart Information Services Corp	—	—	9,821	112	9,821	112
Symetra Financial Corp*	4,500	61	—	—	4,500	61
Tower Group Inc	7,099	164	41,953	967	49,052	1,131
Unico American Corp	—	—	5,796	55	5,796	55
United America Indemnity Ltd (a)	3,264	31	27,159	258	30,423	289
United Fire & Casualty Co	1,944	44	29,938	684	31,882	728
Unitrin Inc	2,700	79	50,694	1,483	53,394	1,562
Universal American Corp/NY (a)	2,704	42	81,510	1,251	84,214	1,293
Universal Insurance Holdings Inc*	759	4	1,570	8	2,329	12
Validus Holdings Ltd	—	—	15,887	406	15,887	406
Zenith National Insurance Corp	3,321	126	18,433	697	21,754	823
	$ 8,648		$ 53,811			$ 62,459
Internet - 0.83%
1-800-Flowers.com Inc (a),*	3,369	10	8,036	23	11,405	33
ActivIdentity Corp (a)	—	—	27,949	82	27,949	82
Alloy Inc (a)	—	—	10,833	84	10,833	84
Ancestry.com Inc (a),*	301	6	589	12	890	18
Arbinet Corp (a)	—	—	7,394	15	7,394	15
Atrinsic Inc (a)	—	—	6,388	6	6,388	6
Digital River Inc (a),*	1,138	32	2,747	77	3,885	109
Earthlink Inc	19,099	172	113,092	1,020	132,191	1,192
ePlus Inc (a)	—	—	8,662	161	8,662	161
Hollywood Media Corp (a)	—	—	3,985	5	3,985	5
Infospace Inc (a)	2,372	25	27,789	291	30,161	316
Internap Network Services Corp (a),*	7,877	45	32,621	188	40,498	233
Internet Brands Inc (a)	2,015	21	33,348	345	35,363	366
Internet Capital Group Inc (a)	—	—	27,403	271	27,403	271
Ipass Inc (a)	—	—	29,910	43	29,910	43
j2 Global Communications Inc (a),*	554	13	1,372	33	1,926	46

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Keynote Systems Inc	—	$ —	7,030	$ 77	7,030	$ 77
Lionbridge Technologies Inc (a)	—	—	9,359	51	9,359	51
Looksmart Ltd (a)	—	—	14,346	20	14,346	20
ModusLink Global Solutions Inc (a)	9,718	87	61,847	552	71,565	639
Online Resources Corp (a),*	1,328	6	4,757	22	6,085	28
Openwave Systems Inc (a)	—	—	24,293	54	24,293	54
PC-Tel Inc (a),*	2,569	17	6,256	41	8,825	58
Perficient Inc (a),*	3,226	40	7,778	97	11,004	137
QuinStreet Inc (a),*	1,300	22	—	—	1,300	22
RealNetworks Inc (a)	—	—	104,186	432	104,186	432
Reis Inc (a)	—	—	11,680	70	11,680	70
Safeguard Scientifics Inc (a)	—	—	9,728	134	9,728	134
Shutterfly Inc (a),*	1,803	42	4,350	102	6,153	144
SonicWALL Inc (a)	8,467	86	39,579	401	48,046	487
SPS Commerce Inc (a),*	1,600	22	—	—	1,600	22
support.com Inc (a)	—	—	34,712	151	34,712	151
TechTarget Inc (a), *	1,813	9	5,239	25	7,052	34
TheStreet.com Inc	—	—	17,638	67	17,638	67
TIBCO Software Inc (a),*	15,480	176	51,639	589	67,119	765
United Online Inc*	28,487	227	98,571	785	127,058	1,012
US Auto Parts Network Inc (a),*	1,360	13	3,333	31	4,693	44
ValueClick Inc (a)	—	—	15,303	157	15,303	157
VASCO Data Security International Inc (a),*	901	6	1,858	12	2,759	18
Vitacost.com Inc (a),*	932	8	2,258	20	3,190	28
Web.com Group Inc (a),*	4,131	20	17,563	85	21,694	105
	$ 1,105		$ 6,631			$ 7,736

Investment American Capital Companies Ltd (a) - 1.81%	60,721	373	305,370	1,876	366,091	2,249
ante4 Inc (a)	—	—	6,777	22	6,777	22
Apollo Investment Corp	17,873	217	346,073	4,208	363,946	4,425
Ares Capital Corp	24,254	385	298,986	4,742	323,240	5,127
BlackRock Kelso Capital Corp*	6,881	73	4,713	50	11,594	123
Fifth Street Finance Corp	11,585	148	182,171	2,323	193,756	2,471
Gladstone Capital Corp*	4,600	62	—	—	4,600	62
Gladstone Investment Corp*	3,393	22	8,180	53	11,573	75
Harris & Harris Group Inc (a)	—	—	4,489	22	4,489	22
Hercules Technology Growth Capital Inc*	9,256	100	8,813	96	18,069	196
Main Street Capital Corp*	575	9	1,178	19	1,753	28
MCG Capital Corp (a),*	37,098	246	93,172	617	130,270	863
Medallion Financial Corp	—	—	21,116	169	21,116	169
PennantPark Investment Corp*	3,939	43	9,543	104	13,482	147
Prospect Capital Corp*	25,918	301	29,969	348	55,887	649
Solar Capital Ltd*	723	17	1,743	41	2,466	58
TICC Capital Corp*	8,219	59	10,004	71	18,223	130
	$ 2,055		$ 14,761			$ 16,816
Iron & Steel - 0.04%
Friedman Industries	—	—	3,177	19	3,177	19
Metals USA Holdings Corp (a),*	6,400	115	—	—	6,400	115
Shiloh Industries Inc (a)	—	—	17,081	139	17,081	139
Universal Stainless & Alloy (a)	—	—	5,117	119	5,117	119
	$ 115		$ 277			$ 392
Leisure Products & Services - 0.39%
Aldila Inc (a)	—	—	1,259	8	1,259	8
Arctic Cat Inc (a)	—	—	9,317	137	9,317	137
Brunswick Corp/DE	7,781	163	80,029	1,672	87,810	1,835
Callaway Golf Co	5,693	53	87,698	823	93,391	876
Cybex International Inc (a)	—	—	4,747	7	4,747	7
GameTech International Inc (a)	—	—	627	1	627	1
Interval Leisure Group Inc (a),*	379	5	784	12	1,163	17
Johnson Outdoors Inc (a)	—	—	5,821	74	5,821	74
Life Time Fitness Inc (a),*	3,795	140	9,198	338	12,993	478
Multimedia Games Inc (a)	3,036	14	17,783	82	20,819	96
Nautilus Inc (a)	—	—	22,836	78	22,836	78
Universal Travel Group (a),*	189	2	392	3	581	5
	$ 377		$ 3,235			$ 3,612
Lodging - 0.63%
Ameristar Casinos Inc	—	—	6,900	130	6,900	130
Boyd Gaming Corp (a)	—	—	59,193	752	59,193	752
Gaylord Entertainment Co (a)	3,505	118	70,809	2,390	74,314	2,508
Marcus Corp	—	—	11,527	148	11,527	148
Monarch Casino & Resort Inc (a)	—	—	1,913	22	1,913	22
MTR Gaming Group Inc (a)	—	—	14,706	30	14,706	30
Orient-Express Hotels Ltd (a)	8,030	110	138,059	1,885	146,089	1,995
Red Lion Hotels Corp (a)	—	—	31,701	242	31,701	242
	$ 228		$ 5,599			$ 5,827
Machinery - Construction & Mining - 0.02%
Astec Industries Inc (a),*	1,612	53	3,909	129	5,521	182

Machinery - Diversified - 1.26%
Alamo Group Inc	1,185	28	14,450	340	15,635	368
Albany International Corp	2,751	70	19,876	507	22,627	577

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Altra Holdings Inc (a),*	7,937	$ 120	5,633	$ 85	13,570	$ 205
Applied Industrial Technologies Inc*	23,391	720	42,485	1,308	65,876	2,028
Briggs & Stratton Corp	13,361	317	74,680	1,773	88,041	2,090
Cascade Corp*	595	21	—	—	595	21
Chart Industries Inc (a),*	10,812	249	8,043	185	18,855	434
Cognex Corp	2,847	60	14,480	303	17,327	363
Columbus McKinnon Corp/NY (a),*	3,597	65	15,490	280	19,087	345
Duoyuan Printing Inc (a),*	8,254	71	1,768	15	10,022	86
DXP Enterprises Inc (a)	1,208	20	12,295	203	13,503	223
Gencor Industries Inc (a)	—	—	717	6	717	6
Gerber Scientific Inc (a)	—	—	26,505	191	26,505	191
Gorman-Rupp Co/The*	834	23	2,011	56	2,845	79
Hurco Cos Inc (a)	—	—	3,096	60	3,096	60
Intevac Inc (a)	—	—	2,150	30	2,150	30
Kadant Inc (a)	1,914	38	17,362	347	19,276	385
Key Technology Inc (a)	—	—	1,321	18	1,321	18
Manitowoc Co Inc/The*	10,500	147	10,400	146	20,900	293
NACCO Industries Inc	570	49	5,767	501	6,337	550
Nordson Corp	2,276	163	28,541	2,050	30,817	2,213
Robbins & Myers Inc*	2,182	57	5,290	137	7,472	194
Tecumseh Products Co (a)	2,901	37	21,019	269	23,920	306
Tennant Co*	700	24	—	—	700	24
Twin Disc Inc	—	—	7,789	110	7,789	110
Wabtec Corp/DE*	9,435	449	—	—	9,435	449
	$ 2,728		$ 8,920			$ 11,648
Media - 1.26%
4Kids Entertainment Inc (a)	—	—	10,120	11	10,120	11
AH Belo Corp (a),*	7,034	60	18,717	159	25,751	219
Beasley Broadcasting Group Inc (a)	—	—	5,597	33	5,597	33
Belo Corp	7,877	68	89,910	780	97,787	848
Courier Corp*	1,565	27	4,795	83	6,360	110
Cumulus Media Inc (a)	—	—	15,248	74	15,248	74
Entercom Communications Corp (a),*	7,058	103	—	—	7,058	103
EW Scripps Co (a)	11,772	129	51,065	559	62,837	688
Fisher Communications Inc (a)	—	—	4,828	73	4,828	73
Gray Television Inc (a)	—	—	22,200	83	22,200	83
Here Media Inc (a),(b),(c)	—	—	3,700	—	3,700	—
Here Media Inc - Special Shares (a),(b),(c)	—	—	3,700	—	3,700	—
John Wiley & Sons Inc	—	—	57,712	2,439	57,712	2,439
Journal Communications Inc (a),*	35,139	199	39,121	222	74,260	421
Lee Enterprises Inc (a)	—	—	21,200	80	21,200	80
Liberty Media Corp - Capital Series A (a)	—	—	56,686	2,510	56,686	2,510
LIN TV Corp (a),*	22,854	165	71,201	514	94,055	679
LodgeNet Interactive Corp (a),*	21,896	145	2,052	14	23,948	159
McClatchy Co/The (a)	—	—	35,200	192	35,200	192
Media General Inc (a)	—	—	14,963	189	14,963	189
Mediacom Communications Corp (a),*	3,989	26	9,659	64	13,648	90
New Frontier Media Inc (a)	—	—	917	2	917	2
Outdoor Channel Holdings Inc (a)	—	—	1,508	10	1,508	10
Primedia Inc*	5,500	19	—	—	5,500	19
Radio One Inc (a)	—	—	27,800	140	27,800	140
RHI Entertainment Inc (a)	—	—	898	—	898	—
Saga Communications Inc (a)	—	—	3,426	94	3,426	94
Salem Communications Corp (a)	—	—	5,196	24	5,196	24
Scholastic Corp*	16,124	435	38,220	1,032	54,344	1,467
Sinclair Broadcast Group Inc (a),*	51,972	359	60,355	416	112,327	775
World Wrestling Entertainment Inc*	6,056	111	1,830	33	7,886	144
	$ 1,846		$ 9,830			$ 11,676

Metal AM Castle Fabrication & Co (a) & Hardware - 1.25%	—	—	32,517	446	32,517	446
Ampco-Pittsburgh Corp*	1,763	45	1,609	41	3,372	86
Chicago Rivet & Machine Co	—	—	269	4	269	4
CIRCOR International Inc*	4,388	152	5,256	181	9,644	333
Eastern Co/The*	956	16	2,837	46	3,793	62
Hawk Corp (a),*	704	16	1,713	40	2,417	56
Haynes International Inc	1,281	46	5,604	201	6,885	247
Kaydon Corp	2,954	123	47,454	1,976	50,408	2,099
Ladish Co Inc (a)	1,612	44	13,834	380	15,446	424
LB Foster Co (a),*	1,557	46	4,093	121	5,650	167
Mueller Industries Inc	5,468	162	45,701	1,356	51,169	1,518
Mueller Water Products Inc - Class A	13,570	76	190,770	1,068	204,340	1,144
NN Inc (a)	—	—	12,179	88	12,179	88
Northwest Pipe Co (a)	—	—	6,000	145	6,000	145
Olympic Steel Inc*	3,700	118	4,871	155	8,571	273
RTI International Metals Inc (a)	2,656	72	48,396	1,309	51,052	1,381
Valmont Industries Inc	—	—	30,180	2,514	30,180	2,514
Worthington Industries Inc*	26,631	425	12,303	196	38,934	621
	$ 1,341		$ 10,267			$ 11,608
Mining - 1.16%
AMCOL International Corp*	1,612	46	3,909	112	5,521	158
Brush Engineered Materials Inc (a)	1,802	53	20,747	616	22,549	669

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Century Aluminum Co (a)	5,840	$ 79	127,886	$ 1,723	133,726	$ 1,802
Coeur d'Alene Mines Corp (a)	12,342	221	128,153	2,297	140,495	2,518
Compass Minerals International Inc*	3,179	239	1,820	137	4,999	376
Hecla Mining Co (a),*	29,001	173	86,805	518	115,806	691
Horsehead Holding Corp (a),*	3,843	46	10,988	131	14,831	177
Kaiser Aluminum Corp	1,375	55	26,786	1,077	28,161	1,132
Royal Gold Inc*	2,372	121	—	—	2,372	121
Stillwater Mining Co (a),*	18,648	315	9,083	154	27,731	469
Thompson Creek Metals Co Inc (a)	—	—	114,740	1,471	114,740	1,471
US Gold Corp (a)	—	—	29,929	102	29,929	102
USEC Inc (a)	15,858	95	163,336	980	179,194	1,075
	$ 1,443		$ 9,318			$ 10,761
Miscellaneous Manufacturing - 2.46%
Actuant Corp	7,689	176	171,769	3,939	179,458	4,115
Acuity Brands Inc*	7,180	325	6,277	284	13,457	609
American Biltrite Inc (a)	—	—	1	—	1	—
American Railcar Industries Inc	—	—	9,416	154	9,416	154
Ameron International Corp*	5,104	355	6,770	469	11,874	824
AO Smith Corp	10,416	538	47,264	2,440	57,680	2,978
AZZ Inc*	4,115	167	—	—	4,115	167
Barnes Group Inc*	18,591	386	10,039	209	28,630	595
Blount International Inc (a),*	4,041	45	9,786	110	13,827	155
Ceradyne Inc (a)	5,550	124	26,061	579	31,611	703
Chase Corp*	806	11	1,659	22	2,465	33
CLARCOR Inc*	3,226	122	11,083	419	14,309	541
Colfax Corp (a),*	2,609	34	6,293	82	8,902	116
Core Molding Technologies Inc (a)	—	—	344	2	344	2
Eastman Kodak Co (a)	23,724	145	154,154	943	177,878	1,088
EnPro Industries Inc (a),*	13,943	440	10,913	345	24,856	785
Federal Signal Corp	4,318	35	35,623	287	39,941	322
FreightCar America Inc	—	—	11,360	325	11,360	325
GP Strategies Corp (a),*	2,401	19	5,070	41	7,471	60
Griffon Corp (a)	9,744	137	70,766	997	80,510	1,134
Hexcel Corp (a)	—	—	134,160	2,173	134,160	2,173
John Bean Technologies Corp*	2,800	52	6,783	124	9,583	176
Koppers Holdings Inc	3,678	103	19,733	556	23,411	659
LSB Industries Inc (a),*	1,900	34	—	—	1,900	34
Lydall Inc (a)	—	—	16,753	135	16,753	135
MFRI Inc (a)	—	—	5,284	36	5,284	36
Movado Group Inc (a)	—	—	12,491	155	12,491	155
Myers Industries Inc	7,484	81	39,372	428	46,856	509
NL Industries Inc	—	—	5,178	44	5,178	44
Park-Ohio Holdings Corp (a)	—	—	3,764	48	3,764	48
Polypore International Inc (a)	2,417	43	18,823	333	21,240	376
Portec Rail Products Inc*	922	11	1,073	13	1,995	24
Standex International Corp*	3,581	86	12,149	290	15,730	376
STR Holdings Inc (a),*	667	15	1,609	37	2,276	52
Sturm Ruger & Co Inc*	5,389	90	392	7	5,781	97
Synalloy Corp	—	—	580	6	580	6
Tredegar Corp	2,990	51	34,701	592	37,691	643
Trimas Corp (a),*	1,596	16	2,061	21	3,657	37
Trinity Industries Inc	—	—	99,988	2,489	99,988	2,489
	$ 3,641		$ 19,134			$ 22,775
Office Furnishings - 0.08%
HNI Corp*	1,233	38	2,975	92	4,208	130
Kewaunee Scientific Corp	—	—	627	8	627	8
Knoll Inc*	7,892	110	—	—	7,892	110
Steelcase Inc	6,310	52	51,448	423	57,758	475
Virco Manufacturing	—	—	4,847	17	4,847	17
	$ 200		$ 540			$ 740
Oil & Gas - 3.10%
Alon USA Energy Inc	—	—	15,396	112	15,396	112
Approach Resources Inc (a)	1,233	11	16,227	146	17,460	157
Atlas Energy Inc (a)	3,512	127	15,341	554	18,853	681
ATP Oil & Gas Corp (a)	7,879	144	44,989	822	52,868	966
Berry Petroleum Co*	10,725	347	19,326	626	30,051	973
Bill Barrett Corp (a)	3,891	133	63,802	2,174	67,693	2,307
Brigham Exploration Co (a),*	10,385	203	9,658	188	20,043	391
Bronco Drilling Co Inc (a)	—	—	52,383	251	52,383	251
Clayton Williams Energy Inc (a)	—	—	2,745	127	2,745	127
Concho Resources Inc/Midland TX (a)	—	—	54,051	3,071	54,051	3,071
Contango Oil & Gas Co (a),*	94	5	196	11	290	16
CVR Energy Inc (a),*	14,622	124	32,515	276	47,137	400
Delek US Holdings Inc	—	—	25,261	177	25,261	177
Double Eagle Petroleum Co (a)	—	—	4,400	21	4,400	21
Energy Partners Ltd (a)	—	—	23,331	319	23,331	319
EXCO Resources Inc*	24,094	447	—	—	24,094	447
Frontier Oil Corp	—	—	83,762	1,273	83,762	1,273
GeoMet Inc (a)	—	—	16,119	22	16,119	22
Georesources Inc (a),*	1,376	24	3,314	57	4,690	81
Goodrich Petroleum Corp (a),*	2,183	37	5,290	90	7,473	127

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Gran Tierra Energy Inc (a),*	20,642	$ 125	50,024	$ 303	70,666	$ 428
Gulfport Energy Corp (a),*	39,700	496	—	—	39,700	496
Harvest Natural Resources Inc (a)	—	—	30,861	272	30,861	272
Hercules Offshore Inc (a)	9,063	36	189,205	749	198,268	785
HKN Inc (a)	—	—	4,891	15	4,891	15
Mariner Energy Inc (a)	—	—	66	2	66	2
Parker Drilling Co (a)	11,768	65	151,528	838	163,296	903
Penn Virginia Corp	4,602	117	74,863	1,911	79,465	2,028
Petroleum Development Corp (a)	1,945	45	24,059	563	26,004	608
Petroquest Energy Inc (a),*	29,600	175	16,800	99	46,400	274
Pioneer Drilling Co (a)	5,647	41	99,652	731	105,299	772
Resolute Energy Corp (a)	—	—	132,750	1,776	132,750	1,776
Rex Energy Corp (a)	1,279	17	11,037	147	12,316	164
Rosetta Resources Inc (a),*	12,769	318	31,824	792	44,593	1,110
Seahawk Drilling Inc (a)	—	—	2,900	48	2,900	48
Stone Energy Corp (a),*	25,400	414	20,020	326	45,420	740
Swift Energy Co (a),*	7,847	284	30,794	1,114	38,641	1,398
Unit Corp (a)	—	—	86,940	4,153	86,940	4,153
Vaalco Energy Inc (a),*	19,664	110	—	—	19,664	110
Vantage Drilling Co (a)	12,014	22	107,611	194	119,625	216
Venoco Inc (a),*	1,916	29	5,268	78	7,184	107
Western Refining Inc (a),*	26,100	140	56,218	302	82,318	442
	$ 4,036		$ 24,730			$ 28,766

Oil Allis-Chalmers & Gas Services Energy - 2.18% Inc (a)	9,158	37	134,814	543	143,972	580
Basic Energy Services Inc (a)	—	—	58,143	594	58,143	594
Bolt Technology Corp (a),*	3,705	41	1,856	20	5,561	61
Boots & Coots Inc (a),*	12,296	36	29,438	86	41,734	122
Cal Dive International Inc (a),*	45,292	297	22,294	146	67,586	443
Complete Production Services Inc (a)	12,753	193	118,021	1,781	130,774	1,974
Dawson Geophysical Co (a)	1,233	36	8,474	248	9,707	284
Exterran Holdings Inc (a)	—	—	87,503	2,551	87,503	2,551
Geokinetics Inc (a)	427	4	2,463	22	2,890	26
Global Geophysical Services Inc (a),*	6,800	79	—	—	6,800	79
Global Industries Ltd (a)	25,407	171	130,326	873	155,733	1,044
Gulf Island Fabrication Inc	1,813	44	16,332	392	18,145	436
Helix Energy Solutions Group Inc (a)	—	—	126,143	1,839	126,143	1,839
Hornbeck Offshore Services Inc (a)	2,324	57	34,344	841	36,668	898
ION Geophysical Corp (a),*	48,282	290	37,943	228	86,225	518
Key Energy Services Inc (a)	12,527	136	110,752	1,203	123,279	1,339
Lufkin Industries Inc*	1,580	134	689	59	2,269	193
Matrix Service Co (a),*	9,846	104	6,864	73	16,710	177
Mitcham Industries Inc (a)	—	—	4,681	34	4,681	34
Natural Gas Services Group Inc (a)	1,713	31	17,176	308	18,889	339
Newpark Resources Inc (a)	8,969	60	95,125	635	104,094	695
Oil States International Inc (a)	—	—	58,332	2,818	58,332	2,818
Omni Energy Services Corp (a)	—	—	90	—	90	—
OYO Geospace Corp (a),*	616	31	1,488	74	2,104	105
RPC Inc*	3,655	50	—	—	3,655	50
SEACOR Holdings Inc (a)	—	—	13,464	1,133	13,464	1,133
Superior Energy Services Inc (a)	—	—	10,500	284	10,500	284
Superior Well Services Inc (a)	—	—	20,111	292	20,111	292
T-3 Energy Services Inc (a),*	4,081	121	14,198	422	18,279	543
Tetra Technologies Inc (a),*	12,459	153	19,483	240	31,942	393
TGC Industries Inc (a)	498	2	2,654	11	3,152	13
Trico Marine Services Inc/United States (a)	—	—	18,426	60	18,426	60
Union Drilling Inc (a)	—	—	11,117	74	11,117	74
Willbros Group Inc (a)	—	—	15,900	200	15,900	200
	$ 2,107		$ 18,084			$ 20,191
Packaging & Containers - 1.11%
AEP Industries Inc (a),*	1,500	41	—	—	1,500	41
BWAY Holding Co (a),*	1,058	21	2,669	53	3,727	74
Graham Packaging Co Inc (a),*	10,401	125	3,620	44	14,021	169
Graphic Packaging Holding Co (a)	11,861	44	256,512	947	268,373	991
Mod-Pac Corp (a)	—	—	1,250	7	1,250	7
Packaging Corp of America	—	—	142,193	3,516	142,193	3,516
Rock-Tenn Co*	11,334	585	1,838	95	13,172	680
Silgan Holdings Inc	5,322	321	69,135	4,171	74,457	4,492
Temple-Inland Inc	—	—	14,295	333	14,295	333
	$ 1,137		$ 9,166			$ 10,303
Pharmaceuticals - 0.49%
Anika Therapeutics Inc (a)	—	—	6,003	42	6,003	42
Animal Health International Inc (a)	—	—	100	—	100	—
Cadence Pharmaceuticals Inc (a),*	2,200	22	—	—	2,200	22
Caraco Pharmaceutical Laboratories Ltd (a),*	996	6	2,052	13	3,048	19
Cumberland Pharmaceuticals Inc (a),*	237	3	489	5	726	8
Curative Health Services Inc (a),(b),(c)	—	—	4,500	—	4,500	—
Cypress Bioscience Inc (a),*	1,986	10	—	—	1,986	10
Hi-Tech Pharmacal Co Inc (a),*	9,257	225	10,689	260	19,946	485
Infinity Pharmaceuticals Inc (a)	—	—	1,990	14	1,990	14
KV Pharmaceutical Co (a)	2,771	4	42,495	66	45,266	70

					Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Lannett Co Inc (a)	—	$ —	4,209	$ 20	4,209	$ 20
Matrixx Initiatives Inc (a)	—	—	3,062	16	3,062	16
Medicis Pharmaceutical Corp	5,076	129	26,300	667	31,376	796
Nabi Biopharmaceuticals (a),*	2,182	12	5,289	30	7,471	42
Natural Alternatives International Inc (a)	—	—	1,459	11	1,459	11
Nutraceutical International Corp (a),*	4,365	67	5,532	85	9,897	152
Omega Protein Corp (a)	—	—	16,027	86	16,027	86
Par Pharmaceutical Cos Inc (a),*	20,555	558	18,098	491	38,653	1,049
Pharmasset Inc (a),*	1,071	35	—	—	1,071	35
Schiff Nutrition International Inc*	1,511	11	3,657	26	5,168	37
Theragenics Corp (a)	—	—	34,889	54	34,889	54
Vanda Pharmaceuticals Inc (a),*	11,500	96	—	—	11,500	96
Viropharma Inc (a)	6,168	78	107,860	1,372	114,028	1,450
XenoPort Inc (a),*	1,100	11	—	—	1,100	11
	$ 1,267		$ 3,258			$ 4,525
Pipelines - 0.06%
Crosstex Energy Inc (a)	4,080	37	60,525	547	64,605	584

Publicly Traded Investment Fund - 0.00%
Kayne Anderson Energy Development Co*	2,848	46	—	—	2,848	46

Real Avatar Estate Holdings - 0.16% Inc (a)	—	—	6,000	143	6,000	143
California Coastal Communities Inc (a)	—	—	9,672	11	9,672	11
Forest City Enterprises Inc (a)	—	—	22,373	346	22,373	346
Forestar Group Inc (a),*	3,653	83	8,852	200	12,505	283
Hilltop Holdings Inc (a)	3,512	41	38,607	453	42,119	494
Stratus Properties Inc (a)	—	—	538	6	538	6
Terreno Realty Corp (a),*	1,223	23	2,950	55	4,173	78
Thomas Properties Group Inc	—	—	11,437	52	11,437	52
United Capital Corp (a)	—	—	1,702	42	1,702	42
	$ 147		$ 1,308			$ 1,455
REITS - 5.43%
Acadia Realty Trust*	4,866	93	7,589	145	12,455	238
Agree Realty Corp*	1,092	28	2,631	67	3,723	95
American Campus Communities Inc*	8,090	228	12,878	363	20,968	591
American Capital Agency Corp*	1,660	46	4,024	111	5,684	157
Anworth Mortgage Asset Corp*	26,841	180	51,382	345	78,223	525
Ashford Hospitality Trust Inc (a),*	32,563	303	56,169	522	88,732	825
Associated Estates Realty Corp*	12,842	180	6,398	90	19,240	270
BioMed Realty Trust Inc*	34,939	647	42,177	781	77,116	1,428
Brandywine Realty Trust*	4,600	59	—	—	4,600	59
CapLease Inc*	11,900	69	—	—	11,900	69
Capstead Mortgage Corp	6,120	69	35,146	398	41,266	467
CBL & Associates Properties Inc*	45,392	663	57,296	837	102,688	1,500
Cedar Shopping Centers Inc*	5,855	46	11,668	93	17,523	139
Chesapeake Lodging Trust (a),*	1,056	20	2,548	48	3,604	68
Colonial Properties Trust*	17,354	274	31,351	494	48,705	768
Corporate Office Properties Trust SBI MD*	3,763	152	—	—	3,763	152
Cousins Properties Inc*	6,551	53	15,872	128	22,423	181
DCT Industrial Trust Inc*	50,965	268	88,615	466	139,580	734
Developers Diversified Realty Corp*	32,984	406	87,009	1,069	119,993	1,475
DiamondRock Hospitality Co	27,757	305	290,061	3,188	317,818	3,493
Douglas Emmett Inc*	1,784	30	—	—	1,784	30
DuPont Fabros Technology Inc*	8,745	194	4,715	105	13,460	299
Dynex Capital Inc*	1,865	17	4,516	42	6,381	59
EastGroup Properties Inc*	4,296	176	2,403	98	6,699	274
Education Realty Trust Inc*	14,558	103	14,028	99	28,586	202
Entertainment Properties Trust*	13,773	602	18,478	807	32,251	1,409
Equity Lifestyle Properties Inc*	6,547	363	2,413	134	8,960	497
Equity One Inc	3,321	64	39,504	767	42,825	831
Extra Space Storage Inc*	14,504	218	32,322	485	46,826	703
FelCor Lodging Trust Inc (a)	5,673	46	41,847	340	47,520	386
First Industrial Realty Trust Inc (a),*	59,862	478	40,317	322	100,179	800
First Potomac Realty Trust*	11,105	180	20,524	333	31,629	513
Franklin Street Properties Corp	6,841	101	32,173	474	39,014	575
Gladstone Commercial Corp*	1,327	22	3,201	52	4,528	74
Glimcher Realty Trust*	32,856	224	15,934	108	48,790	332
Government Properties Income Trust	1,566	42	71,144	1,929	72,710	1,971
Gramercy Capital Corp/New York (a)	—	—	33,400	84	33,400	84
Hatteras Financial Corp	3,213	86	35,347	942	38,560	1,028
Healthcare Realty Trust Inc*	6,118	148	14,751	356	20,869	504
Hersha Hospitality Trust*	13,123	75	20,699	119	33,822	194
Highwoods Properties Inc*	8,514	272	25,977	831	34,491	1,103
Home Properties Inc,*	5,165	257	11,767	585	16,932	842
HRPT Properties Trust*	25,400	199	—	—	25,400	199
Inland Real Estate Corp*	15,778	149	46,085	435	61,863	584
Invesco Mortgage Capital Inc*	6,375	131	3,333	69	9,708	200
Investors Real Estate Trust	6,074	53	31,535	276	37,609	329
iStar Financial Inc (a),*	32,025	215	80,265	538	112,290	753
Kilroy Realty Corp*	4,412	155	10,693	375	15,105	530

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Kite Realty Group Trust	—	$ —	17,946	$ 97	17,946	$ 97
LaSalle Hotel Properties	25,700	677	126,214	3,325	151,914	4,002
Lexington Realty Trust*	70,637	499	54,796	388	125,433	887
LTC Properties Inc*	10,088	282	14,058	392	24,146	674
Medical Properties Trust Inc*	25,108	252	54,075	544	79,183	796
MFA Mortgage Investments Inc *	80,586	573	154,960	1,102	235,546	1,675
Mid-America Apartment Communities Inc*	4,823	266	3,449	191	8,272	457
Mission West Properties Inc*	2,771	20	6,668	48	9,439	68
Monmouth Real Estate Investment Corp*	3,369	26	8,125	63	11,494	89
National Health Investors Inc*	4,514	183	6,093	247	10,607	430
National Retail Properties Inc*	35,782	842	48,444	1,140	84,226	1,982
NorthStar Realty Finance Corp*	29,793	141	74,188	350	103,981	491
Omega Healthcare Investors Inc*	26,573	532	34,340	688	60,913	1,220
Parkway Properties Inc/Md*	17,478	344	12,986	255	30,464	599
Pennsylvania Real Estate Investment Trust*	28,098	443	28,289	447	56,387	890
Post Properties Inc*	4,270	110	10,348	266	14,618	376
PS Business Parks Inc*	6,229	374	2,988	179	9,217	553
RAIT Financial Trust (a)	—	—	56,799	231	56,799	231
Ramco-Gershenson Properties Trust*	6,900	86	—	—	6,900	86
Redwood Trust Inc	5,978	100	53,442	892	59,420	992
Resource Capital Corp*	11,789	84	—	—	11,789	84
Saul Centers Inc*	3,069	121	913	36	3,982	157
Senior Housing Properties Trust*	21,194	476	13,882	312	35,076	788
Sovran Self Storage Inc	2,800	103	16,345	603	19,145	706
Starwood Property Trust Inc*	3,748	71	9,083	172	12,831	243
Strategic Hotels & Resorts Inc (a),*	73,463	472	15,824	102	89,287	574
Sun Communities Inc*	7,175	208	4,138	120	11,313	328
Sunstone Hotel Investors Inc (a),*	21,248	271	21,043	268	42,291	539
Tanger Factory Outlet Centers*	1,944	81	4,713	196	6,657	277
UMH Properties Inc*	1,091	10	2,244	21	3,335	31
Universal Health Realty Income Trust*	806	27	1,954	65	2,760	92
Urstadt Biddle Properties Inc*	4,865	82	11,933	201	16,798	283
U-Store-It Trust*	21,913	189	19,663	170	41,576	359
Walter Investment Management Corp*	2,040	37	4,921	89	6,961	126
Washington Real Estate Investment Trust*	5,313	167	12,878	405	18,191	572
	$ 16,838		$ 33,455			$ 50,293
Retail - 6.19%
99 Cents Only Stores (a),*	854	13	2,061	32	2,915	45
AC Moore Arts & Crafts Inc (a)	—	—	7,543	31	7,543	31
AFC Enterprises Inc (a),*	3,559	39	8,623	94	12,182	133
America's Car-Mart Inc (a),*	616	16	1,488	38	2,104	54
AnnTaylor Stores Corp (a),*	6,025	131	20,704	449	26,729	580
Asbury Automotive Group Inc (a),*	16,272	253	15,882	247	32,154	500
Barnes & Noble Inc	—	—	36,564	806	36,564	806
Benihana Inc (a)	—	—	400	3	400	3
Benihana Inc (a)	—	—	269	2	269	2
Biglari Holdings Inc (a)	104	41	1,258	492	1,362	533
Bob Evans Farms Inc	3,131	97	17,459	540	20,590	637
Bon-Ton Stores Inc/The (a),*	3,300	57	2,508	43	5,808	100
Books-A-Million Inc	996	7	5,163	38	6,159	45
Borders Group Inc (a)	—	—	13,466	34	13,466	34
Brown Shoe Co Inc	9,438	178	58,393	1,098	67,831	1,276
Buckle Inc/The*	331	12	796	29	1,127	41
Build-A-Bear Workshop Inc (a)	—	—	15,531	149	15,531	149
Cabela's Inc (a)	16,681	303	72,754	1,321	89,435	1,624
Cache Inc (a)	—	—	11,189	76	11,189	76
Casey's General Stores Inc	2,040	79	13,831	535	15,871	614
Cash America International Inc*	20,039	743	7,358	273	27,397	1,016
Casual Male Retail Group Inc (a)	—	—	2,520	10	2,520	10
Cato Corp/The	3,328	79	16,006	380	19,334	459
CEC Entertainment Inc (a),*	6,071	237	—	—	6,071	237
Charming Shoppes Inc (a)	11,056	63	137,683	778	148,739	841
Childrens Place Retail Stores Inc/The (a)	—	—	2,193	100	2,193	100
Christopher & Banks Corp	—	—	26,118	255	26,118	255
Coast Distribution System/CA (a)	—	—	2,597	11	2,597	11
Collective Brands Inc (a),*	10,888	256	20,345	477	31,233	733
Conn's Inc (a)	—	—	6,056	58	6,056	58
Cost Plus Inc (a)	—	—	8,418	46	8,418	46
Cracker Barrel Old Country Store Inc	901	45	10,250	506	11,151	551
dELiA*s Inc (a)	—	—	5,815	10	5,815	10
Denny's Corp (a)	—	—	68,055	227	68,055	227
Destination Maternity Corp (a)	—	—	2,150	68	2,150	68
Dillard's Inc*	34,566	971	118,161	3,317	152,727	4,288
DineEquity Inc (a)	—	—	16,529	680	16,529	680
Domino's Pizza Inc (a),*	27,715	427	8,279	127	35,994	554
Dress Barn Inc (a),*	14,147	391	31,384	869	45,531	1,260
DSW Inc (a),*	9,161	277	4,265	129	13,426	406
Duckwall-ALCO Stores Inc (a)	—	—	5,911	99	5,911	99
Einstein Noah Restaurant Group Inc (a),*	66	1	97	1	163	2
Finish Line Inc/The*	24,400	393	24,497	395	48,897	788
First Cash Financial Services Inc (a)	—	—	98,551	2,174	98,551	2,174

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Foot Locker Inc	—	$ —	18,431	$ 283	18,431	$ 283
Fred's Inc	2,837	40	23,429	325	26,266	365
Frisch's Restaurants Inc*	284	6	1,032	23	1,316	29
Gaiam Inc*	2,503	23	9,828	89	12,331	112
Genesco Inc (a)	5,824	194	41,947	1,397	47,771	1,591
Golfsmith International Holdings Inc (a)	—	—	1,321	6	1,321	6
Group 1 Automotive Inc (a)	2,466	77	34,256	1,064	36,722	1,141
Gymboree Corp (a)	3,227	158	101,722	4,998	104,949	5,156
Hastings Entertainment Inc/United States (a)	—	—	1,165	7	1,165	7
Haverty Furniture Cos Inc	2,771	45	18,981	309	21,752	354
HOT Topic Inc*	2,771	21	6,668	51	9,439	72
J Alexander's Corp (a)	—	—	4,747	22	4,747	22
Jo-Ann Stores Inc (a),*	10,703	472	13,814	610	24,517	1,082
JOS A Bank Clothiers Inc (a),*	4,589	279	—	—	4,589	279
Kenneth Cole Productions Inc (a)	—	—	8,609	107	8,609	107
Kirkland's Inc (a)	—	—	10,497	234	10,497	234
Landry's Restaurants Inc (a)	—	—	4,388	101	4,388	101
Lazare Kaplan International Inc (a),(c)	—	—	8,585	21	8,585	21
Lithia Motors Inc (a),*	11,900	95	17,599	140	29,499	235
Liz Claiborne Inc (a)	—	—	20,084	176	20,084	176
Luby's Inc (a)	—	—	21,761	89	21,761	89
MarineMax Inc (a)	—	—	20,042	224	20,042	224
McCormick & Schmick's Seafood Restaurants Inc (a)	2,058	20	9,880	98	11,938	118
Men's Wearhouse Inc	5,076	120	64,845	1,533	69,921	1,653
Morton's Restaurant Group Inc (a)	—	—	10,804	65	10,804	65
New York & Co Inc (a)	—	—	24,601	151	24,601	151
O'Charleys Inc (a)	5,121	49	24,374	232	29,495	281
Office Depot Inc (a)	—	—	50,538	347	50,538	347
OfficeMax Inc (a)	3,281	62	22,222	422	25,503	484
Pacific Sunwear Of California (a)	5,789	29	73,596	372	79,385	401
Pantry Inc/The (a)	—	—	5,821	92	5,821	92
Papa John's International Inc (a),*	616	17	1,488	41	2,104	58
PC Connection Inc (a)	1,461	10	32,196	222	33,657	232
PC Mall Inc (a)	1,186	6	8,515	44	9,701	50
Penske Auto Group Inc (a)	—	—	20,678	310	20,678	310
PEP Boys-Manny Moe & Jack	4,318	54	86,704	1,087	91,022	1,141
Phillips-Van Heusen Corp	—	—	65,658	4,137	65,658	4,137
Pier 1 Imports Inc (a),*	11,815	98	44,275	366	56,090	464
Red Robin Gourmet Burgers Inc (a)	—	—	10,800	264	10,800	264
Regis Corp	5,883	112	176,021	3,366	181,904	3,478
Retail Ventures Inc (a)	3,891	42	20,981	227	24,872	269
Ruby Tuesday Inc (a),*	27,529	308	55,163	617	82,692	925
Rue21 Inc (a),*	569	18	1,370	43	1,939	61
Rush Enterprises Inc - Class A (a)	4,582	74	33,779	548	38,361	622
Rush Enterprises Inc - Class B (a)	—	—	11,163	153	11,163	153
Ruth's Hospitality Group Inc (a),*	6,587	36	1,767	10	8,354	46
Saks Inc (a)	41,337	403	242,508	2,364	283,845	2,767
Sally Beauty Holdings Inc (a),*	7,259	69	17,594	168	24,853	237
Shoe Carnival Inc (a)	1,375	38	16,399	454	17,774	492
Sonic Automotive Inc (a),*	27,759	296	16,507	176	44,266	472
Sonic Corp (a),*	806	9	1,659	19	2,465	28
Sport Chalet Inc - Class A (a)	—	—	5,105	16	5,105	16
Sport Chalet Inc - Class B (a)	—	—	717	2	717	2
Sport Supply Group Inc*	2,957	40	11,150	150	14,107	190
Stage Stores Inc	9,790	149	64,292	981	74,082	1,130
Stein Mart Inc (a),*	6,137	58	1,264	12	7,401	70
Steinway Musical Instruments Inc (a)	1,036	20	8,608	165	9,644	185
Susser Holdings Corp (a)	—	—	300	3	300	3
Syms Corp (a)	—	—	5,642	51	5,642	51
Systemax Inc	1,108	26	9,063	210	10,171	236
Tuesday Morning Corp (a)	4,650	26	58,117	329	62,767	355
Vitamin Shoppe Inc (a),*	759	19	1,828	45	2,587	64
Wendy's/Arby's Group Inc	—	—	32,707	174	32,707	174
West Marine Inc (a)	2,266	27	28,750	344	31,016	371
World Fuel Services Corp*	8,454	240	14,020	399	22,474	639
Zale Corp (a)	—	—	68,681	224	68,681	224
	$ 8,994		$ 48,356			$ 57,350
Savings & Loans - 2.32%
Abington Bancorp Inc	—	—	11,711	111	11,711	111
Ameriana Bancorp	—	—	2,687	14	2,687	14
Anchor Bancorp Wisconsin Inc (a)	—	—	8,597	9	8,597	9
Astoria Financial Corp	8,682	140	92,558	1,494	101,240	1,634
Atlantic Coast Federal Corp/Waycross GA (a)	—	—	1,072	3	1,072	3
B of I Holding Inc (a)	—	—	3,672	65	3,672	65
BankAtlantic Bancorp Inc (a)	—	—	27,973	73	27,973	73
BankFinancial Corp	3,322	32	24,310	235	27,632	267
Berkshire Hills Bancorp Inc*	2,093	44	6,090	128	8,183	172
Brookline Bancorp Inc*	22,205	244	27,238	299	49,443	543
Brooklyn Federal Bancorp Inc*	237	2	487	4	724	6
Camco Financial Corp (a)	—	—	7,465	25	7,465	25
Cape Bancorp Inc (a)	—	—	600	4	600	4

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Carver Bancorp Inc	—	$ —	359	$ 3	359	$ 3
CFS Bancorp Inc	—	—	11,190	56	11,190	56
Cheviot Financial Corp*	332	3	683	6	1,015	9
Citizens Community Bancorp Inc/WI	—	—	2,150	9	2,150	9
Citizens South Banking Corp	—	—	7,821	54	7,821	54
Clifton Savings Bancorp Inc*	1,309	13	3,086	30	4,395	43
Cooperative Bankshares Inc (a),(c)	—	—	26	—	26	—
Danvers Bancorp Inc	3,160	52	79,588	1,301	82,748	1,353
Dime Community Bancshares*	11,936	152	15,205	194	27,141	346
ESB Financial Corp*	1,423	20	3,431	49	4,854	69
ESSA Bancorp Inc	2,367	30	10,505	133	12,872	163
First Defiance Financial Corp*	2,560	34	9,909	134	12,469	168
First Federal Bancshares of Arkansas Inc	—	—	448	2	448	2
First Financial Holdings Inc	530	7	7,827	111	8,357	118
First Financial Northwest Inc	—	—	7,047	45	7,047	45
First Keystone Financial Inc (a)	—	—	90	1	90	1
First Niagara Financial Group Inc*	19,612	273	8,798	122	28,410	395
First Pactrust Bancorp Inc	—	—	180	2	180	2
First Place Financial Corp/OH	—	—	17,717	90	17,717	90
Flushing Financial Corp*	12,325	168	35,517	483	47,842	651
Fox Chase Bancorp Inc (a),*	854	10	1,767	20	2,621	30
Hampden Bancorp Inc	—	—	448	4	448	4
HF Financial Corp	—	—	4,179	48	4,179	48
HMN Financial Inc (a)	—	—	180	1	180	1
Home Bancorp Inc (a),*	1,375	19	3,317	46	4,692	65
Home Federal Bancorp Inc/ID	—	—	9,450	151	9,450	151
HopFed Bancorp Inc	—	—	800	11	800	11
Investors Bancorp Inc (a),*	4,364	61	11,141	155	15,505	216
Kearny Financial Corp*	2,277	23	5,489	56	7,766	79
Legacy Bancorp Inc/MA	—	—	6,627	62	6,627	62
LSB Corp	—	—	4,695	66	4,695	66
Meridian Interstate Bancorp Inc (a),*	1,511	17	5,611	64	7,122	81
Meta Financial Group Inc	—	—	3,224	90	3,224	90
MutualFirst Financial Inc	—	—	1,041	9	1,041	9
NASB Financial Inc*	522	13	1,259	31	1,781	44
New Hampshire Thrift Bancshares Inc	—	—	896	10	896	10
NewAlliance Bancshares Inc	10,866	142	191,271	2,492	202,137	2,634
Northeast Community Bancorp Inc	—	—	2,597	16	2,597	16
Northfield Bancorp Inc*	3,004	44	7,276	107	10,280	151
Northwest Bancshares Inc	11,438	143	246,962	3,085	258,400	3,228
OceanFirst Financial Corp*	4,365	57	7,525	97	11,890	154
Pacific Premier Bancorp Inc (a)	—	—	4,978	25	4,978	25
Parkvale Financial Corp	—	—	3,314	33	3,314	33
People's United Financial Inc	—	—	8,394	130	8,394	130
Provident Financial Holdings Inc	—	—	5,194	31	5,194	31
Provident Financial Services Inc	14,101	185	93,153	1,227	107,254	1,412
Provident New York Bancorp	3,511	36	34,209	351	37,720	387
Prudential Bancorp Inc of Pennsylvania*	125	1	194	1	319	2
Riverview Bancorp Inc (a)	—	—	11,395	40	11,395	40
Rockville Financial Inc*	1,309	16	3,086	37	4,395	53
Roma Financial Corp*	756	9	1,563	18	2,319	27
Rome Bancorp Inc	—	—	6,179	53	6,179	53
Territorial Bancorp Inc	1,707	32	34,513	656	36,220	688
TF Financial Corp	—	—	1,165	22	1,165	22
TierOne Corp (a)	—	—	2,447	1	2,447	1
Timberland Bancorp Inc/WA*	—	—	7,281	36	7,281	36
United Community Financial Corp/OH (a)	1,790	4	23,899	48	25,689	52
United Financial Bancorp Inc	2,135	30	66,527	930	68,662	960
United Western Bancorp Inc	—	—	3,403	6	3,403	6
Washington Federal Inc	—	—	168,757	3,471	168,757	3,471
Waterstone Financial Inc (a)	—	—	1,690	7	1,690	7
Westfield Financial Inc	4,840	44	25,968	237	30,808	281
WSFS Financial Corp*	2,471	104	—	—	2,471	104
	$ 2,204		$ 19,270			$ 21,474
Semiconductors - 2.68%
Actel Corp (a)	2,849	44	25,819	400	28,668	444
Advanced Analogic Technologies Inc (a)	—	—	2,829	11	2,829	11
Aetrium Inc (a)	—	—	352	1	352	1
Alpha & Omega Semiconductor Ltd (a),*	3,600	65	—	—	3,600	65
Amkor Technology Inc (a),*	11,841	89	28,996	219	40,837	308
Amtech Systems Inc (a)	—	—	6,945	67	6,945	67
Applied Micro Circuits Corp (a)	—	—	16,840	190	16,840	190
ATMI Inc (a),*	1,945	35	5,545	101	7,490	136
AuthenTec Inc (a)	—	—	8,240	21	8,240	21
AXT Inc (a)	—	—	22,452	98	22,452	98
Brooks Automation Inc (a)	5,693	55	57,647	560	63,340	615
Cabot Microelectronics Corp (a)	2,183	84	12,191	468	14,374	552
Cascade Microtech Inc (a)	—	—	8,181	39	8,181	39
Ceva Inc (a),*	427	5	876	11	1,303	16
Cohu Inc	2,420	39	28,834	466	31,254	505
Cypress Semiconductor Corp (a),*	10,800	139	—	—	10,800	139

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Diodes Inc (a)	—	$ —	4,000	$ 86	4,000	$ 86
DSP Group Inc (a),*	8,518	69	23,639	193	32,157	262
Emulex Corp (a),*	1,007	12	2,413	28	3,420	40
Entegris Inc (a),*	32,399	201	52,040	322	84,439	523
Exar Corp (a)	—	—	25,303	187	25,303	187
Fairchild Semiconductor International Inc (a)	18,000	202	135,680	1,522	153,680	1,724
GSI Technology Inc (a),*	2,922	19	7,064	45	9,986	64
Ikanos Communications Inc (a)	—	—	10,564	30	10,564	30
Integrated Device Technology Inc (a)	—	—	69,594	460	69,594	460
Integrated Silicon Solution Inc (a),*	6,500	80	18,921	233	25,421	313
International Rectifier Corp (a)	—	—	5,267	121	5,267	121
IXYS Corp (a)	616	6	5,347	49	5,963	55
Kopin Corp (a)	—	—	11,791	50	11,791	50
Lattice Semiconductor Corp (a)	30,763	163	144,329	760	175,092	923
Mattson Technology Inc (a)	—	—	8,900	40	8,900	40
MaxLinear Inc (a),*	2,600	44	—	—	2,600	44
Micrel Inc	4,175	49	30,987	362	35,162	411
MKS Instruments Inc (a),*	16,651	378	47,534	1,078	64,185	1,456
MoSys Inc (a)	—	—	2,100	9	2,100	9
Nanometrics Inc (a)	—	—	15,728	168	15,728	168
Omnivision Technologies Inc (a)	5,171	91	27,137	476	32,308	567
Pericom Semiconductor Corp (a)	3,939	46	26,767	312	30,706	358
Photronics Inc (a),*	25,215	137	86,898	473	112,113	610
PMC - Sierra Inc (a),*	17,202	152	—	—	17,202	152
QLogic Corp (a)	—	—	73,088	1,416	73,088	1,416
Richardson Electronics Ltd/United States	—	—	21,255	244	21,255	244
Rudolph Technologies Inc (a)	—	—	20,458	195	20,458	195
Semtech Corp (a),*	3,871	70	—	—	3,871	70
Sigma Designs Inc (a),*	17,276	204	3,086	37	20,362	241
Silicon Image Inc (a)	—	—	59,400	221	59,400	221
Silicon Laboratories Inc (a)	—	—	46,850	2,265	46,850	2,265
Skyworks Solutions Inc (a)	29,587	498	187,212	3,153	216,799	3,651
Standard Microsystems Corp (a),*	1,423	37	3,433	88	4,856	125
TriQuint Semiconductor Inc (a)	24,894	188	458,326	3,456	483,220	3,644
Ultra Clean Holdings (a)	—	—	1,369	14	1,369	14
Veeco Instruments Inc (a),*	4,471	197	3,563	157	8,034	354
Virage Logic Corp (a)	—	—	5,799	54	5,799	54
Zoran Corp (a),*	15,946	155	37,937	370	53,883	525
	$ 3,553		$ 21,326			$ 24,879
Shipbuilding - 0.01%
Todd Shipyards Corp	905	14	6,319	100	7,224	114

Software - 1.24%
Acxiom Corp (a),*	1,914	37	4,599	88	6,513	125
American Software Inc/Georgia*	284	2	589	4	873	6
Aspen Technology Inc (a),*	14,826	175	—	—	14,826	175
Avid Technology Inc (a)	2,325	34	34,816	508	37,141	542
Bowne & Co Inc	3,420	38	25,729	287	29,149	325
Bsquare Corp (a)	—	—	1,500	4	1,500	4
China Information Security Technology Inc (a),*	569	3	1,178	7	1,747	10
Concurrent Computer Corp (a)	—	—	1,702	10	1,702	10
CSG Systems International Inc (a),*	13,844	314	5,230	119	19,074	433
Deltek Inc (a),*	142	1	294	2	436	3
Digi International Inc (a)	2,466	27	24,734	265	27,200	292
DivX Inc (a)	—	—	13,818	115	13,818	115
Double-Take Software Inc (a),*	237	3	490	5	727	8
DynaVox Inc (a),*	4,300	61	—	—	4,300	61
Epicor Software Corp (a),*	4,696	43	11,383	105	16,079	148
Fair Isaac Corp*	4,887	103	17,286	364	22,173	467
Global Defense Technology & Systems Inc (a),*	3,778	53	780	11	4,558	64
Glu Mobile Inc (a)	—	—	9,761	15	9,761	15
infoGROUP Inc (a),*	2,420	20	5,855	47	8,275	67
Innerworkings Inc (a),*	663	4	1,374	8	2,037	12
JDA Software Group Inc (a),*	9,295	269	3,103	90	12,398	359
Lawson Software Inc (a),*	8,113	63	19,663	153	27,776	216
Mantech International Corp (a),*	1,954	88	1,609	72	3,563	160
Market Leader Inc (a)	—	—	2,508	6	2,508	6
MicroStrategy Inc (a),*	231	17	—	—	231	17
Monotype Imaging Holdings Inc (a),*	3,369	35	8,163	85	11,532	120
Omnicell Inc (a),*	725	9	1,755	23	2,480	32
Pervasive Software Inc (a)	2,417	12	12,508	62	14,925	74
PLATO Learning Inc (a)	—	—	33,273	188	33,273	188
Progress Software Corp (a),*	3,182	103	—	—	3,182	103
Quest Software Inc (a),*	8,840	155	22,337	392	31,177	547
Schawk Inc	2,325	44	13,399	254	15,724	298
Seachange International Inc (a),*	2,417	20	5,721	48	8,138	68
SS&C Technologies Holdings Inc (a),*	1,500	25	—	—	1,500	25
Sybase Inc (a)	4,743	206	67,647	2,935	72,390	3,141
SYNNEX Corp (a)	8,923	245	40,674	1,115	49,597	1,360
Take-Two Interactive Software Inc (a),*	26,000	283	39,296	427	65,296	710
THQ Inc (a)	—	—	6,925	53	6,925	53

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Trident Microsystems Inc (a)	—	—	32,453	$ 56	32,453	$ 56
Tyler Technologies Inc (a)	—	—	54,642	931	54,642	931
VeriFone Holdings Inc (a),*	5,800	110	317	6	6,117	116
	$ 2,602		$ 8,860			$ 11,462
Storage & Warehousing - 0.06%
Mobile Mini Inc (a)	2,657	44	31,252	519	33,909	563

Telecommunications - 2.41%
Adaptec Inc (a)	13,632	42	192,118	594	205,750	636
ADC Telecommunications Inc (a)	8,018	64	50,534	405	58,552	469
ADTRAN Inc	1,281	34	10,378	278	11,659	312
Anaren Inc (a)	237	4	4,619	68	4,856	72
Anixter International Inc (a)	2,609	137	12,936	678	15,545	815
Arris Group Inc (a),*	36,316	446	22,946	282	59,262	728
Atlantic Tele-Network Inc*	906	50	2,184	121	3,090	171
Aviat Networks Inc (a)	9,169	59	68,132	443	77,301	502
Black Box Corp	4,687	146	32,980	1,028	37,667	1,174
Calix Inc (a),*	700	8	—	—	700	8
Cincinnati Bell Inc (a)	16,323	55	169,326	570	185,649	625
Clearfield Inc (a)	—	—	1,467	4	1,467	4
Communications Systems Inc	956	12	9,093	116	10,049	128
Consolidated Communications Holdings Inc*	24,955	463	12,941	240	37,896	703
CPI International Inc (a),*	2,506	34	9,421	127	11,927	161
Ditech Networks Inc (a)	—	—	25,522	40	25,522	40
EchoStar Holding Corp (a),*	5,500	106	18,124	348	23,624	454
EMS Technologies Inc (a),*	427	7	876	14	1,303	21
EndWave Corp (a)	—	—	8,916	27	8,916	27
Extreme Networks (a),*	13,808	46	58,063	193	71,871	239
FiberTower Corp (a)	—	—	2,536	14	2,536	14
General Communication Inc (a)	—	—	7,654	47	7,654	47
GeoEye Inc (a),*	142	4	294	9	436	13
Global Crossing Ltd (a)	663	10	14,820	220	15,483	230
Globecomm Systems Inc (a)	3,226	25	19,927	155	23,153	180
Hypercom Corp (a)	—	—	42,522	177	42,522	177
ID Systems Inc (a)	—	—	569	2	569	2
IDT Corp (a)	—	—	986	8	986	8
IDT Corp - Class B (a)	—	—	41,939	416	41,939	416
Iowa Telecommunications Services Inc*	2,751	46	6,668	112	9,419	158
Knology Inc (a),*	2,990	39	7,243	95	10,233	134
Leap Wireless International Inc (a)	—	—	41,188	755	41,188	755
Loral Space & Communications Inc (a)	—	—	8,755	377	8,755	377
MasTec Inc (a),*	10,255	129	5,518	69	15,773	198
Meru Networks Inc (a),*	5,400	94	—	—	5,400	94
Netgear Inc (a)	2,610	71	23,138	626	25,748	697
NICE Systems Ltd ADR(a)	—	—	103,830	3,303	103,830	3,303
Occam Networks Inc (a)	—	—	2,060	13	2,060	13
Oplink Communications Inc (a),*	5,254	79	2,061	31	7,315	110
OpNext Inc (a)	—	—	21,260	50	21,260	50
Optical Cable Corp (a)	—	—	5,568	17	5,568	17
Orbcomm Inc (a)	—	—	19,297	43	19,297	43
Performance Technologies Inc (a)	—	—	11,588	32	11,588	32
Plantronics Inc*	12,151	404	11,156	370	23,307	774
Polycom Inc (a),*	6,210	202	12,648	412	18,858	614
Powerwave Technologies Inc (a),*	20,763	37	49,794	88	70,557	125
Preformed Line Products Co*	47	1	95	3	142	4
Premiere Global Services Inc (a),*	11,089	104	—	—	11,089	104
Relm Wireless Corp (a)	—	—	806	2	806	2
RF Micro Devices Inc (a),*	10,123	57	29,309	165	39,432	222
Soapstone Networks Inc	—	—	6,090	—	6,090	—
Sonus Networks Inc (a)	18,220	47	97,700	253	115,920	300
SureWest Communications (a)	2,266	19	20,269	174	22,535	193
Sycamore Networks Inc	1,707	34	22,531	446	24,238	480
Symmetricom Inc (a),*	10,703	71	46,270	307	56,973	378
Syniverse Holdings Inc (a)	4,955	100	196,550	3,946	201,505	4,046
Tekelec (a),*	10,523	191	11,038	200	21,561	391
Telular Corp (a)	—	—	3,801	12	3,801	12
Tessco Technologies Inc	—	—	1,702	43	1,702	43
Tollgrade Communications Inc (a)	—	—	13,191	84	13,191	84
USA Mobility Inc (a),*	332	5	686	9	1,018	14
UTStarcom Inc (a)	—	—	62,576	178	62,576	178
WPCS International Inc (a)	—	—	2,159	7	2,159	7
XETA Technologies Inc (a)	—	—	7,545	28	7,545	28
	$ 3,482		$ 18,874			$ 22,356

Textiles Culp Inc -(a) 0.15%	—	—	3,645	44	3,645	44
Dixie Group Inc (a)	—	—	8,418	41	8,418	41
G&K Services Inc	1,897	52	27,391	753	29,288	805
Unifirst Corp/MA*	2,686	131	6,997	342	9,683	473
	$ 183		$ 1,180			$ 1,363
Toys, Games & Hobbies - 0.12%
Jakks Pacific Inc (a),*	17,753	271	36,683	561	54,436	832

	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Combined	Combined
	Fund I Shares	Fund I Value	Fund II Shares	Fund II Value	Portfolio Shares	Portfolio Value
COMMON STOCKS (continued)	Held	(000's)	Held	(000's)	Held	(000's)
Leapfrog Enterprises Inc (a)	—	$ —	3,200	$ 22	3,200	$ 22
RC2 Corp (a),*	6,083	112	7,213	133	13,296	245
	$ 383		$ 716			$ 1,099
Transportation - 1.98%
Air Transport Services Group Inc (a),*	3,321	18	18,842	104	22,163	122
Alexander & Baldwin Inc	—	—	49,727	1,769	49,727	1,769
American Commercial Lines Inc (a),*	1,410	29	5,388	110	6,798	139
Arkansas Best Corp*	6,010	183	24,979	761	30,989	944
Atlas Air Worldwide Holdings Inc (a),*	10,210	565	25,311	1,399	35,521	1,964
Bristow Group Inc (a)	3,654	141	59,505	2,304	63,159	2,445
CAI International Inc (a)	—	—	10,123	138	10,123	138
Covenant Transportation Group Inc (a)	—	—	2,826	21	2,826	21
DHT Holdings Inc*	13,211	62	30,848	145	44,059	207
Dynamex Inc (a),*	427	8	880	15	1,307	23
Eagle Bulk Shipping Inc (a)	5,455	32	107,659	624	113,114	656
Forward Air Corp*	1,327	37	3,205	90	4,532	127
Frozen Food Express Industries Inc (a)	—	—	17,908	81	17,908	81
Genco Shipping & Trading Ltd (a)	2,609	60	30,355	703	32,964	763
General Maritime Corp	4,935	40	87,336	708	92,271	748
Golar LNG Ltd (a)	1,813	24	15,165	198	16,978	222
Gulfmark Offshore Inc (a),*	13,557	467	16,854	581	30,411	1,048
Heartland Express Inc*	8,792	146	6,973	115	15,765	261
Horizon Lines Inc*	23,537	129	46,070	251	69,607	380
HUB Group Inc (a),*	1,992	64	4,828	154	6,820	218
International Shipholding Corp*	2,300	70	6,850	208	9,150	278
Knight Transportation Inc*	1,100	23	—	—	1,100	23
Knightsbridge Tankers Ltd*	7,235	136	13,753	261	20,988	397
Marten Transport Ltd (a),*	3,887	85	15,276	334	19,163	419
Nordic American Tanker Shipping Ltd*	6,017	188	18,373	574	24,390	762
Old Dominion Freight Line Inc (a),*	2,040	73	4,943	177	6,983	250
Overseas Shipholding Group Inc	—	—	34,268	1,715	34,268	1,715
Pacer International Inc (a),*	14,747	98	2,850	19	17,597	117
PAM Transportation Services Inc (a)	—	—	9,796	155	9,796	155
PHI Inc (a)	956	20	10,708	223	11,664	243
Providence and Worcester Railroad Co	—	—	3,324	44	3,324	44
Saia Inc (a)	—	—	7,911	131	7,911	131
Ship Finance International Ltd*	8,510	169	26,765	530	35,275	699
TBS International PLC (a),*	7,800	63	—	—	7,800	63
USA Truck Inc (a)	—	—	5,459	101	5,459	101
Werner Enterprises Inc	3,783	85	20,132	451	23,915	536
YRC Worldwide Inc (a),*	92,446	51	237,976	132	330,422	183
	$ 3,066		$ 15,326			$ 18,392
Trucking & Leasing - 0.61%
Aircastle Ltd	16,936	203	128,845	1,548	145,781	1,751
Amerco Inc (a)	901	56	12,796	799	13,697	855
GATX Corp	—	—	57,664	1,882	57,664	1,882
Greenbrier Cos Inc (a)	—	—	22,591	367	22,591	367
TAL International Group Inc	1,447	38	25,948	675	27,395	713
Textainer Group Holdings Ltd	—	—	88	2	88	2
Willis Lease Finance Corp (a)	—	—	7,612	107	7,612	107
	$ 297		$ 5,380			$ 5,677
Water - 0.11%
American States Water Co*	3,504	131	3,910	146	7,414	277
California Water Service Group*	4,000	155	3,909	151	7,909	306
Pico Holdings Inc (a),*	1,233	44	2,988	106	4,221	150
SJW Corp	1,138	31	8,647	238	9,785	269
	$ 361		$ 641			$ 1,002
TOTAL COMMON STOCKS	$ 151,049		$ 698,502			$ 849,551
					Combined
	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Portfolio	Combined
	Fund I Maturity	Fund I Value	Fund II Maturity	Fund II Value	Maturity	Portfolio Value
REPURCHASE AGREEMENTS - 7.48%	Amount (000's)	(000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Banks - 7.48%
Investment in Joint Trading Account; Bank of America	$2,778	$ 2,778	16,220	16,220	$ 18,998	$ 18,998
Repurchase Agreement; 0.19% dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes; $19,378,203; 0.00% - 4.63%;
dated 06/25/10 - 10/15/15)
Investment in Joint Trading Account; Credit Suisse Repurchase	1,807	1,807	10,550	10,550	12,357	12,357
Agreement; 0.19% dated 04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $12,604,495; 0.00% - 5.50%; dated 03/03/10 -
10/05/29)
Investment in Joint Trading Account; Deutsche Bank Repurchase	2,778	2,778	16,220	16,220	18,998	18,998
Agreement; 0.18% dated 04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $19,378,203; 1.13% - 3.75%; dated 09/09/11 -
03/09/12)

Combined
	SmallCap Value	SmallCap Value	SmallCap Value	SmallCap Value	Portfolio	Combined
	Fund I Maturity	Fund I Value	Fund II Maturity	Fund II Value	Maturity	Portfolio Value
REPURCHASE AGREEMENTS (continued)	Amount (000's)	(000's)	Amount (000's)	(000's)	Amount (000's)	(000's)
Investment in Joint Trading Account; Morgan Stanley Repurchase	$2,778	$ 2,779	$16,220	$16,220	$ 18,998	$ 18,999
Agreement; 0.18% dated 04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $19,378,204; 0.00% - 5.85%; dated 03/03/10 -
02/19/25)
	$ 10,142		$ 59,210			$ 69,352
TOTAL REPURCHASE AGREEMENTS	$ 10,142		$ 59,210			$ 69,352
Total Investments	$ 161,191		$ 757,712			$ 918,903
Other Assets in Excess of Liabilities, Net - 0.86%		626		7,328		$ 7,954
TOTAL NET ASSETS - 100.00%	$ 161,817		$ 765,040			$ 926,857

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $25 and $0 or 0.00% and 0.00% of net assets.
*	Security or a portion of the security will be disposed of to meet the investment strategies of the Acquiring Fund.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:
	SmallCap Value	SmallCap Value
	Fund I	Fund II	Combined Portfolio
Unrealized Appreciation	$ 23,063	$ 118,769	$ 141,832
Unrealized Depreciation	(6,204)	(49,008)	(55,212)
Net Unrealized Appreciation (Depreciation)	$ 16,859	$ 69,761	$ 86,620
Cost for federal income tax purposes	$ 144,332	$ 687,951	$ 832,283
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)
		SmallCap Value	SmallCap Value
Sector/Country		Fund I	Fund II	Combined Portfolio
Financial		37.00%	32.65%	33.40%
Industrial		14.53%	16.33%	16.01%
Consumer, Cyclical		12.14%	15.79%	15.13%
Consumer, Non-cyclical		12.33%	11.05%	11.26%
Technology		5.09%	6.08%	5.91%
Energy		4.06%	6.08%	5.74%
Basic Materials		5.22%	4.62%	4.73%
Communications		4.04%	4.66%	4.58%
Utilities		5.15%	1.69%	2.30%
Diversified		0.02%	0.09%	0.08%
Exchange Traded Funds		0.03%	0.00%	0.00%
Other Assets in Excess of Liabilities, Net		0.39%	0.96%	0.86%
TOTAL NET ASSETS		100.00%	100.00%	100.00%

Other Assets Summary (unaudited)
			SmallCap Value	SmallCap Value
Asset Type			Fund I	Fund II	Combined Portfolio
Futures			6.72%	8.02%	7.80%

SmallCap Value Fund I Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	152	$ 10,590	$ 10,876	$ 286
					$ 286
All dollar amounts are shown in thousands (000's)

SmallCap Value Fund II Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	858	$59,279	$ 61,390	$ 2,111
					$ 2,111
All dollar amounts are shown in thousands (000's)

Pro Forma Notes to Financial Statements
April 30, 2010
(unaudited)

1. Description of the Funds
SmallCap Value Fund I and SmallCap Value Fund II are series of Principal Funds, Inc. (the “Fund”). The Fund is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company.

2. Basis of Combination
On June 14, 2010, the Board of Directors of Principal Funds, Inc., SmallCap Value Fund I approved an Agreement and Plan of
Reorganization (the “Reorganization”) whereby, SmallCap Value Fund II will acquire all the assets of SmallCap Value Fund I subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of SmallCap Value Fund II.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at April 30, 2010. The unaudited pro forma schedules of investments and statements of assets and liabilities reflect the financial position of SmallCap Value Fund I and SmallCap Value Fund
II at April 30, 2010. The unaudited pro forma statements of operations reflect the results of operations of SmallCap Value Fund I and
SmallCap Value Fund II for the twelve months ended April 30, 2010. The statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the dates indicated above for SmallCap Value Fund I and SmallCap
Value Fund II under U.S. generally accepted Funding principles. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of SmallCap Value Fund II for pre-combination periods will not be restated.

SmallCap Value Fund I will pay all expenses and out-of-pocket fees incurred in connection with the Reorganization, including printing, mailing, and legal fees. These expenses and fees are expected to total $22,455. Further, SmallCap Value Fund I will also pay any trading costs associated with disposing of any portfolio securities that would not be compatible with the investment objectives and strategies of the SmallCap Value Fund II and reinvesting the proceeds in securities that would be compatible. These trading costs are estimated to be $188,000. As of April 30, 2010, the realized gain would be approximately $10,102,000 ($0.86 per share) on a US
GAAP basis.

The pro forma schedules of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

3. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted Funding principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York
Stock Exchange. The identified cost of the Fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Pro Forma Notes to Financial Statements
April 30, 2010
(unaudited)

4. Operating Polices

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies.
Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

5. Security Valuation

SmallCap Value Fund I and SmallCap Value Fund II value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are ordinarily not reflected in the Fund’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the
Fund’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Pro Forma Notes to Financial Statements
April 30, 2009
(unaudited)

5. Security Valuation (Continued)

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

--- Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

--- Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

--- Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.)
Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s
Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Pro Forma Notes to Financial Statements
April 30, 2009
(unaudited)

5. Security Valuation (Continued)

As of April 30, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Funds’ securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund I
Common Stocks*		151,049	—	—	151,049
Repurchase Agreements		—	10,142	—	10,142
	Total investments in securities	$151,049	$ 10,142	$ —	$ 161,191

Assets
Equity Contracts**
Futures		$ 286	$ —	$ —	$ 286

SmallCap Value Fund II
Common Stocks
Basic Materials		35,339	—	—	35,339
Communications		35,901	—	—	35,901
Consumer, Cyclical		120,579	—	21	120,600
Consumer, Non-cyclical		84,448	—	—	84,448
Diversified		678	—	—	678
Energy		46,570	—	—	46,570
Financial		190,471	4	—	190,475
Industrial		124,919	—	—	124,919
Technology		46,608	—	—	46,608
Utilities		12,964	—	—	12,964
Repurchase Agreements		—	59,210	—	59,210
	Total investments in securities	$ 698,477	$ 59,214	$ 21	$ 757,712

Assets
Equity Contracts**
Futures		$ 2,111	$ —	$ —	$ 2,111

*	For additional detail regarding sector classifications, please see the Schedule of Investments.
**	Foreign Currency Contracts, Futures, Options, Short Sales, and Swap and Swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value	Accrued		Change in	Net		Transfers	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	April 30,
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	2010
SmallCap Value Fund II
Common Stocks
Consumer, Cyclical	$ 21	$ —	$ 3	$ 2	$ (5)	$ —	$ —	$ 21
Total	$ 21	$ —	$ 3	$ 2	$ (5)	$ —	$ —	$ 21

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -transfer out of Level 3

3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

Pro Forma Notes to Financial Statements
April 30, 2009
(unaudited)

6. Capital Shares
The pro forma net asset value per share assumes issuance of shares of SmallCap Value Fund II that would have been issued at April
30, 2010, in connection with the Reorganization. The number of shares assumed to be issued is equal to the net assets of SmallCap
Value Fund I, as of April 30, 2010, divided by the net asset value per share of the SmallCap Value Fund II as of April 30, 2010. The
pro forma number of shares outstanding, by class, for the combined fund can be found on the statement of assets and liabilities.

7. Pro Forma Adjustments
The accompanying pro forma financial statements reflect changes in fund shares as if the Reorganization had taken place on April 30,
2010. The expenses of the SmallCap Value Fund I were adjusted assuming the fee structure of the SmallCap Value Fund II was in effect for the twelve months ended April 30, 2010.

8. Distributions
No provision for federal income taxes is considered necessary because each fund is qualified as a “regulated investment company”
under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.